Schedule of Investments (unaudited) June 30, 2019	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 55.6%
Ajax Mortgage Loan Trust:
Series 2017-D, Class A, 3.75%, 12/25/57(a)	$2,087	$2,144,553
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(c)	1,703	766,207
Series 2018-A, Class A, 3.85%, 04/25/58(a)(b)	2,112	2,078,516
Series 2018-A, Class B, 0.00%, 04/25/58(a)(b)	604	350,074
Series 2018-B, Class A, 3.75%, 02/26/57(a)(b)	1,817	1,815,218
Series 2018-B, Class B, 0.00%, 02/26/57(a)(b)	886	248,158
Series 2018-D, Class A, 3.75%, 08/25/58(a)(b)(c)	3,713	3,703,509
Series 2018-D, Class B, 0.00%, 08/25/58(a)(b)(c)	918	514,242
Series 2018-E, Class A, 4.38%, 06/25/58(a)(c)	3,872	3,915,094
Series 2018-E, Class B, 5.25%, 06/25/58(a)(c)	368	378,498
Series 2018-E, Class C, 0.00%, 06/25/58(a)(b)(c)	931	277,937
Series 2018-F, Class A, 4.38%, 11/25/58(a)(b)(c)	4,232	4,263,523
Series 2018-F, Class B, 5.25%, 11/25/58(a)(b)(c)	420	414,912
Series 2018-F, Class C, 0.00%, 11/25/58(a)(b)	1,018	493,177
Series 2018-G, Class A, 4.38%, 06/25/57(a)(b)(c)	5,409	5,409,537
Series 2018-G, Class B, 5.25%, 06/25/57(a)(b)(c)	560	549,976
Series 2018-G, Class C, 0.00%, 06/25/57(a)(b)	1,433	1,329,366
Series 2019-A, Class A, 3.75%, 08/25/57(a)(c)	3,560	3,577,341
Series 2019-A, Class B, 5.25%, 08/25/57(a)(b)(c)	350	342,860
Series 2019-A, Class C, 0.00%, 08/25/57(a)	878	709,595
Series 2019-B, Class A, 3.75%, 01/25/59(a)(c)	4,242	4,266,890
Series 2019-B, Class B, 5.25%, 01/25/59(a)(c)	409	400,832
Series 2019-B, Class C, 0.00%, 01/25/59(a)(b)	1,050	759,465
Series 2019-C, Class A, 3.95%, 10/25/58(a)(b)(c)	3,978	3,995,404
Allegro CLO II-S Ltd.:
Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.080%), 3.67%, 10/21/28(a)(d)	2,000	1,997,945

Security	Par (000)	Value
Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.150%), 4.74%, 10/21/28(a)(d)	$300	$297,383
Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.000%), 5.59%, 10/21/28(a)(d)	750	737,078
Allegro CLO IV Ltd., Series 2016-1X, Class D, (3 mo. LIBOR US + 3.850%), 6.45%, 01/15/29(d)	500	499,516
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.130%), 3.72%, 01/17/31(a)(d)	1,000	994,560
ALM VI Ltd., Series 2012-6A, Class DR3, (3 mo. LIBOR US + 5.050%), 7.65%, 07/15/26(a)(d)	600	576,658
ALM VII Ltd.:
Series 2012-7A, Class A1A2, (3 mo. LIBOR US + 1.170%), 0.00%, 07/15/29(a)(b)(d)	1,000	1,000,000
Series 2012-7A, Class A1R, (3 mo. LIBOR US + 1.480%), 4.08%, 10/15/28(a)(d)	1,000	1,000,987
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.500%), 4.10%, 07/15/27(a)(d)	1,000	996,777
Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.700%), 5.30%, 07/15/27(a)(d)	1,000	993,614
ALM XVII Ltd., Series 2015-17A, Class BR, (3 mo. LIBOR US + 2.100%), 4.70%, 01/15/28(a)(d)	500	497,904
AMMC CLO 20 Ltd., Series 2017-20A, Class E, (3 mo. LIBOR US + 5.810%), 8.40%, 04/17/29(a)(d)	500	476,031
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.250%), 3.83%, 07/25/29(a)(d)	500	500,469
Anchorage Capital CLO 3-R Ltd.:
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.050%), 3.63%, 01/28/31(a)(d)	1,000	993,433
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.500%), 4.08%, 01/28/31(a)(d)	1,000	989,424
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.850%), 4.43%, 01/28/31(a)(d)	500	482,782
Anchorage Capital CLO 4-R Ltd.:
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.050%), 3.63%, 01/28/31(a)(d)	1,500	1,489,793
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.850%), 4.43%, 01/28/31(a)(d)	1,500	1,460,021
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.600%), 5.18%, 01/28/31(a)(d)	750	720,531
Anchorage Capital CLO 5-R Ltd.:
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.450%), 4.05%, 01/15/30(a)(d)	1,700	1,675,950
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.850%), 4.45%, 01/15/30(a)(d)	3,000	2,913,887

Portfolio Abbreviations

ABS	Asset-Backed Security

AGM	Assurance Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

CAD	Canadian Dollar

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

EDA	Economic Development Authority

GO	General Obligation Bonds

IDA	Industrial Development Authority

JPY	Japanese Yen

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

SEK	Swedish Krona

S&P	S&P Global Ratings

TBA	To-be-announced

USD	US Dollar

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.400%), 8.00%, 01/15/30(a)(d)	$1,000	$962,967
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class B1R, (3 mo. LIBOR US + 1.300%), 3.90%, 10/15/27(a)(d)	1,500	1,492,892
Series 2015-7A, Class CR, (3 mo. LIBOR US + 1.700%), 4.30%, 10/15/27(a)(d)	625	618,196
Series 2015-7A, Class DR, (3 mo. LIBOR US + 2.700%), 5.30%, 10/15/27(a)(d)	1,000	991,203
Anchorage Capital CLO 8 Ltd.:
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.000%), 3.58%, 07/28/28(a)(d)	1,000	998,031
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.600%), 4.18%, 07/28/28(a)(d)	1,000	993,222
Series 2016-8A, Class CR, (3 mo. LIBOR US + 2.100%), 4.68%, 07/28/28(a)(d)	1,000	987,192
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.000%), 5.58%, 07/28/28(a)(d)	750	737,573
Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.750%), 8.33%, 07/28/28(a)(d)	2,060	2,050,746
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class E, (3 mo. LIBOR US + 7.250%), 9.85%, 01/15/29(a)(d)	600	593,620
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.150%), 4.75%, 10/13/30(a)(d)	500	494,879
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.800%), 9.40%, 10/13/30(a)(d)	1,000	997,748
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.080%), 3.68%, 04/15/31(a)(d)	1,387	1,378,826
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.010%), 3.60%, 04/20/31(a)(d)	1,000	988,550
Apidos CLO XXI, Series 2015-21A, Class DR, (3 mo. LIBOR US + 5.200%), 7.80%, 07/18/27(a)(d)	500	483,396
Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 8.59%, 10/20/27(a)(d)	500	500,008
Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 8.55%, 01/15/27(a)(d)	500	497,786
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.250%), 7.83%, 07/25/30(a)(d)	500	460,556
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.300%), 3.69%, 04/15/27(a)(d)	1,920	1,922,508
Series 2017-FL1, Class B, (1 mo. LIBOR US + 2.500%), 4.89%, 04/15/27(a)(d)	438	438,942
ARES XLIII CLO Ltd., Series 2017-43A, Class E, (3 mo. LIBOR US + 6.470%), 9.07%, 10/15/29(a)(d)	750	736,520
ARES XXXIV CLO Ltd., Series 2015-2A, Class E2, (3 mo. LIBOR US + 5.200%), 7.78%, 07/29/26(a)(d)	500	497,403
ARES XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.170%), 3.77%, 10/15/30(a)(d)	600	599,196
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 2.88%, 05/25/35(d)	67	57,970
Assurant CLO III Ltd., Series 2018-2A, Class C, (3 mo. LIBOR US + 2.250%), 4.84%, 10/20/31(a)(d)	500	490,200

Security	Par (000)	Value
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.240%), 3.76%, 05/28/30(a)(d)	$1,825	$1,825,370
Atrium XII, Series 12A, Class AR, (3 mo. LIBOR US + 0.830%), 3.42%, 04/22/27(a)(d)	1,000	997,752
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.050%), 3.62%, 08/05/27(a)(d)	1,500	1,498,507
BA Credit Card Trust:
Series 2017-A2, Class A2, 1.84%, 01/17/23	1,700	1,695,031
Series 2018-A2, Class A2, 3.00%, 09/15/23	9,945	10,116,160
Babson CLO Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.190%), 3.78%, 10/20/30(a)(d)	1,000	996,696
Bain Capital Credit CLO, Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.080%), 3.67%, 07/19/31(a)(d)	1,000	991,519
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)	5,740	4,538,555
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.950%), 3.54%, 07/20/29(a)(d)	1,000	994,196
Battalion CLO VII Ltd.:
Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.040%), 3.63%, 07/17/28(a)(d)	1,750	1,744,939
Series 2014-7A, Class BRR, (3 mo. LIBOR US + 2.500%), 5.09%, 07/17/28(a)(d)	750	749,206
Battalion CLO X Ltd., Series 2016-10A, Class DR, (3 mo. LIBOR US + 6.650%), 9.18%, 01/24/29(a)(d)	500	494,138
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.980%), 8.56%, 10/24/29(a)(d)	1,000	954,242
Bayview Financial Revolving Asset Trust:
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 3.40%, 02/28/40(a)(d)	6,710	6,498,548
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 3.40%, 12/28/40(a)(d)	2,542	2,403,367
Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 3.33%, 12/28/40(a)(d)	3,427	3,117,205
BDS Ltd., Series 2019-FL3, Class A, (1 mo. LIBOR US + 1.400%), 3.79%, 12/15/35(a)(d)	6,205	6,218,603
Bear Stearns Asset-Backed Securities I Trust:
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.320%), 2.72%, 03/25/37(d)	824	576,483
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 2.54%, 03/25/37(d)	125	129,823
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.350%), 2.75%, 04/25/37(d)	313	266,774
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 3.60%, 01/25/36(d)	90	90,149
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, (3 mo. LIBOR US + 1.250%), 3.84%, 01/20/29(a)(d)	500	501,202
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.090%), 3.68%, 04/20/31(a)(d)	1,000	993,974

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.100%), 3.69%, 01/20/31(a)(d)	$900	$893,756
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, (3 mo. LIBOR US + 6.410%), 9.01%, 10/15/30(a)(d)	1,000	974,847
Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 3.74%, 10/17/26(a)(d)	220	219,978
BlueMountain CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 3.77%, 10/22/30(a)(d)	2,200	2,197,788
Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 8.05%, 04/13/27(a)(d)	250	249,032
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.000%), 3.59%, 04/20/31(a)(d)	1,000	993,353
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (1 mo. LIBOR US + 1.050%), 3.44%, 03/15/28(a)(d)	1,159	1,159,811
Capital One Multi-Asset Execution Trust:
Series 2017-A4, Class A4, 1.99%, 07/17/23	2,816	2,812,203
Series 2018-A1, Class A1, 3.01%, 02/15/24	2,548	2,592,752
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.970%), 3.56%, 04/17/31(a)(d)	1,515	1,493,821
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.500%), 4.09%, 04/20/27(a)(d)	1,000	995,614
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.600%), 4.18%, 07/28/28(a)(d)	1,000	999,593
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 11.09%, 07/20/32(a)(d)	104	99,725
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.200%), 7.79%, 04/20/27(a)(d)	1,000	963,004
Series 2016-2A, Class D2R, (3 mo. LIBOR US + 5.170%), 7.77%, 07/15/27(a)(d)	1,000	943,630
Carlyle U.S. CLO Ltd., Series 2016-4A, Class DR, (3 mo. LIBOR US + 5.400%), 7.99%, 10/20/27(a)(d)	250	239,332
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.120%), 2.52%, 10/25/36(d)	266	206,102
Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 2.56%, 10/25/36(d)	141	109,841
Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.250%), 2.65%, 10/25/36(d)	2,173	1,707,814
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 2.64%, 08/25/36(d)	630	492,599
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.160%), 2.56%, 10/25/36(d)	83	76,622
Series 2007-FRE1, Class A3, (1 mo. LIBOR US + 0.260%), 2.66%, 02/25/37(d)	2,200	2,057,731
CBAM Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.250%), 3.84%, 07/20/30(a)(d)	1,500	1,496,513
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.230%), 3.82%, 10/17/29(a)(d)	2,500	2,501,097

Security	Par (000)	Value
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.700%), 4.29%, 10/17/29(a)(d)	$500	$496,175
Series 2017-3A, Class E1, (3 mo. LIBOR US + 6.500%), 9.09%, 10/17/29(a)(d)	1,000	969,344
Series 2018-6A, Class A, (3 mo. LIBOR US + 0.940%), 3.54%, 07/15/31(a)(d)	1,000	998,087
Series 2018-6A, Class B1, (3 mo. LIBOR US + 1.500%), 4.10%, 07/15/31(a)(d)	1,000	983,772
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.980%), 3.57%, 04/20/31(a)(d)	500	495,572
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.090%), 3.68%, 10/20/28(a)(d)	500	499,713
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.250%), 3.84%, 10/17/30(a)(d)	1,000	999,194
Cent CLO Ltd.:
Series 2015-24A, Class A1R, (3 mo. LIBOR US + 1.070%), 3.67%, 10/15/26(a)(d)	2,000	2,000,333
Series C17A, Class A1AR, (3 mo. LIBOR US + 1.030%), 3.61%, 04/30/31(a)(d)	2,000	1,978,268
Chase Issuance Trust, Series 2016-A4, Class A4, 1.49%, 07/15/22	6,650	6,608,627
CIFC Funding Ltd.:
Series 2013-2A, Class A1LR, (3 mo. LIBOR US + 1.210%), 3.81%, 10/18/30(a)(d)	1,350	1,347,018
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.130%), 3.72%, 10/17/30(a)(d)	1,500	1,497,554
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.750%), 9.34%, 10/21/28(a)(d)	500	500,203
Series 2017-2A, Class A, (3 mo. LIBOR US + 1.240%), 3.83%, 04/20/30(a)(d)	500	499,918
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.000%), 3.60%, 04/18/31(a)(d)	710	702,197
Citibank Credit Card Issuance Trust:
Series 2014-A5, Class A5, 2.68%, 06/07/23	4,420	4,470,533
Series 2017-A8, Class A8, 1.86%, 08/08/22	1,500	1,495,800
Citigroup Mortgage Loan Trust:
Series 2006-WFH4, Class M3, (1 mo. LIBOR US + 0.320%), 2.72%, 11/25/36(d)	290	255,622
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.270%), 2.67%, 05/25/37(d)	17	12,671
Series 2007-WFH2, Class M3, (1 mo. LIBOR US + 0.470%), 2.87%, 03/25/37(d)	5,000	4,762,803
Series 2007-WFH4, Class M3A, (1 mo. LIBOR US + 2.500%), 4.90%, 07/25/37(d)	1,000	1,062,421
Clear Creek CLO, Series 2015-1A, Class ER, (3 mo. LIBOR US + 6.300%), 8.89%, 10/20/30(a)(d)	1,000	986,302
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%, 11/15/28(c)	60	50,567
Series 1998-4, Class M1, 6.83%, 04/01/30(c)	1,217	1,111,163

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 1998-8, Class M1, 6.98%, 09/01/30(c)	$1,094	$967,126
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(c)	2,413	1,071,670
Series 2000-4, Class A6, 8.31%, 05/01/32(c)	2,426	1,068,749
Countrywide Asset-Backed Certificates:
Series 2005-16, Class 1AF, 5.69%, 05/25/36(c)	1,882	1,870,365
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 2.56%, 09/25/46(d)	13	12,373
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.270%), 2.66%, 03/15/34(d)	43	40,909
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 3.33%, 02/15/28(a)	3,950	4,034,699
Credit Suisse Commercial Mortgage Trust, Series 2018-RPL8, Class A1, 4.13%, 07/25/58(a)(c)	4,443	4,501,562
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.43%, 12/25/36(e)	22	20,336
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(e)	2,900	2,981,556
Series 2006-SL1, Class A3, (1 mo. LIBOR US + 0.440%), 2.84%, 09/25/36(a)(d)	6,375	856,848
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A3, 5.84%, 07/25/27	171	356,348
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.69%, 12/15/33(a)(d)	40	38,178
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 2.58%, 05/15/35(a)(b)(d)	13	12,157
CWHEQ Revolving Home Equity Loan Trust:
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 2.57%, 05/15/36(d)	3,146	3,055,060
Series 2006-G, Class 2A, (1 mo. LIBOR US + 0.150%), 2.54%, 10/15/36(d)	358	340,875
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.180%), 3.77%, 10/20/30(a)(d)	1,000	994,507
Dewolf Park CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.200%), 8.80%, 10/15/30(a)(d)	1,000	985,389
Dorchester Park CLO DAC:
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.450%), 4.04%, 04/20/28(a)(d)	1,500	1,483,559
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.750%), 4.34%, 04/20/28(a)(d)	500	496,055
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.120%), 3.72%, 01/15/31(a)(d)	2,000	1,999,566
Dryden Senior Loan Fund, Series 2017-47A, Class E, (3 mo. LIBOR US + 6.200%), 8.80%, 04/15/28(a)(d)	250	244,513
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 3.50%, 10/15/27(a)(d)	250	249,471
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.200%), 3.72%, 08/15/30(a)(d)	1,247	1,243,807

Security	Par (000)	Value
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)(c)	$2,510	$2,551,546
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 02/18/31(a)	2,826	2,847,861
First Franklin Mortgage Loan Trust:
Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.120%), 2.52%, 10/25/36(d)	1,203	981,407
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.140%), 2.54%, 12/25/36(d)	649	376,295
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.150%), 2.55%, 12/25/36(d)	3,067	2,689,071
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.54%, 02/25/37(d)	2,753	2,111,994
Galaxy XXIX CLO Ltd., Series 2018-29A, Class C, (3 mo. LIBOR US + 1.680%), 4.20%, 11/15/26(a)(d)	2,150	2,132,437
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.250%), 2.65%, 12/25/35(d)	20	19,935
Gilbert Park CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.400%), 9.00%, 10/15/30(a)(d)	1,000	992,047
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.315%), 2.72%, 11/25/36(d)	258	262,813
GoldenTree Loan Opportunities IX Ltd.:
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.110%), 3.69%, 10/29/29(a)(d)	500	499,230
Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.660%), 8.24%, 10/29/29(a)(d)	750	730,934
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.350%), 2.75%, 12/25/35(d)	283	123,922
Series 2006-4, Class 1A1, 4.06%, 03/25/36(c)	1,309	1,136,135
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)	28	9,744
GSAMP Trust:
Series 2006-FM3, Class A1, (1 mo. LIBOR US + 0.140%), 2.54%, 11/25/36(d)	2,373	1,389,013
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.200%), 2.60%, 01/25/47(d)	14	8,809
Series 2007-HS1, Class M7, (1 mo. LIBOR US + 2.250%), 4.65%, 02/25/47(d)	3,000	2,945,173
Halcyon Loan Advisors Funding Ltd.:
Series 2014-3A, Class B1R, (3 mo. LIBOR US + 1.700%), 4.29%, 10/22/25(a)(d)	1,600	1,600,888
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.080%), 3.66%, 07/25/27(a)(d)	250	249,681
Highbridge Loan Management Ltd., Series 12A-18, Class D, (3 mo. LIBOR US + 5.150%), 7.75%, 07/18/31(a)(d)	1,120	1,018,792
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.025%), 4.43%, 07/25/34(d)	31	30,993
Series 2007-B, Class 2A3, (1 mo. LIBOR US + 0.200%), 2.60%, 07/25/37(d)	291	199,370
HPS Loan Management Ltd., Series 10A-16, Class C, (3 mo. LIBOR US + 3.650%), 6.24%, 01/20/28(a)(d)	500	499,503
Invitation Homes Trust:
Series 2018-SFR2, Class E, (1 mo. LIBOR US + 2.000%), 4.39%, 06/17/37(a)(d)	2,000	1,999,994

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2018-SFR2, Class F, (1 mo. LIBOR US + 2.250%), 4.64%, 06/17/37(a)(d)	$2,000	$1,999,372
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.000%), 4.39%, 07/17/37(a)(d)	2,545	2,548,544
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (1 mo. LIBOR US + 0.800%), 3.20%, 07/25/36(d)	3,498	3,329,313
Kayne CLO II Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.240%), 3.84%, 10/15/31(a)(d)	1,000	997,515
KKR CLO Ltd.:
Series 12, Class ER2, (3 mo. LIBOR US + 6.150%), 8.75%, 10/15/30(a)(d)	1,000	957,967
Series 23, Class E, (3 mo. LIBOR US + 6.000%), 8.59%, 10/20/31(a)(d)	500	473,800
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.070%), 3.66%, 01/20/31(a)(d)	2,000	1,989,175
LCM XX LP, Series 20A, Class AR, (3 mo. LIBOR US + 1.040%), 3.63%, 10/20/27(a)(d)	500	499,950
LCM XXI LP:
Series 21A, Class AR, (3 mo. LIBOR US + 0.880%), 3.47%, 04/20/28(a)(d)	500	497,788
Series 21A, Class ER, (3 mo. LIBOR US + 5.750%), 8.34%, 04/20/28(a)(d)	500	496,554
Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.00%, 02/25/58(a)(c)	3,619	3,627,446
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33	1,094	915,262
Lendmark Funding Trust:
Series 2017-1A, Class A, 2.83%, 12/22/25(a)	4,033	4,021,892
Series 2017-1A, Class B, 3.77%, 12/22/25(a)	1,570	1,588,746
Series 2017-2A, Class A, 2.80%, 05/20/26(a)	5,084	5,086,387
Series 2017-2A, Class B, 3.38%, 05/20/26(a)	2,540	2,561,324
Series 2018-2A, Class A, 4.23%, 04/20/27(a)	3,000	3,113,423
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.130%), 3.52%, 05/15/28(a)(d)	4,190	4,189,991
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.62%, 11/25/36(d)	3,639	1,649,531
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.180%), 2.58%, 03/25/46(d)	1,035	828,815
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.260%), 2.66%, 05/25/36(d)	848	381,137
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.55%, 06/25/36(d)	4,086	2,262,980
Series 2006-7, Class 1A, (1 mo. LIBOR US + 0.155%), 2.56%, 08/25/36(d)	5,180	3,185,146
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.56%, 08/25/36(d)	7,435	3,851,017
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.240%), 2.64%, 08/25/36(d)	1,716	902,621
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.56%, 09/25/36(d)	5,684	2,361,637
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.110%), 2.51%, 10/25/36(d)	7,434	3,174,454
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.56%, 10/25/36(d)	2,479	1,068,846

Security	Par (000)	Value
Madison Park Funding X Ltd.:
Series 2012-10A, Class CR2, (3 mo. LIBOR US + 2.350%), 4.79%, 01/20/29(a)(d)	$1,000	$999,402
Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.400%), 8.84%, 01/20/29(a)(d)	500	500,027
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, (3 mo. LIBOR US + 6.450%), 9.04%, 07/23/29(a)(d)	500	491,461
Madison Park Funding XIII Ltd.:
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.950%), 3.54%, 04/19/30(a)(d)	940	936,764
Series 2014-13A, Class ER, (3 mo. LIBOR US + 5.750%), 8.34%, 04/19/30(a)(d)	1,000	963,023
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.450%), 6.03%, 01/27/26(a)(d)	1,000	999,828
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.190%), 3.78%, 10/21/30(a)(d)	1,750	1,746,700
Madison Park Funding XXV Ltd., Series 2017-25A, Class D, (3 mo. LIBOR US + 6.100%), 8.68%, 04/25/29(a)(d)	1,000	972,212
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.200%), 3.78%, 07/29/30(a)(d)	1,500	1,500,416
Madison Park Funding XXX Ltd.:
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.950%), 7.55%, 04/15/29(a)(d)	1,000	976,142
Series 2018-30X, Class E, (3 mo. LIBOR US + 4.950%), 7.55%, 04/15/29(d)	250	244,036
Mariner Finance Issuance Trust, Series 2019-AA, Class A, 2.96%, 07/20/32 (a)	5,000	4,999,057
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 2.66%, 06/25/36(a)(d)	446	400,265
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.150%), 2.55%, 06/25/36(d)	1,171	658,730
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 2.68%, 05/25/37(d)	83	72,696
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.260%), 2.66%, 06/25/46(a)(d)	30	28,481
MERIT Securities Corp., Series 13, Class M2, 7.95%, 12/28/33(e)	1,491	1,266,360
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.240%), 2.64%, 05/25/37(d)	2,418	1,829,391
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.260%), 2.66%, 08/25/37(d)	1,795	848,724
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.970%), 3.56%, 04/21/31(a)(d)	1,250	1,230,903
Mill City Solar Loan Ltd., Series 2019-1A, Class A, 4.34%, 03/20/43(a)	2,324	2,399,977
Mosaic Solar Loan Trust:
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)	2,477	2,546,407
Series 2019-1A, Class A, 4.37%, 12/21/43(a)	4,082	4,275,240

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.600%), 4.19%, 07/20/24(a)(d)	$1,000	$1,000,213
MP CLO VII Ltd., Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.080%), 3.68%, 10/18/28(a)(d)	1,150	1,143,033
Navient Private Education Loan Trust:
Series 2014-CTA, Class B, (1 mo. LIBOR US + 1.750%), 4.14%, 10/17/44(a)(d)	3,095	3,114,415
Series 2015-CA, Class B, 3.25%, 05/15/40(a)	349	349,472
Navient Private Education Refi Loan Trust:
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)	2,000	2,092,591
Series 2019-A, Class A2A, 3.42%, 01/15/43(a)	4,160	4,285,070
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)	1,950	1,991,507
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)	5,000	4,998,047
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)	2,590	2,673,976
Neuberger Berman CLO XX Ltd.:
Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.800%), 3.40%, 01/15/28(a)(d)	525	522,024
Series 2015-20A, Class DR, (3 mo. LIBOR US + 2.400%), 5.00%, 01/15/28(a)(d)	1,000	981,106
Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 7.60%, 01/15/28(a)(d)	750	718,312
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.170%), 3.77%, 10/18/30(a)(d)	1,050	1,049,817
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.80%, 10/25/36(a)(d)	622	581,186
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 01/15/20(c)	41	29,825
Series 2002-A, Class M1, 7.76%, 03/15/32(c)	2,175	2,155,850
Series 2002-C, Class M1, 6.89%, 11/15/32(c)	2,444	2,091,718
OCP CLO Ltd.:
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.120%), 3.72%, 10/18/28(a)(d)	1,265	1,263,526
Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.000%), 5.60%, 10/18/28(a)(d)	1,000	982,362
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.960%), 3.56%, 04/16/31(a)(d)	2,000	1,978,272
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.200%), 8.79%, 03/17/30(a)(d)	540	536,498
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.190%), 3.78%, 01/20/31(a)(d)	1,000	996,919
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.000%), 3.58%, 01/25/31(a)(d)	750	741,814
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.850%), 4.45%, 07/15/27(a)(d)	1,000	990,223
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (3 mo. LIBOR US + 1.130%), 3.73%, 03/20/25(a)(d)	2,500	2,494,232

Security	Par (000)	Value
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 3.300%), 5.89%, 10/20/25(a)(d)	$750	$752,156
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.150%), 9.74%, 01/21/30(a)(d)	1,000	1,001,826
OHA Loan Funding Ltd.:
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.040%), 3.56%, 05/23/31(a)(d)	770	763,313
Series 2016-1A, Class D, (3 mo. LIBOR US + 3.750%), 6.34%, 01/20/28(a)(d)	2,000	1,998,036
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.500%), 9.09%, 01/20/28(a)(d)	1,000	987,298
OneMain Financial Issuance Trust:
Series 2015-1A, Class C, 5.12%, 03/18/26(a)	3,500	3,531,430
Series 2016-1A, Class B, 4.57%, 02/20/29(a)	3,500	3,557,455
Series 2019-1A, Class B, 3.79%, 02/14/31(a)	2,000	2,058,825
Option One Mortgage Loan Trust:
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)	4,833	4,640,008
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)	4,081	3,908,373
OZLM Funding III Ltd., Series 2013-3A, Class BR, (3 mo. LIBOR US + 3.000%), 5.59%, 01/22/29(a)(d)	500	499,827
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.84%, 10/22/30(a)(d)	500	498,486
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.700%), 4.29%, 10/22/30(a)(d)	500	495,043
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.200%), 4.79%, 10/17/29(a)(d)	500	488,295
OZLM XIV Ltd.:
Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.700%), 4.30%, 01/15/29(a)(d)	4,000	3,976,479
Series 2015-14A, Class B1R, (3 mo. LIBOR US + 2.100%), 4.70%, 01/15/29(a)(d)	1,500	1,482,399
Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.000%), 5.60%, 01/15/29(a)(d)	1,000	977,435
Series 2015-14A, Class DR, (3 mo. LIBOR US + 5.800%), 8.40%, 01/15/29(a)(d)	1,375	1,357,900
OZLM XV Ltd., Series 2016-15A, Class A1, (3 mo. LIBOR US + 1.490%), 4.08%, 01/20/29(a)(d)	500	499,925
OZLM XX Ltd., Series 2018-20A, Class D, (3 mo. LIBOR US + 5.800%), 8.39%, 04/20/31(a)(d)	1,000	951,950
Palmer Square CLO Ltd.:
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.130%), 3.72%, 01/17/31(a)(d)	1,000	995,040
Series 2014-1A, Class CR2, (3 mo. LIBOR US + 2.650%), 5.24%, 01/17/31(a)(d)	400	383,459
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.600%), 8.20%, 07/16/31(a)(d)	500	467,331
Palmer Square Loan Funding Ltd.:
Series 2018-4A, Class A1, (3 mo. LIBOR US + 0.900%), 3.42%, 11/15/26(a)(d)	230	229,576
Series 2018-4A, Class B, (3 mo. LIBOR US + 1.900%), 4.42%, 11/15/26(a)(d)	1,000	992,852

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Parallel Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.850%), 3.44%, 07/20/27(a)(d)	$1,000	$998,858
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.750%), 4.34%, 07/20/27(a)(d)	1,000	969,792
Park Avenue Institutional Advisers CLO Ltd.:
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.850%), 8.37%, 08/23/31(a)(d)	1,500	1,415,751
Series 2017-1A, Class D, (3 mo. LIBOR US + 6.220%), 8.75%, 11/14/29(a)(d)	2,250	2,173,701
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(a)(e)	184	186,001
Pretium Mortgage Credit Partners I LLC:
Series 2019-NPL1, Class A1, 4.21%, 07/25/60(a)(e)	4,521	4,588,318
Series 2019-NPL2, Class A1, 3.84%, 12/25/58(a)(e)	3,651	3,661,059
Progress Residential Trust:
Series 2017-SFR1, Class A, 2.77%, 08/17/34(a)	1,435	1,444,496
Series 2018-SFR2, Class E, 4.66%, 08/17/35(a)	4,000	4,146,279
Series 2018-SFR3, Class E, 4.87%, 10/17/35(a)	5,000	5,231,731
Regatta VI Funding Ltd.:
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.080%), 3.67%, 07/20/28(a)(d)	350	349,363
Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.700%), 5.29%, 07/20/28(a)(d)	250	242,728
Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.000%), 7.59%, 07/20/28(a)(d)	500	478,821
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(e)	2,862	3,007,534
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.370%), 3.97%, 04/15/29(a)(d)	1,500	1,499,986
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.250%), 5.85%, 04/15/29(a)(d)	1,000	998,344
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.400%), 8.00%, 04/15/29(a)(d)	2,350	2,171,249
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.750%), 4.35%, 10/15/29(a)(d)	1,250	1,243,870
Series 2017-2A, Class C, (3 mo. LIBOR US + 2.300%), 4.90%, 10/15/29(a)(d)	1,000	987,588
Series 2017-2A, Class D, (3 mo. LIBOR US + 3.450%), 6.05%, 10/15/29(a)(d)	1,000	999,633
Series 2017-2A, Class E, (3 mo. LIBOR US + 6.080%), 8.68%, 10/15/29(a)(d)	1,500	1,435,806
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.190%), 3.78%, 10/20/30(a)(d)	2,144	2,141,576
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.750%), 8.34%, 10/20/30(a)(d)	2,250	2,113,228
Series 2018-1A, Class E, (3 mo. LIBOR US + 5.850%), 8.37%, 05/20/31(a)(d)	1,000	937,535
Series 2018-2A, Class E, (3 mo. LIBOR US + 6.000%), 8.59%, 10/20/31(a)(d)	1,000	950,369
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 3.62%, 04/20/31(a)(d)	1,250	1,235,845
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.090%), 3.69%, 01/15/30(a)(d)	1,000	992,897
Seneca Park CLO Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 3.500%), 6.09%, 07/17/26(a)(d)	250	250,001

Security	Par (000)	Value
Shackleton CLO Ltd.:
Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.120%), 3.72%, 07/15/30(a)(d)	$1,000	$993,976
Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.020%), 5.62%, 07/15/30(a)(d)	500	476,449
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 3.83%, 07/20/30(a)(d)	1,500	1,499,213
SLM Private Credit Student Loan Trust:
Series 2004-A, Class B, (3 mo. LIBOR US + 0.580%), 2.99%, 06/15/33(d)	372	370,843
Series 2005-A, Class A4, (3 mo. LIBOR US + 0.310%), 2.72%, 12/15/38(d)	2,240	2,184,515
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.330%), 2.74%, 06/15/39(d)	2,031	1,989,946
Series 2005-B, Class B, (3 mo. LIBOR US + 0.400%), 2.81%, 06/15/39(d)	2,456	2,416,404
Series 2005-B, Class C, (3 mo. LIBOR US + 0.700%), 3.11%, 06/15/39(d)	550	548,543
Series 2006-BW, Class A5, (3 mo. LIBOR US + 0.200%), 2.61%, 12/15/39(d)	3,427	3,354,323
SLM Private Education Loan Trust:
Series 2013-B, Class B, 3.00%, 05/16/44(a)	2,500	2,498,365
Series 2013-C, Class B, 3.50%, 06/15/44(a)	1,000	999,434
Series 2014-A, Class B, 3.50%, 11/15/44(a)	2,405	2,429,511
SMB Private Education Loan Trust:
Series 2015-C, Class B, 3.50%, 09/15/43(a)	2,365	2,406,539
Series 2016-B, Class A2A, 2.43%, 02/17/32(a)	3,508	3,499,274
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.900%), 3.29%, 09/15/34(a)(d)	4,410	4,422,645
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)	2,235	2,254,846
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.750%), 3.14%, 10/15/35(a)(d)	3,670	3,668,555
Series 2018-A, Class A2B, (1 mo. LIBOR US + 0.800%), 3.19%, 02/15/36(a)(d)	5,100	5,088,384
Series 2019-A, Class A2A, 3.44%, 07/15/36(a)	1,990	2,064,019
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)	5,000	5,038,948
SoFi Professional Loan Program LLC:
Series 2019-A, Class A2FX, 3.69%, 06/15/48(a)	3,115	3,269,485
Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)	1,160	1,178,850
Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.650%), 9.24%, 01/23/29(a)(d)	1,000	1,002,987
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.390%), 3.98%, 01/23/29(a)(d)	1,500	1,499,528
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.795%), 3.20%, 01/25/35(d)	154	152,712
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 05/27/36(a)	7,755	7,844,096
Springleaf Funding Trust, Series 2016-AA, Class B, 3.80%, 11/15/29(a)	3,500	3,529,919

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.250%), 3.85%, 01/15/30(a)(d)	$250	$249,558
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(a)	2,500	2,541,992
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 3.63%, 10/15/25(a)(d)	611	611,399
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.880%), 3.48%, 04/15/28(a)(d)	1,000	995,901
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.200%), 3.73%, 11/18/30(a)(d)	1,000	1,000,479
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, (3 mo. LIBOR US + 3.400%), 5.99%, 10/20/26(a)(d)	1,000	998,878
THL Credit Wind River CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.050%), 3.65%, 07/15/28(a)(d)	2,000	1,998,646
TICP CLO VI Ltd., Series 2016-6A, Class ER, (3 mo. LIBOR US + 6.400%), 8.78%, 01/15/29(a)(d)	500	497,000
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.510%), 9.11%, 07/15/29(a)(d)	1,500	1,471,432
Towd Point Mortgage Trust:
Series 2019-HY2, Class A1, (1 mo. LIBOR US + 1.000%), 3.40%, 05/25/58(a)(d)	4,674	4,700,743
Series 2019-SJ2, Class A2, 4.25%, 11/25/58(a)(c)	5,000	5,150,121
Treman Park CLO Ltd., Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.070%), 3.66%, 10/20/28(a)(d)	1,000	1,000,113
Tricon American Homes Trust:
Series 2017-SFR2, Class F, 5.10%, 01/17/36(a)	4,000	4,156,975
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)	2,000	2,092,380
Trinitas CLO II Ltd., Series 2014-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 3.78%, 07/15/26(a)(d)	761	761,700
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.250%), 6.84%, 01/20/29(a)(d)	500	499,974
Vericrest Opportunity Loan Trust:
Series 2019-NPL2, Class A1, 3.97%, 02/25/49(a)(e)	4,729	4,773,116
Series 2019-NPL3, Class A1, 3.97%, 03/25/49(a)(e)	4,897	4,932,078
Vibrant CLO IV Ltd., Series 2016-4A, Class D, (3 mo. LIBOR US + 4.500%), 7.09%, 07/20/28(a)(d)	1,000	1,004,367
Vibrant CLO V Ltd., Series 2016-5A, Class A, (3 mo. LIBOR US + 1.550%), 4.14%, 01/20/29(a)(d)	500	499,940
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.270%), 3.86%, 09/15/30(a)(d)	1,000	994,651
Voya CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 0.970%), 3.55%, 04/25/31(a)(d)	1,000	987,234
Series 2014-3A, Class A1R, (3 mo. LIBOR US + 0.720%), 3.30%, 07/25/26(a)(d)	661	660,091

Security	Par (000)	Value
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.130%), 3.73%, 10/15/30(a)(d)	$1,000	$997,046
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.180%), 2.58%, 09/25/36(d)	272	127,420
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.155%), 2.56%, 10/25/36(d)	105	85,123
Series 2007-HE2, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.65%, 04/25/37(d)	936	492,284
Series 2007-HE2, Class 2A4, (1 mo. LIBOR US + 0.360%), 2.76%, 04/25/37(d)	101	53,980
Wellfleet CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.320%), 3.91%, 04/20/29(a)(d)	1,500	1,499,384
Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.150%), 3.74%, 01/17/31(a)(d)	1,525	1,516,664
Westcott Park CLO Ltd.:
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.250%), 5.72%, 07/20/28(a)(d)	500	496,162
Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 8.87%, 07/20/28(a)(d)	750	750,022
York CLO-2 Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.150%), 3.74%, 01/22/31(a)(d)	1,220	1,212,870
Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.650%), 8.24%, 01/22/31(a)(d)	1,000	928,043
York CLO-3 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.250%), 3.84%, 10/20/29(a)(d)	1,000	998,940

Total Asset-Backed Securities — 55.6% (Cost: $589,274,000)		582,930,850

Corporate Bonds — 0.0%

Banks — 0.0%
Washington Mutual Escrow Bonds:
0.00%(b)(f)(g)(h)	500	—
0.00%(b)(f)(g)(h)	250	—

		—

Insurance — 0.0%
Ambac Assurance Corp., 5.10%, 06/07/20(a)	58	81,706
Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 7.32%, 02/12/23(a)(d)	248	252,353

		334,059

Total Corporate Bonds — 0.0% (Cost: $319,337)		334,059

Floating Rate Loan Interests — 2.2%

Banks — 0.2%
Goldman Sachs Bank USA, Term Loan B (MFA), (3 mo. LIBOR US + 0.000%, 0.25% Floor), 4.50%, 09/17/20(b)(d)	2,505	2,492,825

Capital Markets — 0.3%
LSTAR Securities Financing Vehicle LLC, Loan (1 mo. LIBOR US + 2.000%, 0.000% Floor), 4.44%, 05/30/22(b)(d)	3,456	3,456,092

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 0.5%
Goldman Sachs Lending Partners LLC, Term Loan A (MFA), (3 mo. LIBOR US + 0.000%, 0.25% Floor), 4.50%, 08/26/20(b)(d)	$1,044	$1,039,056
RNTR-1 LLC, Initial Term Loan (1 mo. LIBOR US + 2.050%, 0.250% Floor), 4.80%, 12/20/21(d)	4,000	4,000,000

		5,039,056

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Chimera Special Holding LLC, Term Loan, (1 mo. LIBOR US + 2.000%), 4.44%, 10/06/19(b)(d)	4,669	4,668,676

Thrifts & Mortgage Finance — 0.7%
Caliber Home Loans, Inc., Term Loan, (1 mo. LIBOR US + 3.250%, 0.000% Floor), 5.69%, 04/24/21(b)(d)	3,069	3,061,813
Roundpoint Mortgage Servicing Corp., Closing Date Term Loan, (1 mo. LIBOR US + 3.375%, 0.000% Floor), 5.82%, 08/27/20(b)(d)	4,056	4,057,696

		7,119,509

Total Floating Rate Loan Interests — 2.2% (Cost: $22,800,379)		22,776,158

Non-Agency Mortgage-Backed Securities — 35.5%

Collateralized Mortgage Obligations — 11.0%
American Home Mortgage Assets Trust:
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.210%), 2.61%, 10/25/46(d)	143	100,045
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 3.42%, 11/25/46(d)	1,122	559,272
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.700%), 3.20%, 02/25/47(d)	42	26,322
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1, 3.63%, 03/25/49(a)(c)	4,721	4,782,402
APS Resecuritization Trust:
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.850%), 5.25%, 09/27/46(a)(b)(d)	507	514,813
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.600%), 5.00%, 04/27/47(a)(b)(d)	115	113,441
ARI Investments LLC, Series 2017-1, Class A, 5.32%, 01/06/25(b)(c)	632	632,326
Banc of America Alternative Loan Trust, Series 2006-4, Class 3CB1, (1 mo. LIBOR US + 0.800%), 3.20%, 05/25/46(d)	1,014	889,266
Banc of America Funding Trust:
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)	368	82,274
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)(c)	493	508,564
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37	2,299	2,229,539
BCAP LLC Trust, Series 2011-RR4, Class 3A6, 4.11%, 07/26/36(a)(c)	2,722	2,705,587
Bear Stearns Asset-Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(e)	237	220,633
Bear Stearns Mortgage Funding Trust:
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.68%, 08/25/36(d)	1,551	1,550,927

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 2.57%, 03/25/37(d)	$453	$420,829
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.61%, 06/25/37(d)	41	39,434
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	12,836	9,486,594
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57(a)(c)	350	349,708
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37	3,927	3,533,137
Series 2008-2, Class 1A1, 6.50%, 06/25/38	536	466,265
Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(c)	4,332	4,464,960
Countrywide Alternative Loan Trust:
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.350%), 2.75%, 06/25/35(d)	1,803	1,574,735
Series 2005-51, Class 3A3A, (1 mo. LIBOR US + 0.640%), 3.02%, 11/20/35(d)	804	747,953
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.600%), 3.00%, 01/25/36(d)	605	522,980
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 3.50%, 02/25/36(d)	769	719,911
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36	1,010	789,953
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.230%), 2.63%, 11/25/36(d)	167	136,021
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.65%, 07/25/46(d)	2,298	1,857,010
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37	1,791	1,279,346
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37	247	169,343
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 3.34%, 03/25/47(d)	350	296,404
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 3.80%, 08/25/35(d)	1,430	1,218,048
Series 2007-15, Class 2A2, 6.50%, 09/25/37	903	659,146
Credit Suisse Commercial Mortgage Trust:
Series 19-JR1, Class A1, 4.10%, 09/27/66(a)	4,776	4,811,419
Series 2007-5, Class 1A11, 7.00%, 08/25/37(c)	2,333	1,905,786
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)	39	22,426
Series 2009-5R, Class 4A4, 4.30%, 06/25/36(a)(c)	1,900	1,767,997
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.120%), 2.55%, 08/27/36(a)(b)(d)	171	152,350
Series 2019-RPL4, Class A1, 3.83%, 08/26/58(a)	3,961	3,998,213

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)	$30	$28,393
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 4.50%, 03/25/36(d)	33	32,111
GSMPS Mortgage Loan Trust:
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.75%, 03/25/35(a)(d)	91	84,807
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 2.75%, 01/25/36(a)(d)	71	61,496
GSR Mortgage Loan Trust:
Series 2006-AR2, Class 3A1, 4.64%, 04/25/36(c)	3,051	2,687,806
Series 2006-OA1, Class 1A1, (1 mo. LIBOR US + 0.220%), 2.62%, 08/25/46(d)	8,067	3,244,822
Series 2007-1F, Class 2A4, 5.50%, 01/25/37	3,410	3,752,980
IndyMac INDX Mortgage Loan Trust, Series 2007-AR19, Class 3A1, 3.75%, 09/25/37(c)	356	254,073
JPMorgan Mortgage Trust, Series 2005-A4, Class B1, 4.54%, 07/25/35(c)	493	499,263
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 3.55%, 12/25/37(d)	58	54,551
LSTAR Securities Investment Ltd., Series 2019-3, Class A1, (1 mo. LIBOR US + 1.500%), 3.94%, 04/01/24(a)(d)	4,879	4,878,626
LSTAR Securities Investment Trust:
Series 2019-1, Class A1, (1 mo. LIBOR US + 1.700%), 4.10%, 03/01/24(a)(d)	4,103	4,115,229
Series 2019-2, Class A1, (1 mo. LIBOR US + 1.500%), 3.90%, 04/01/24(a)(d)	2,563	2,567,654
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.38%, 05/25/36(a)(c)	1,760	1,702,769
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(c)	1,639	1,488,423
MCM Trust:
Series 2018-NPL1, Class A, 4.00%, 05/28/58(a)(b)	1,955	1,949,756
Series 2018-NPL1, Class B, 0.00%, 05/28/58(a)(b)	2,350	329,065
Series 2018-NPL2, Class A, 4.00%, 10/25/28(a)(b)	3,418	3,412,087
Series 2018-NPL2, Class B, 0.00%, 10/25/28(a)(b)	3,351	737,126
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.340%), 2.78%, 04/16/36(a)(d)	391	341,204
New Residential Mortgage Loan Trust:
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)	3,799	3,946,916
Series 2019-RPL1, Class A1, 4.34%, 02/26/24(a)(e)	4,863	4,933,320
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, (1 mo. LIBOR US + 0.420%), 2.82%, 06/25/37(d)	1,007	832,228
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(c)	4,681	4,758,053

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
RCO V Mortgage LLC, Series 2019-1, Class A1, 3.72%, 05/24/24(a)(e)	$4,954	$4,989,275
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 2.74%, 06/25/35(a)(d)	149	142,593
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.400%), 2.80%, 09/25/35(a)(d)	1,093	1,003,645
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 05/25/57(c)	1,000	978,025
STACR Trust, Series 2018-DNA2, Class M2, (1 mo. LIBOR US + 2.150%), 4.55%, 12/25/30(a)(d)	1,500	1,496,406
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.61%, 05/25/46(d)	57	48,798
Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 2.75%, 06/25/35(a)(d)	1,280	1,142,668
SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.320%), 2.72%, 04/25/37(d)	208	203,757
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2005-AR2, Class B1, (1 mo. LIBOR US + 0.530%), 2.93%, 01/25/45(d)	1,351	1,023,016
Series 2006-4, Class 1A1, 6.00%, 04/25/36	371	347,653
Series 2006-4, Class 3A1, 6.50%, 05/25/36(e)	187	168,882
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.750%), 3.25%, 06/25/47(d)	881	839,659

		115,382,514

Commercial Mortgage-Backed Securities — 22.0%
245 Park Avenue Trust:
Series 2017-245P, Class A, 3.51%, 06/05/37(a)	5,000	5,267,081
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)	369	360,771
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.119%), 4.51%, 09/15/34(a)(d)	1,705	1,709,271
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(a)	500	523,731
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.100%), 4.49%, 04/15/35(a)(d)	3,000	3,012,172
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(c)	11	11,299
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2015-200P, Class F, 3.72%, 04/14/33(a)(c)	1,294	1,290,189
Series 2016-ISQ, Class E, 3.73%, 08/14/34(a)(c)	300	292,084
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.900%), 3.29%, 11/15/32(a)(d)	2,470	2,448,906
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.000%), 4.39%, 11/15/32(a)(d)	1,090	1,090,000
Series 2019-AHT, Class C, (1 mo. LIBOR US + 2.000%), 4.39%, 03/15/34(a)(d)	860	863,604
Bancorp Commercial Mortgage Trust:

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-CR3, Class A, (1 mo. LIBOR US + 0.850%), 3.24%, 01/15/33(a)(d)	$240	$238,616
Series 2018-CRE4, Class A, (1 mo. LIBOR US + 0.900%), 3.29%, 09/15/35(a)(d)	3,830	3,820,668
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class C, 4.18%, 05/15/52	688	710,056
Series 2019-C3, Class D, 3.00%, 05/15/52(a)	814	720,175
Bayview Commercial Asset Trust:
Series 2006-1A, Class A1, (1 mo. LIBOR US + 0.270%), 2.67%, 04/25/36(a)(d)	5,172	4,963,393
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.360%), 2.76%, 04/25/36(a)(d)	29	27,815
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.270%), 2.67%, 07/25/37(a)(d)	62	58,499
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 2.85%, 09/25/37(a)(d)	5,042	4,791,856
Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.000%), 3.40%, 10/25/37(a)(d)	2,195	2,184,524
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.90%, 12/25/37(a)(d)	4,500	3,853,660
BBCMS Mortgage Trust:
Series 2017-DELC, Class F, (1 mo. LIBOR US + 3.500%), 5.89%, 08/15/36(a)(d)	547	547,680
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(c)	1,000	906,540
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.449%), 3.84%, 03/15/37(a)(d)	1,100	1,099,649
BBCMS Trust:
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)	495	512,270
Series 2019-CLP, Class D, (1 mo. LIBOR US + 1.728%), 4.12%, 12/15/31(a)(d)	313	311,361
Series 2019-CLP, Class E, (1 mo. LIBOR US + 2.114%), 4.51%, 12/15/31(a)(d)	566	566,971
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class B, 5.79%, 12/11/40(c)	876	897,140
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(a)(c)	349	358,221
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.250%), 3.64%, 07/15/35(a)(d)	4,000	4,001,198
BWAY Mortgage Trust, Series 2013-1515, Class C, 3.45%, 03/10/33(a)	250	255,553
BX Trust, Series 2018-MCSF, Class A, (1 mo. LIBOR US + 0.577%), 2.97%, 04/15/35(a)(d)	1,050	1,048,716
BXP Trust, Series 2017-GM, Class B, 3.54%, 06/13/39(a)(c)	265	275,486
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.150%), 4.54%, 12/15/37(a)(d)	1,899	1,915,597
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65C, 4.12%, 05/15/52(a)(c)	1,000	997,672
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(a)(c)	190	194,548
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.27%, 04/15/44(a)(c)	1,000	1,051,068
Series 2016-C4, Class C, 5.04%, 05/10/58(c)	130	138,355
Series 2018-TAN, Class C, 5.30%, 02/15/33(a)	1,050	1,122,621

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CFK Trust:
Series 2019-FAX, Class D, 4.64%, 01/15/39(a)	$2,500	$2,763,586
Series 2019-FAX, Class E, 4.64%, 01/15/39(a)	2,500	2,640,469
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.91%, 04/10/28(a)(c)	160	161,270
Series 2015-SMRT, Class F, 3.91%, 04/10/28(a)(c)	1,000	1,008,478
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 3.99%, 07/15/32(a)(d)	1,060	1,061,997
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.150%), 4.54%, 07/15/32(a)(d)	1,290	1,289,999
CHT Mortgage Trust, Series 2017-CSMO, Class A, (1 mo. LIBOR US + 0.930%), 3.32%, 11/15/36(a)(d)	230	230,142
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.64%, 05/10/35(a)(c)	100	101,969
Series 2015-GC27, Class C, 4.58%, 02/10/48(c)	1,000	1,029,781
Series 2015-SHP2, Class A, (1 mo. LIBOR US + 1.280%), 3.67%, 07/15/27(a)(d)	1,200	1,199,959
Series 2015-SHP2, Class F, (1 mo. LIBOR US + 5.200%), 7.59%, 07/15/27(a)(d)	750	750,057
Series 2016-C1, Class C, 5.12%, 05/10/49(c)	10	10,934
Series 2016-P3, Class A4, 3.33%, 04/15/49	2,635	2,751,572
Series 2016-P3, Class D, 2.80%, 04/15/49(a)(c)	720	622,457
Series 2017-P7, Class A4, 3.71%, 04/14/50	6,000	6,427,012
Series 2019-SMRT, Class A, 4.15%, 01/10/24(a)	2,000	2,143,145
Series 2019-SMRT, Class D, 4.90%, 01/10/24(a)(c)	1,000	1,059,435
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48	867	900,249
Series 2016-CD1, Class A3, 2.46%, 08/10/49	5,000	4,960,162
Series 2017-CD4, Class A4, 3.51%, 05/10/50(c)	5,300	5,611,585
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR US + 3.500%), 5.91%, 06/11/32(a)(d)	345	346,723
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.90%, 06/10/44(a)(c)	476	486,281
Series 2013-GAM, Class B, 3.53%, 02/10/28(a)(c)	1,500	1,498,410
Series 2013-WWP, Class D, 3.90%, 03/10/31(a)	110	116,665
Series 2014-UBS4, Class C, 4.78%, 08/10/47(c)	1,500	1,553,300
Series 2015-CR23, Class A4, 3.50%, 05/10/48	2,000	2,106,820
Series 2015-CR23, Class CMC, 3.81%, 05/10/48(a)(c)	2,550	2,556,162
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(a)(c)	4,200	4,204,387

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-CR26, Class A4, 3.63%, 10/10/48	$3,535	$3,752,644
Series 2015-LC19, Class D, 2.87%, 02/10/48(a)	180	165,693
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(c)	500	476,776
Core Industrial Trust:
Series 2015-TEXW, Class D, 3.98%, 02/10/34(a)(c)	100	103,424
Series 2015-TEXW, Class E, 3.98%, 02/10/34(a)(c)	279	286,994
Series 2015-TEXW, Class F, 3.98%, 02/10/34(a)(c)	1,530	1,564,956
Credit Suisse Commercial Mortgage Trust:
Series 2017-CHOP, Class E, (1 mo. LIBOR US + 3.300%), 5.69%, 07/15/32(a)(d)	758	761,072
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.950%), 3.34%, 12/15/30(a)(d)	240	239,091
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2004-C4, Class F, 5.23%, 10/15/39(a)(c)	500	499,235
Series 2005-C1, Class F, 4.82%, 02/15/38(a)	506	506,086
CSAIL Commercial Mortgage Trust:
Series 2016-C6, Class C, 4.91%, 01/15/49(c)	10	10,665
Series 2018-C14, Class C, 5.06%, 11/15/51(c)	1,000	1,092,184
Series 2019-C15, Class A4, 4.05%, 03/15/52	2,000	2,196,318
Series 2019-C15, Class D, 3.00%, 03/15/52(a)	93	81,637
Series 2019-C16, Class A3, 3.33%, 06/15/52	2,000	2,072,260
Series 2019-C16, Class C, 4.24%, 06/15/52(c)	2,000	2,066,670
CSWF, Series 2018-TOP, Class A, (1 mo. LIBOR US + 1.000%), 3.39%, 08/15/35(a)(d)	687	687,421
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(a)(c)	160	153,337
Deutsche Bank UBS Mortgage Trust:
Series 2017-BRBK, Class A, 3.45%, 10/10/34(a)	2,670	2,800,443
Series 2017-BRBK, Class D, 3.65%, 10/10/34(a)(c)	990	1,012,911
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(c)	600	592,986
FREMF Mortgage Trust:
Series 2017-K64, Class B, 4.12%, 05/25/50(a)(c)	990	1,035,964
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(c)	2,150	2,266,318
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.900%), 3.28%, 11/21/35(a)(d)	1,684	1,683,535
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(a)(c)	540	540,416
Great Wolf Trust, Series 2017-WOLF, Class A, (1 mo. LIBOR US + 0.850%), 3.24%, 09/15/34(a)(d)	3,500	3,502,191
GS Mortgage Securities Corp. II:
Series 2013-KING, Class D, 3.55%, 12/10/27(a)(c)	1,000	997,855
Series 2013-KING, Class E, 3.55%, 12/10/27(a)(c)	3,200	3,188,235

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust:
Series 2017-500K, Class A, (1 mo. LIBOR US + 0.700%), 3.09%, 07/15/32(a)(d)	$1,000	$998,749
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.800%), 4.19%, 07/15/32(a)(d)	337	335,132
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 4.89%, 07/15/32(a)(d)	70	69,538
Series 2018-HULA, Class D, (1 mo. LIBOR US + 1.800%), 4.19%, 07/15/25(a)(d)	1,987	1,997,395
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.200%), 3.65%, 06/15/38(a)(d)	1,461	1,461,562
GS Mortgage Securities Trust:
Series 2015-GC32, Class C, 4.56%, 07/10/48(c)	1,970	2,078,363
Series 2015-GC32, Class D, 3.35%, 07/10/48	93	86,380
Series 2017-GS6, Class A3, 3.43%, 05/10/50	2,000	2,104,203
Series 2017-GS7, Class A4, 3.43%, 08/10/50	7,000	7,291,571
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.56%, 07/10/39(a)(c)	2,000	1,929,715
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, (1 mo. LIBOR US + 0.700%), 3.09%, 01/15/33(a)(d)	2,000	1,996,876
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(c)	1,190	1,183,409
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.72%, 03/15/50(a)(c)	280	284,998
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-FL6, Class B, (1 mo. LIBOR US + 2.280%), 4.67%, 11/15/31(a)(d)	3,099	3,099,885
Series 2015-JP1, Class C, 4.89%, 01/15/49(c)	315	334,922
Series 2015-UES, Class D, 3.62%, 09/05/32(a)(c)	1,000	1,005,201
Series 2015-UES, Class E, 3.62%, 09/05/32(a)(c)	600	600,849
Series 2016-JP2, Class A4, 2.82%, 08/15/49	779	789,459
Series 2016-NINE, Class A, 2.85%, 10/06/38(a)(c)	2,371	2,409,574
Series 2017-JP5, Class D, 4.80%, 03/15/50(a)(c)	1,240	1,268,240
Series 2018-PHH, Class A, (1 mo. LIBOR US + 0.910%), 3.30%, 06/15/35(a)(d)	5,000	5,001,503
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(a)	950	971,879
Series 2019-COR5, Class A4, 3.39%, 06/13/52	1,395	1,461,937
Series 2019-COR5, Class C, 3.75%, 06/13/52	1,884	1,889,427
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.800%), 4.19%, 05/15/36(a)(d)	1,159	1,158,907
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.250%), 2.65%, 03/25/37(a)(d)	268	260,670

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
LMREC, Inc., Series 2016-CRE2, Class A, (1 mo. LIBOR US + 1.700%), 4.10%, 11/24/31(a)(d)	$546	$549,476
Merrill Lynch Mortgage Trust:
Series 2005-CIP1, Class D, 5.79%, 07/12/38(c)	2,030	2,064,254
Series 2005-MKB2, Class F, 6.53%, 09/12/42(a)(c)	1,000	1,012,476
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class A3, 3.45%, 07/15/50	2,000	2,095,559
Series 2015-C23, Class D, 4.27%, 07/15/50(a)(c)	849	829,311
Series 2015-C25, Class A5, 3.64%, 10/15/48	1,185	1,258,539
Series 2015-C26, Class C, 4.55%, 10/15/48(c)	1,000	1,044,784
Series 2015-C26, Class D, 3.06%, 10/15/48(a)	578	535,473
Series 2016-C32, Class A4, 3.72%, 12/15/49	2,200	2,354,473
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class E, 3.56%, 07/13/29(a)(c)	500	503,916
Series 2014-CPT, Class F, 3.56%, 07/13/29(a)(c)	100	100,177
Series 2014-CPT, Class G, 3.56%, 07/13/29(a)(c)	100	99,268
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)	2,000	2,135,279
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.600%), 4.99%, 11/15/34(a)(d)	843	839,262
Series 2017-H1, Class D, 2.55%, 06/15/50(a)	1,010	849,400
Series 2017-HR2, Class D, 2.73%, 12/15/50	160	142,234
Series 2017-JWDR, Class D, (1 mo. LIBOR US + 1.950%), 4.34%, 11/15/34(a)(d)	860	864,447
Series 2018-H3, Class C, 5.01%, 07/15/51(c)	1,470	1,586,928
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(c)	3,000	2,949,846
Series 2018-SUN, Class D, (1 mo. LIBOR US + 1.650%), 4.04%, 07/15/35(a)(d)	1,000	1,003,692
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.550%), 4.94%, 07/15/35(a)(d)	816	824,599
Series 2019-AGLN, Class D, (1 mo. LIBOR US + 1.750%), 4.14%, 03/15/34(a)(d)	250	249,997
Series 2019-AGLN, Class F, (1 mo. LIBOR US + 2.600%), 4.99%, 03/15/34(a)(d)	260	260,327
Series 2019-H6, Class A4, 3.42%, 06/15/52	1,155	1,209,585
Natixis Commercial Mortgage Securities Trust:
Series 2017-75B, Class A, 3.86%, 04/09/37(a)	1,850	1,959,368
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.350%), 4.79%, 06/15/35(a)(d)	638	634,477
Series 2019-10K, Class D, 4.27%, 05/15/39(a)(c)	2,000	2,045,916
Olympic Tower Mortgage Trust:
Series 2017-OT, Class D, 4.08%, 05/10/39(a)(c)	1,080	1,106,601

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-OT, Class E, 4.08%, 05/10/39(a)(c)	$498	$487,105
RAIT Trust:
Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 3.34%, 06/15/37(a)(d)	357	354,497
Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 4.89%, 06/15/37(a)(d)	880	867,456
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 1.000%), 3.39%, 01/15/35(a)(d)	3,102	3,102,097
VNDO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, 12/13/29(a)(c)	500	503,912
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS4, Class D, 3.75%, 12/15/48(c)	997	988,962
Series 2016-C34, Class C, 5.20%, 06/15/49(c)	40	42,878
Series 2016-NXS5, Class D, 5.04%, 01/15/59(c)	750	771,791
Series 2017-C39, Class D, 4.50%, 09/15/50(a)(c)	750	741,196
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.850%), 3.26%, 12/13/31(a)(d)	846	842,895
Series 2018-C44, Class C, 5.00%, 05/15/51(c)	1,484	1,590,008
Series 2018-C44, Class D, 3.00%, 05/15/51(a)	1,000	904,147
Series 2018-C46, Class A4, 4.15%, 08/15/51	3,740	4,135,673
Series 2019-C49, Class A5, 4.02%, 03/15/52	2,796	3,069,012

		229,950,976

Interest Only Collateralized Mortgage Obligations — 0.4%
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.19%, 02/25/38(a)(c)	11,791	4,389,250

Interest Only Commercial Mortgage-Backed Securities — 2.1%
B2R Mortgage Trust, Series 2015-2, Class XA, 2.47%, 11/15/48(a)(c)	5,942	146,526
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, 1.44%, 02/15/50(a)(c)	10,000	836,800
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2017-SCH, Class XFCP, 0.17%, 11/15/19(a)(c)	95,950	58,530
Series 2017-SCH, Class XLCP, 0.03%, 11/15/19(a)(c)	56,050	5,045
BBCMS Trust, Series 2015-SRCH, Class XB, 0.30%, 08/10/35(a)(c)	12,500	193,250
Benchmark Mortgage Trust, Series 2019-B9, Class XA, 1.22%, 03/15/52(c)	24,978	2,067,841
BX Commercial Mortgage Trust, Series 2018-IND, Class XCP, 0.19%, 11/15/35(a)(c)	706,230	393,088
CFK Trust, Series 2019-FAX, Class XA, 0.23%, 01/15/39(a)(b)	62,648	1,409,574
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class X, 0.67%, 01/10/24(a)(c)	80,300	1,875,270
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.57%, 06/15/52(c)	16,223	2,032,988

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)	$11,214	$692,352
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.23%, 04/10/47(c)	662	23,312
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)	8,570	406,263
Series 2017-C5, Class XB, 0.46%, 03/15/50(c)	30,000	713,100
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)	17,400	794,658
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.27%, 03/10/50 (a)(c)	12,429	538,043
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.33%, 12/15/47(a)(c)	220	11,216
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.36%, 06/15/50(a)(c)	8,625	1,279,174
Series 2018-H4, Class XA, 1.04%, 12/15/51(c)	30,110	2,003,275
Series 2019-L2, Class XA, 1.20%, 03/15/52(c)	11,316	936,891
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(c)	28,100	814,057
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32(a)(c)	110,000	422,400
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(a)(b)(c)	22,000	220
U.S., Series 2018-USDC, Class X, 0.47%, 05/13/38(a)(c)	103,122	2,991,373
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC20, Class XB, 0.63%, 04/15/50(c)	7,000	181,685
Series 2016-BNK1, Class XD, 1.41%, 08/15/49(a)(c)	1,000	73,290
Series 2018-C44, Class XA, 0.92%, 05/15/51(c)	10,624	569,724
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.21%, 08/15/47(c)	9,792	402,690

		21,872,635

Total Non-Agency Mortgage-Backed Securities — 35.5% (Cost: $366,499,489)		371,595,375

U.S. Government Sponsored Agency Securities — 2.3%

Collateralized Mortgage Obligations — 0.7%
Fannie Mae:
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.000%), 5.40%, 10/25/29(d)	106	110,800
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.000%), 6.40%, 05/28/30(d)	2,000	2,122,403

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac:
Series 2016-DNA4, Class M3, (1 mo. LIBOR US +3.800%), 6.20%, 03/25/29(d)	$2,000	$2,127,077
Series 2017-DNA2, Class M2, (1 mo. LIBOR US +3.450%), 5.85%, 10/25/29(d)	250	267,316
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.500%), 4.90%, 03/25/30(d)	2,494	2,549,483
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.800%), 4.20%, 07/25/30(d)	224	222,382

		7,399,461

Commercial Mortgage-Backed Securities — 1.1%
Freddie Mac:
Series K072, Class A2, 3.44%, 12/25/27	5,000	5,371,936
Series K087, Class A2, 3.77%, 12/25/28	2,951	3,256,125
Series KL4F, Class A2AS, 3.68%, 10/25/25(c)	1,789	1,900,215
Series KPLB, Class A, 2.77%, 05/25/25	380	389,368

		10,917,644

Interest Only Commercial Mortgage-Backed Securities — 0.5%
Freddie Mac, Series KW01, Class X1, 1.11%, 01/25/26(c)	1,151	59,928
Ginnie Mae:
Series 2016-13, Class IO, 0.88%, 04/16/57(c)	19,187	1,214,684
Series 2016-36, Class IO, 0.94%, 08/16/57(c)	19,579	1,427,210
Series 2016-87, Class IO, 1.00%, 08/16/58(c)	458	34,746
Series 2016-128, Class IO, 0.95%, 09/16/56(c)	5,796	433,887
Series 2017-24, Class IO, 0.86%, 12/16/56(c)	38,056	2,496,262

		5,666,717

Total U.S. Government Sponsored Agency Securities — 2.3% (Cost: $22,935,874)		23,983,822

Total Long-Term Investments — 95.6% (Cost: $1,001,829,079)		1,001,620,264

	Shares

Short-Term Securities — 5.0%
Dreyfus Treasury Securities Cash Management, Institutional Class, 2.10%(i)	52,195,510	52,195,510

Total Short-Term Securities — 5.0% (Cost: $52,195,510)		52,195,510

Total Investments — 100.6% (Cost: $1,054,024,589)		1,053,815,774

Liabilities in Excess of Other Assets — (0.6)%		(5,944,751)

Net Assets — 100.0%		$1,047,871,023

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio

(h)	Perpetual security with no stated maturity date.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

OTC Credit Default Swaps — Buy Protection

Reference Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	$140	$4,561	$4,917	$(356)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	$27	879	1,552	(673)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	$53	1,727	4,266	(2,539)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	$507	(4,410)	(361)	(4,049)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	$210	(1,822)	40	(1,862)
CMBX.NA.6.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	05/11/63	$40	3,995	2,496	1,499

						$4,930	$12,910	$(7,980)

OTC Credit Default Swaps — Sell Protection

Reference Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.8.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	$78	$1,183	$(7,226)	$8,409
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	Not Rated	$171	(5,570)	(14,899)	9,329
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	$3,185	(103,765)	(395,263)	291,498
CMBX.NA.10.BBB-	3.00%	Monthly	Deutsche Bank AG	11/17/59	BBB-	$1,000	(31,559)	(86,649)	55,090
CMBX.NA.10.BBB-	3.00%	Monthly	Deutsche Bank AG	11/17/59	BBB-	$500	(15,780)	(52,261)	36,481
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	BBB-	$40	(3,996)	(3,114)	(882)

							$(159,487)	$(559,412)	$399,925

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

Schedule of Investments (unaudited) (continued) June 30, 2019	Series A Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$554,606,612	$28,324,238	$582,930,850
Corporate Bonds(a)	—	334,059	—	334,059
Floating Rate Loan Interests(a)	—	4,000,000	18,776,158	22,776,158
Non-Agency Mortgage-Backed Securities	—	361,836,053	9,759,322	371,595,375
U.S. Government Sponsored Agency Securities	—	23,983,822	—	23,983,822
Short-Term Securities	52,195,510	—	—	52,195,510

	$52,195,510	$944,760,546	$56,859,718	$1,053,815,774

Derivative Financial Instruments(b)
Assets:
Credit contracts.	$—	$402,306	$—	$402,306
Liabilities:
Credit contracts.	—	(10,361)	—	(10,361)

	$—	$391,945	$—	$391,945

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of March 31, 2019	$30,188,096	$20,890,696	$10,972,539	$62,051,331
Transfers into Level 3	2,558,686	—	—	2,558,686
Transfers out of Level 3	(7,528,903)	—	(548,586)	(8,077,489)
Accrued discounts/premiums	99,702	693	2,884	103,279
Net realized gain (loss)	(29,655)	11,718	(77,679)	(95,616)
Net change in unrealized appreciation (depreciation)(a)	(1,148)	21,976	(221,834)	(201,006)
Purchases	4,987,354	4,045,455	—	9,032,809
Sales	(1,949,894)	(6,194,380)	(368,002)	(8,512,276)

Closing Balance, as of June 30, 2019	$28,324,238	$18,776,158	$9,759,322	$56,859,718

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019(a)	$(4,315)	$28,037	$(221,834)	$(198,112)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Schedule of Investments (unaudited) June 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Trusts — 3.7%

Banks — 1.8%
HSBC Holdings PLC, (USD Swap Rate 11:00 am NY 1 + 3.746%), 6.00%(a)(b)	$520	$531,700
JPMorgan Chase & Co.:
(3 mo. LIBOR US + 3.470%), 6.05%(a)(b)	358	357,807
(3 mo. LIBOR US + 3.330%), 6.10%(a)(b)	208	224,083
(3 mo. LIBOR US + 3.780%), 6.75%(a)(b)	925	1,022,338
Lloyds Banking Group PLC, (5 yr. Swap Semi 30/360 US + 4.496%), 7.50%(a)(b)	780	819,975
Nordea Bank Abp, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.110%), 6.63%(a)(b)(c)	740	780,700
U.S. Bancorp, Series J, (3 mo. LIBOR US + 2.914%), 5.30%(a)(b)	1,075	1,115,312
Wells Fargo & Co.:
(3 mo. LIBOR US + 3.990%), 5.88%(a)(b)	1,550	1,684,912
(3 mo. LIBOR US + 3.770%), 6.18%(a)(b)	817	823,740

		7,360,567

Capital Markets — 0.3%
State Street Corp.:
(3 mo. LIBOR US + 3.597%), 5.25%(a)(b)	285	292,350
(3 mo. LIBOR US + 2.539%), 5.63%(a)(b)	735	741,431

		1,033,781

Electric Utilities — 0.2%
Exelon Corp., 3.50%, 06/01/22	785	804,219

Insurance — 0.4%
Allstate Corp., (3 mo. LIBOR US + 2.938%), 5.75%, 08/15/53(a)	835	875,255
MetLife, Inc., (3 mo. LIBOR US + 3.575%), 5.25%(a)(b)	900	910,035

		1,785,290

Media — 0.6%
NBCUniversal Enterprise, Inc., 5.25%(b)(c)	2,200	2,252,800

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.72%, 08/15/21(d)	490	491,099

Oil, Gas & Consumable Fuels — 0.3%
Enbridge, Inc., (3 mo. LIBOR US + 3.641%), 6.25%, 03/01/78(a)	780	789,329
TransCanada Trust:
(3 mo. LIBOR US + 3.528%), 5.63%, 05/20/75(a)	359	355,216
(3 mo. LIBOR US + 4.640%), 5.88%, 08/15/76(a)	120	123,168

		1,267,713

Total Capital Trusts — 3.7% (Cost: $14,639,581)		14,995,469

Corporate Bonds — 84.7%

Aerospace & Defense — 2.4%
Boeing Co.:
3.60%, 05/01/34	90	93,843
3.90%, 05/01/49	255	266,516
L3Harris Technologies, Inc., 4.40%, 06/15/28	955	1,043,484
Lockheed Martin Corp.:
3.10%, 01/15/23	95	97,466
3.55%, 01/15/26	145	154,107
4.07%, 12/15/42	575	636,144
4.09%, 09/15/52	124	137,964
Northrop Grumman Corp., 3.25%, 01/15/28	910	934,141
Northrop Grumman Systems Corp., 7.88%, 03/01/26	1,000	1,277,780

Security	Par (000)	Value

Aerospace & Defense (continued)
Rockwell Collins, Inc.:
1.95%, 07/15/19	$180	$179,959
3.20%, 03/15/24	550	566,289
3.50%, 03/15/27	520	541,112
4.35%, 04/15/47	240	262,256
United Technologies Corp.:
3.35%, 08/16/21	140	143,093
2.30%, 05/04/22	105	104,910
3.10%, 06/01/22	810	828,687
3.65%, 08/16/23	410	429,389
4.13%, 11/16/28	710	780,007
6.05%, 06/01/36	450	576,998
4.50%, 06/01/42	595	673,152

		9,727,297

Air Freight & Logistics — 0.3%
FedEx Corp.:
3.25%, 04/01/26	120	124,566
4.10%, 02/01/45	475	453,457
4.40%, 01/15/47	597	594,596

		1,172,619

Airlines — 0.8%
Air Canada Pass-Through Trust, Series 2017, Class 1AA, 3.30%, 07/15/31(c)	124	124,705
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 04/01/24	91	92,975
Series 2017-1, Class AA, 3.65%, 08/15/30	742	768,650
Delta Air Lines, Inc., 3.80%, 04/19/23	880	903,391
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/25(c)	483	496,806
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	636	669,519
Virgin Australia Trust, Series 2013-1A, 5.00%, 04/23/25(c)	70	71,993

		3,128,039

Auto Components — 0.2%
ZF North America Capital, Inc., 4.75%, 04/29/25(c)	600	620,061

Automobiles — 0.7%
Ford Motor Co.:
4.35%, 12/08/26	366	369,057
4.75%, 01/15/43	186	162,330
5.29%, 12/08/46	128	119,061
General Motors Co.:
5.00%, 10/01/28	755	792,923
5.20%, 04/01/45	230	219,635
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(c)	1,275	1,302,092

		2,965,098

Banks — 14.8%
AIB Group PLC, (3 mo. LIBOR US + 1.874%), 4.26%, 04/10/25(a)(c)	625	643,567
Banco Santander SA:
3.13%, 02/23/23	800	811,500
3.85%, 04/12/23	800	830,480
Bank of America Corp.:
(3 mo. LIBOR US + 0.630%), 3.50%, 05/17/22(a)	800	815,417
4.20%, 08/26/24	1,245	1,323,437
4.00%, 01/22/25	970	1,020,253
(3 mo. LIBOR US + 0.970%), 3.46%, 03/15/25(a)	2,265	2,351,202
3.95%, 04/21/25	790	828,372

1

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.45%, 03/03/26	$2,305	$2,486,272
(3 mo. LIBOR US + 1.512%), 3.71%, 04/24/28(a)	285	299,450
(3 mo. LIBOR US + 1.070%), 3.97%, 03/05/29(a)	1,475	1,576,495
(3 mo. LIBOR US + 1.310%), 4.27%, 07/23/29(a)	300	327,659
(3 mo. LIBOR US + 1.210%), 3.97%, 02/07/30(a)	430	460,918
5.00%, 01/21/44	250	304,726
(3 mo. LIBOR US + 1.190%), 3.95%, 01/23/49(a)	500	527,271
Barclays Bank PLC, 5.14%, 10/14/20	300	308,517
Barclays PLC:
(3 mo. LIBOR US + 1.400%), 4.61%, 02/15/23(a)	1,510	1,562,365
(3 mo. LIBOR US + 1.610%), 3.93%, 05/07/25(a)	285	290,055
(3 mo. LIBOR US + 3.054%), 5.09%, 06/20/30(a)	210	214,778
BNP Paribas SA:
3.50%, 03/01/23(c)	900	925,800
(5 yr. Swap Semi 30/360 US + 1.483%), 4.38%, 03/01/33(a)(c)	645	664,457
Citigroup, Inc.:
(3 mo. LIBOR US + 0.897%), 3.35%, 04/24/25(a)	795	821,219
4.30%, 11/20/26	600	637,190
(3 mo. LIBOR US + 1.563%), 3.89%, 01/10/28(a)	425	449,636
(3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(a)	160	166,978
(3 mo. LIBOR US + 1.192%), 4.08%, 04/23/29(a)	625	671,411
4.75%, 05/18/46	550	622,085
4.65%, 07/23/48	225	261,790
Citizens Bank N.A., 2.55%, 05/13/21	330	330,977
Cooperatieve Rabobank UA:
3.13%, 04/26/21	670	680,686
4.63%, 12/01/23	700	749,852
Danske Bank A/S, 5.00%, 01/12/22(c)	555	580,556
Discover Bank:
3.35%, 02/06/23	300	307,015
(5 yr. Swap Semi 30/360 US + 1.730%), 4.68%, 08/09/28(a)	600	621,756
HSBC Holdings PLC:
(3 mo. LIBOR US + 1.055%), 3.26%, 03/13/23(a)	985	1,003,305
(3 mo. LIBOR US + 1.211%), 3.80%, 03/11/25(a)	865	901,253
4.25%, 08/18/25	500	526,437
(3 mo. LIBOR US + 1.348%), 4.29%, 09/12/26(a)	500	531,910
4.38%, 11/23/26	270	285,133
(3 mo. LIBOR US + 1.610%), 3.97%, 05/22/30(a)	230	240,248
Huntington Bancshares, Inc., 4.00%, 05/15/25	905	965,537
ING Bank NV, 2.50%, 10/01/19(c)	950	950,186
ING Groep NV, (3 mo. LIBOR US + 1.150%), 3.48%, 03/29/22(e)	1,040	1,052,694
Intesa Sanpaolo SpA:
3.38%, 01/12/23(c)	485	483,259
5.02%, 06/26/24(c)	416	417,130
JPMorgan Chase & Co.:
2.25%, 01/23/20	1,800	1,799,449
2.30%, 08/15/21	665	664,024
(3 mo. LIBOR US + 1.000%), 4.02%, 12/05/24(a)	900	956,512

Security	Par (000)	Value

Banks (continued)
(3 mo. LIBOR US + 1.245%), 3.96%, 01/29/27(a)	$1,055	$1,128,531
(3 mo. LIBOR US + 1.337%), 3.78%, 02/01/28(a)	800	848,088
(3 mo. LIBOR US + 1.120%), 4.01%, 04/23/29(a)	340	366,767
(3 mo. LIBOR US + 1.160%), 3.70%, 05/06/30(a)	1,415	1,491,934
(3 mo. LIBOR US + 1.360%), 3.88%, 07/24/38(a)	720	754,722
4.95%, 06/01/45	320	379,972
(3 mo. LIBOR US + 1.220%), 3.90%, 01/23/49(a)	915	959,190
Lloyds Bank PLC, 5.80%, 01/13/20(c)	2,000	2,035,694
Mitsubishi UFJ Financial Group, Inc.:
3.22%, 03/07/22	575	587,134
3.76%, 07/26/23	1,100	1,150,238
PNC Financial Services Group, Inc., 3.45%, 04/23/29	800	841,668
Regions Bank, (3 mo. LIBOR US + 0.500%), 3.37%, 08/13/21(a)	920	927,830
Royal Bank of Canada, 3.20%, 04/30/21	1,000	1,017,757
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.470%), 3.99%, 05/15/23(e)	670	667,928
3.88%, 09/12/23	990	1,015,790
6.00%, 12/19/23	348	378,989
(3 mo. LIBOR US + 1.762%), 4.27%, 03/22/25(a)	460	475,728
(3 mo. LIBOR US + 1.871%), 4.45%, 05/08/30(a)	445	460,629
Santander UK PLC:
2.13%, 11/03/20	750	746,295
5.00%, 11/07/23(c)	1,753	1,848,797
Standard Chartered PLC, (3 mo. LIBOR US + 1.910%), 4.31%, 05/21/30(a)(c)	445	460,705
Sumitomo Mitsui Financial Group, Inc., 3.54%, 01/17/28	1,050	1,105,675
SunTrust Banks, Inc., 4.00%, 05/01/25	380	406,896
Svenska Handelsbanken AB, 3.35%, 05/24/21	500	509,306
Wells Fargo & Co.:
4.13%, 08/15/23	350	369,634
3.75%, 01/24/24	385	404,774
4.15%, 01/24/29	575	626,396
5.61%, 01/15/44	200	249,936
4.65%, 11/04/44	980	1,090,623
4.75%, 12/07/46	295	336,264

		59,895,109

Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 02/01/36	665	729,485
4.90%, 02/01/46	675	751,566
Anheuser-Busch InBev Worldwide, Inc.:
4.15%, 01/23/25	195	211,229
4.75%, 01/23/29	845	959,249
4.44%, 10/06/48	1,645	1,719,180
5.80%, 01/23/59	245	307,090

		4,677,799

Biotechnology — 1.4%
AbbVie, Inc.:
2.50%, 05/14/20	1,200	1,199,886
2.30%, 05/14/21	495	492,007
2.85%, 05/14/23	550	554,860
3.20%, 05/14/26	240	242,624
4.40%, 11/06/42	795	783,511
4.88%, 11/14/48	375	394,688

2

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Amgen, Inc.:
4.40%, 05/01/45	$100	$106,232
4.66%, 06/15/51	461	503,453
Baxalta, Inc., 4.00%, 06/23/25	283	300,868
Gilead Sciences, Inc.:
3.25%, 09/01/22	135	138,751
4.50%, 02/01/45	323	352,484
4.75%, 03/01/46	391	444,854
4.15%, 03/01/47	75	78,421

		5,592,639

Capital Markets — 5.4%
Bank of New York Mellon Corp.:
3.45%, 08/11/23	265	276,338
2.20%, 08/16/23	1,125	1,119,138
Credit Agricole SA:
2.75%, 06/10/20(c)	1,000	1,004,206
3.75%, 04/24/23(c)	275	285,433
Credit Suisse AG:
3.00%, 10/29/21	665	675,540
3.63%, 09/09/24	575	605,684
Credit Suisse Group AG, (3 mo. LIBOR US + 1.240%), 4.21%, 06/12/24(a)(c)	820	860,437
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 04/16/21	1,350	1,371,129
3.80%, 06/09/23	547	567,278
Deutsche Bank AG:
4.25%, 02/04/21	925	933,173
4.25%, 10/14/21	180	182,480
Goldman Sachs Group, Inc.:
2.88%, 02/25/21	975	982,002
3.00%, 04/26/22	850	858,128
4.25%, 10/21/25	310	328,717
(3 mo. LIBOR US + 1.301%), 4.22%, 05/01/29(a)	1,580	1,694,563
4.80%, 07/08/44	370	425,945
5.15%, 05/22/45	350	400,595
Intercontinental Exchange, Inc., 4.25%, 09/21/48	320	356,961
Morgan Stanley:
2.65%, 01/27/20	775	775,887
2.50%, 04/21/21	550	551,030
5.50%, 07/28/21	10	10,625
(3 mo. LIBOR US + 1.400%), 3.98%, 10/24/23(e)	1,675	1,707,043
(3 mo. LIBOR US + 0.847%), 3.74%, 04/24/24(a)	925	964,335
3.88%, 04/29/24	1,625	1,722,264
4.30%, 01/27/45	535	587,593
State Street Corp., (3 mo. LIBOR US + 0.770%), 3.78%, 12/03/24(a)	490	516,439
UBS Group Funding Switzerland AG, 3.00%, 04/15/21(c)	2,150	2,169,669

		21,932,632

Chemicals — 0.8%
Air Liquide Finance SA:
2.25%, 09/27/23(c)	520	516,993
2.50%, 09/27/26(c)	290	285,161
DuPont de Nemours, Inc.:
4.49%, 11/15/25	890	984,838
5.32%, 11/15/38	290	340,510
5.42%, 11/15/48	485	589,331
Sherwin-Williams Co.:
2.75%, 06/01/22	135	136,385
4.50%, 06/01/47	180	191,987

		3,045,205

Commercial Services & Supplies — 0.8%
Aviation Capital Group LLC, 6.75%, 04/06/21(c)	1,575	1,682,152

Security	Par (000)	Value

Commercial Services & Supplies (continued)
GATX Corp., 4.35%, 02/15/24	$510	$539,874
Republic Services, Inc., 3.95%, 05/15/28	300	323,625
Waste Management, Inc.:
3.20%, 06/15/26	290	301,677
3.45%, 06/15/29	210	221,355

		3,068,683

Communications Equipment — 0.3%
Cisco Systems, Inc., 2.50%, 09/20/26	1,035	1,041,521

Consumer Finance — 2.2%
American Express Co., 3.40%, 02/27/23	500	517,612
Capital One Financial Corp., 4.25%, 04/30/25	675	723,346
Capital One N.A.:
2.35%, 01/31/20	825	824,597
2.95%, 07/23/21	735	742,867
Ford Motor Credit Co. LLC:
3.34%, 03/18/21	475	477,439
3.81%, 10/12/21	550	558,273
3.66%, 09/08/24	350	346,080
4.39%, 01/08/26	201	202,047
5.11%, 05/03/29	300	306,377
General Motors Financial Co., Inc.:
3.20%, 07/06/21	565	569,961
3.15%, 06/30/22	1,000	1,006,110
4.35%, 04/09/25	1,230	1,268,849
4.35%, 01/17/27	1,205	1,227,451
Synchrony Financial, 4.38%, 03/19/24	200	209,428

		8,980,437

Containers & Packaging — 0.1%
International Paper Co., 4.35%, 08/15/48	200	196,237
WRKCo, Inc., 3.75%, 03/15/25	380	394,250

		590,487

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 05/15/21	1,140	1,175,574
5.00%, 10/01/21	674	706,916
Charles Schwab Corp., 3.25%, 05/21/21	665	677,877
GE Capital International Funding Co., 4.42%, 11/15/35	811	802,693

		3,363,060

Diversified Telecommunication Services — 3.3%
AT&T Inc.:
3.40%, 05/15/25	1,385	1,423,787
3.60%, 07/15/25	305	316,356
3.88%, 01/15/26	592	619,010
3.80%, 02/15/27	315	327,812
4.50%, 05/15/35	1,520	1,591,146
5.25%, 03/01/37	400	448,921
5.15%, 03/15/42	400	437,216
4.80%, 06/15/44	65	68,609
4.75%, 05/15/46	203	214,371
5.15%, 11/15/46	5	5,529
5.45%, 03/01/47	330	379,111
5.15%, 02/15/50	150	165,616
Telefonica Emisiones SAU:
4.67%, 03/06/38	255	265,028
4.90%, 03/06/48	315	332,660
Verizon Communications, Inc.:
3.38%, 02/15/25	459	479,097
4.50%, 08/10/33	550	619,612
4.27%, 01/15/36	1,725	1,868,352
5.25%, 03/16/37	745	891,118
4.81%, 03/15/39	865	994,432
3.85%, 11/01/42	950	970,732
4.86%, 08/21/46	190	221,215

3

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
5.01%, 04/15/49	$420	$500,216
4.67%, 03/15/55	337	382,149

		13,522,095

Electric Utilities — 5.7%
American Electric Power Co., Inc., 2.15%, 11/13/20	825	823,167
American Transmission Systems, Inc., 5.25%, 01/15/22(c)	400	426,389
CenterPoint Energy, Inc., 3.85%, 02/01/24	595	623,395
DTE Electric Co., Series A, 4.05%, 05/15/48	186	205,760
Duke Energy Carolinas LLC, 3.75%, 06/01/45	420	431,671
Duke Energy Corp., 2.65%, 09/01/26	390	385,582
Duke Energy Florida LLC, 4.20%, 07/15/48	460	509,672
Duke Energy Progress LLC:
3.70%, 09/01/28	690	738,665
6.30%, 04/01/38	750	1,027,212
3.60%, 09/15/47	350	349,308
Entergy Arkansas LLC, 3.70%, 06/01/24	825	873,463
Entergy Corp., 4.00%, 07/15/22	700	728,228
Evergy Inc., 5.29%, 06/15/22(f)	745	795,855
Exelon Corp.:
2.45%, 04/15/21	2,000	1,999,436
3.40%, 04/15/26	700	718,720
FirstEnergy Corp.:
3.90%, 07/15/27	680	714,173
4.85%, 07/15/47	500	568,381
Florida Power & Light Co., 5.95%, 02/01/38	800	1,080,769
Georgia Power Co., 2.00%, 09/08/20	635	631,418
Kentucky Utilities Co., 5.13%, 11/01/40	375	456,631
MidAmerican Energy Co., 3.65%, 04/15/29	975	1,051,889
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(c)	345	367,316
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/27	115	120,056
Northern States Power Co., 6.20%, 07/01/37	725	994,367
Ohio Power Co., Series D, 6.60%, 03/01/33	675	905,859
Oncor Electric Delivery Co. LLC:
5.30%, 06/01/42	660	838,220
3.75%, 04/01/45	350	365,129
PacifiCorp, 6.00%, 01/15/39	450	602,089
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,085,089
3.15%, 04/01/22	775	789,551
Southern Co.:
2.35%, 07/01/21	785	784,414
2.95%, 07/01/23	740	751,083
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(c)	445	470,434

		23,213,391

Energy Equipment & Services — 0.3%
Halliburton Co., 3.80%, 11/15/25	1,135	1,190,083

Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.:
4.70%, 03/15/22	525	555,244
5.00%, 02/15/24	430	473,403
3.95%, 03/15/29	565	591,420
3.80%, 08/15/29	380	391,705
AvalonBay Communities, Inc., 3.35%, 05/15/27	550	571,763
Boston Properties LP, 4.50%, 12/01/28	500	555,115
Crown Castle International Corp.:
3.40%, 02/15/21	1,453	1,472,848
2.25%, 09/01/21	1,765	1,757,128
5.25%, 01/15/23	807	877,509
3.65%, 09/01/27	230	236,852
4.30%, 02/15/29	305	329,581
ERP Operating LP, 3.25%, 08/01/27	525	543,987
Host Hotels & Resorts LP, 6.00%, 10/01/21	725	769,000

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty, Inc.ome Corp., 3.25%, 06/15/29	$230	$234,275

		9,359,830

Food & Staples Retailing — 2.1%
CVS Health Corp.:
4.10%, 03/25/25	400	421,876
4.30%, 03/25/28	2,635	2,778,549
4.78%, 03/25/38	320	333,816
5.13%, 07/20/45	360	383,909
5.05%, 03/25/48	370	394,094
Kroger Co., 4.45%, 02/01/47	365	354,511
Walmart, Inc.:
2.65%, 12/15/24	691	705,953
3.55%, 06/26/25	273	291,699
3.70%, 06/26/28	1,875	2,046,115
4.05%, 06/29/48	650	744,758

		8,455,280

Food Products — 0.9%
General Mills, Inc.:
3.20%, 04/16/21	145	147,200
3.70%, 10/17/23	240	251,618
4.20%, 04/17/28	135	145,748
4.70%, 04/17/48	90	96,976
Kraft Heinz Foods Co.:
5.38%, 02/10/20	1,290	1,311,271
3.00%, 06/01/26	710	690,892
4.38%, 06/01/46	365	346,793
Nestle Holdings, Inc., 4.00%, 09/24/48(c)	645	715,181

		3,705,679

Gas Utilities — 0.2%
Fortis, Inc., 2.10%, 10/04/21	945	936,914

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories:
3.75%, 11/30/26	566	611,957
4.75%, 11/30/36	385	454,865
4.75%, 04/15/43	117	136,726
4.90%, 11/30/46	260	321,297
Becton Dickinson and Co.:
2.68%, 12/15/19	88	88,028
(3 mo. LIBOR US + 1.030%), 3.50%, 06/06/22(e)	1,525	1,535,201
3.70%, 06/06/27	1,024	1,069,239
Medtronic, Inc.:
3.15%, 03/15/22	960	986,944
4.63%, 03/15/45	49	59,357

		5,263,614

Health Care Providers & Services — 2.4%
Aetna, Inc.:
2.80%, 06/15/23	350	352,104
3.50%, 11/15/24	395	407,249
Anthem, Inc.:
4.35%, 08/15/20	700	715,050
2.50%, 11/21/20	285	285,568
5.10%, 01/15/44	300	344,891
Cigna Corp.:
3.20%, 09/17/20(c)	1,870	1,887,269
4.90%, 12/15/48(c)	50	54,367
Coventry Health Care, Inc., 5.45%, 06/15/21	850	891,393
HCA, Inc.:
5.25%, 06/15/26	563	623,358
4.50%, 02/15/27	389	415,009
4.13%, 06/15/29	165	169,617
5.50%, 06/15/47	365	389,967
5.25%, 06/15/49	270	280,722

UnitedHealth Group, Inc.:
3.35%, 07/15/22	75	77,538

4

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
2.88%, 03/15/23	$1,175	$1,197,602
3.75%, 07/15/25	770	822,398
4.63%, 11/15/41	645	735,270
4.75%, 07/15/45	120	142,131
4.25%, 06/15/48	100	111,094

		9,902,597

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.:
2.75%, 12/09/20	85	85,515
4.88%, 12/09/45	748	858,749
4.45%, 03/01/47	455	498,963
4.45%, 09/01/48	75	82,242

		1,525,469

Household Durables — 0.2%
Newell Brands, Inc., 3.85%, 04/01/23	850	862,481

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 3.75%, 06/15/24(c)	325	333,891

Industrial Conglomerates — 0.6%
General Electric Co.:
2.70%, 10/09/22	570	569,365
6.75%, 03/15/32	208	256,272
6.15%, 08/07/37	205	238,204
4.13%, 10/09/42	360	331,574
Parker-Hannifin Corp., 3.25%, 06/14/29	305	316,344
Tyco Electronics Group SA, 3.50%, 02/03/22	600	614,900

		2,326,659

Insurance — 1.0%
Aon PLC, 4.00%, 11/27/23	1,760	1,853,268
Hartford Financial Services Group, Inc., 4.30%, 04/15/43	115	121,592
Marsh & McLennan Cos., Inc.:
2.35%, 03/06/20	1,000	999,516
3.75%, 03/14/26	600	633,126
Principal Financial Group, Inc., 3.70%, 05/15/29	30	31,358
Prudential Financial, Inc., 4.35%, 02/25/50	425	476,474
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(c)	90	127,564

		4,242,898

Interactive Media & Services — 0.2%
Tencent Holdings Ltd., 3.98%, 04/11/29(c)	905	943,985

Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc.:
2.40%, 02/22/23	550	555,336
2.80%, 08/22/24	1,000	1,032,889
3.15%, 08/22/27	1,570	1,650,333

		3,238,558

IT Services — 1.7%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	1,590	1,613,487
3.50%, 04/15/23	330	341,111
3.00%, 08/15/26	119	120,410
3.75%, 05/21/29	110	116,859
4.75%, 05/15/48	240	267,874
Fiserv, Inc.:
3.50%, 07/01/29	585	601,312
4.40%, 07/01/49	135	142,030
International Business Machines Corp.:
3.30%, 05/15/26	600	621,968
3.50%, 05/15/29	900	941,920
4.00%, 06/20/42	205	211,349
4.25%, 05/15/49	755	813,476

Visa, Inc.:
2.80%, 12/14/22	510	522,222

Security	Par (000)	Value

IT Services (continued)
3.15%, 12/14/25	$620	$650,428

		6,964,446

Life Sciences Tools & Services — 0.5%
Life Technologies Corp., 6.00%, 03/01/20	820	837,328
Thermo Fisher Scientific, Inc., 4.50%, 03/01/21	1,000	1,035,153

		1,872,481

Machinery — 0.2%
John Deere Capital Corp.:
2.65%, 06/24/24	215	217,740
3.45%, 03/07/29	455	483,474

		701,214

Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.50%, 02/01/24	925	985,822
6.38%, 10/23/35	325	381,684
6.48%, 10/23/45	1,735	2,044,365
5.13%, 07/01/49	555	566,737
6.83%, 10/23/55	57	67,706
Comcast Corp.:
3.45%, 10/01/21	385	396,134
3.95%, 10/15/25	400	431,552
3.15%, 03/01/26	395	408,818
4.15%, 10/15/28	635	699,865
4.25%, 01/15/33	650	729,163
6.50%, 11/15/35	125	169,407
4.65%, 07/15/42	130	149,545
4.50%, 01/15/43	225	250,602
4.60%, 08/15/45	230	261,433
4.00%, 03/01/48	340	359,657
4.70%, 10/15/48	405	474,341
4.95%, 10/15/58	475	579,804
Discovery Communications LLC:
2.95%, 03/20/23	345	348,145
3.80%, 03/13/24	500	518,934
5.20%, 09/20/47	200	211,387
Grupo Televisa SAB, 6.63%, 01/15/40	205	245,423
Interpublic Group of Cos., Inc.:
3.50%, 10/01/20	115	116,465
3.75%, 10/01/21	85	87,228
4.65%, 10/01/28	695	759,008
5.40%, 10/01/48	115	127,892
Sky Ltd., 2.63%, 09/16/19(c)	200	200,024
Time Warner Cable LLC, 4.50%, 09/15/42	137	128,014
Viacom, Inc.:
4.38%, 03/15/43	199	194,663
5.85%, 09/01/43	274	322,472
Walt Disney Co., 6.40%, 12/15/35(c)	306	417,248

		12,633,538

Metals & Mining — 0.3%
Barrick Gold Corp., 5.25%, 04/01/42	200	234,546
Rio Tinto Finance USA Ltd.:
3.75%, 06/15/25	74	79,517
7.13%, 07/15/28	550	735,270
Southern Copper Corp., 5.88%, 04/23/45	225	264,867

		1,314,200

Multi-Utilities — 1.7%
CMS Energy Corp., 5.05%, 03/15/22	1,644	1,749,281
Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19	845	844,304
NiSource, Inc., 5.25%, 02/15/43	440	512,807
Sempra Energy, 2.40%, 02/01/20	520	519,852

Virginia Electric & Power Co.:
6.00%, 01/15/36	900	1,142,302

5

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities (continued)
4.45%, 02/15/44	$350	$395,348
4.60%, 12/01/48	320	368,577
WEC Energy Group, Inc., 3.38%, 06/15/21	235	239,612
Wisconsin Power & Light Co., 3.00%, 07/01/29	910	922,737

		6,694,820

Oil, Gas & Consumable Fuels — 8.7%
Anadarko Petroleum Corp.:
4.50%, 07/15/44	170	174,117
6.60%, 03/15/46	12	15,627
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
6.25%, 10/15/22	336	344,400
3.50%, 12/01/22	70	71,658
4.25%, 12/01/27	180	190,136
BP Capital Markets America, Inc.:
3.59%, 04/14/27	250	262,409
4.23%, 11/06/28	530	586,704
BP Capital Markets PLC, 3.28%, 09/19/27	117	120,897
Canadian Natural Resources Ltd., 3.85%, 06/01/27	650	674,838
Cenovus Energy, Inc.:
4.25%, 04/15/27	425	440,246
5.40%, 06/15/47	64	69,454
Cimarex Energy Co.:
4.38%, 06/01/24	310	328,333
3.90%, 05/15/27	940	965,980
Concho Resources, Inc., 3.75%, 10/01/27	1,205	1,246,895
ConocoPhillips Co., 4.95%, 03/15/26	600	685,297
Continental Resources, Inc.:
3.80%, 06/01/24	370	380,430
4.90%, 06/01/44	150	157,358
Devon Energy Corp.:
3.25%, 05/15/22	731	744,809
5.60%, 07/15/41	96	113,956
5.00%, 06/15/45	204	234,038
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	485	555,390
Encana Corp., 6.63%, 08/15/37	500	620,233
Energy Transfer Operating LP:
5.20%, 02/01/22	5	5,282
6.50%, 02/01/42	560	661,999
5.30%, 04/15/47	36	37,550
6.25%, 04/15/49	320	379,151
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,020	1,084,282
Enterprise Products Operating LLC:
5.70%, 02/15/42	435	524,395
4.45%, 02/15/43	854	891,823
4.25%, 02/15/48	155	160,545
4.80%, 02/01/49	220	244,133
4.20%, 01/31/50	90	92,028
Hess Corp., 5.80%, 04/01/47	534	592,911
Kerr-McGee Corp., 7.88%, 09/15/31	225	307,979
Kinder Morgan Energy Partners LP:
6.50%, 04/01/20	1,515	1,558,870
7.30%, 08/15/33	800	1,053,810
5.00%, 03/01/43	490	513,784
5.50%, 03/01/44	525	592,935
Kinder Morgan, Inc., 6.50%, 09/15/20	925	968,243
Marathon Oil Corp., 2.80%, 11/01/22	720	723,312
Marathon Petroleum Corp., 4.75%, 09/15/44	381	392,977
MPLX LP:
4.88%, 06/01/25	1,260	1,369,396
4.70%, 04/15/48	595	609,304
5.50%, 02/15/49	225	255,549
Newfield Exploration Co., 5.38%, 01/01/26	405	443,787
Occidental Petroleum Corp., 4.20%, 03/15/48	315	318,359
Pioneer Natural Resources Co., 3.45%, 01/15/21	255	258,320

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19	$900	$899,240
4.90%, 02/15/45	300	298,395
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24	1,175	1,306,709
5.00%, 03/15/27	895	981,327
Schlumberger Norge AS, 4.20%, 01/15/21(c)	975	996,882
Shell International Finance BV, 3.50%, 11/13/23	1,585	1,664,391
Spectra Energy Partners LP, 3.38%, 10/15/26	880	897,468
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45	800	831,975
Texas Eastern Transmission LP, 2.80%, 10/15/22(c)	750	749,013
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	265	276,586
Western Midstream Operating LP, 5.38%, 06/01/21	1,025	1,058,978
Williams Cos., Inc.:
4.50%, 11/15/23	1,300	1,388,222
4.30%, 03/04/24	1,000	1,060,778

		35,433,893

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49(c)	270	284,513

Pharmaceuticals — 3.5%
Allergan Funding SCS:
3.45%, 03/15/22	3,180	3,246,827
3.80%, 03/15/25	650	674,552
Bayer U.S. Finance II LLC, 3.88%, 12/15/23(c)	825	856,682
Bristol-Myers Squibb Co.:
2.90%, 07/26/24(c)	1,605	1,642,589
3.20%, 06/15/26(c)	300	311,703
3.40%, 07/26/29(c)	520	544,410
Eli Lilly & Co.:
3.95%, 03/15/49	195	211,095
4.15%, 03/15/59	145	159,165
Johnson & Johnson, 3.55%, 03/01/36	480	507,782
Merck & Co., Inc., 2.35%, 02/10/22	310	312,586
Shire Acquisitions Investments Ireland DAC:
2.40%, 09/23/21	2,260	2,257,224
2.88%, 09/23/23	1,445	1,459,126
Takeda Pharmaceutical Co. Ltd.:
3.80%, 11/26/20(c)	260	264,717
5.00%, 11/26/28(c)	425	481,669
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	514	491,769
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	415	392,694
Wyeth LLC, 5.95%, 04/01/37	425	563,400

		14,377,990

Road & Rail — 2.1%
Burlington Northern Santa Fe LLC:
5.75%, 05/01/40	500	659,046
4.40%, 03/15/42	235	266,392
4.15%, 12/15/48	180	203,556
CSX Corp.:
3.25%, 06/01/27	195	201,334
3.80%, 03/01/28	480	516,036
4.25%, 03/15/29	135	150,361
4.30%, 03/01/48	105	113,693
Kansas City Southern, 2.35%, 05/15/20	370	369,230
Norfolk Southern Corp.:
3.80%, 08/01/28	875	943,219

6

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
3.94%, 11/01/47	$210	$218,560
4.15%, 02/28/48	140	150,429
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.38%, 02/01/22(c)	1,000	1,019,439
3.45%, 07/01/24(c)	1,065	1,097,453
Ryder System, Inc., 2.88%, 09/01/20	1,000	1,005,090
Union Pacific Corp.:
4.05%, 03/01/46	355	372,971
4.50%, 09/10/48	680	773,724
4.80%, 09/10/58	350	407,184

		8,467,717

Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc., 2.50%, 12/05/21	340	340,984
Applied Materials, Inc., 3.30%, 04/01/27	705	732,128
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.00%, 01/15/22	10	10,026
3.88%, 01/15/27	645	632,036
Broadcom, Inc., 4.75%, 04/15/29(c)	485	497,990
KLA-Tencor Corp.:
4.65%, 11/01/24	40	43,833
4.10%, 03/15/29	810	852,131
Lam Research Corp.:
3.75%, 03/15/26	90	94,696
4.00%, 03/15/29	505	538,560
NVIDIA Corp.:
2.20%, 09/16/21	490	488,759
3.20%, 09/16/26	1,185	1,212,140
NXP BV/NXP Funding LLC:
4.63%, 06/01/23(c)	575	606,107
4.88%, 03/01/24(c)	265	284,006
5.55%, 12/01/28(c)	70	78,548
NXP BV/NXP Funding LLC/NXP USA, Inc.,
4.30%, 06/18/29(c)	420	432,970
QUALCOMM, Inc., 4.30%, 05/20/47	435	455,379

		7,300,293

Software — 1.9%
Microsoft Corp.:
2.88%, 02/06/24	990	1,025,781
2.40%, 08/08/26	1,235	1,241,244
4.10%, 02/06/37	530	604,709
3.75%, 02/12/45	466	506,963
4.45%, 11/03/45	517	620,013
3.70%, 08/08/46	370	399,910
Oracle Corp.:
2.40%, 09/15/23	2,050	2,052,829
5.38%, 07/15/40	800	1,013,673
4.00%, 11/15/47	295	317,019

		7,782,141

Specialty Retail — 0.6%
Home Depot, Inc.:
2.95%, 06/15/29	305	312,875
4.40%, 03/15/45	215	248,823
4.25%, 04/01/46	335	377,976
3.90%, 06/15/47	140	151,521
4.50%, 12/06/48	335	395,473
Lowe’s Cos., Inc.:
3.70%, 04/15/46	425	400,200
4.55%, 04/05/49	485	520,687

		2,407,555

Technology Hardware, Storage & Peripherals — 1.5%
Apple Inc.:
2.85%, 02/23/23	1,010	1,034,227

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
3.25%, 02/23/26	$855	$893,320
2.45%, 08/04/26	1,050	1,046,424
2.90%, 09/12/27	375	383,904
4.38%, 05/13/45	960	1,094,149
3.85%, 08/04/46	730	776,050
Dell International LLC/EMC Corp.:
4.42%, 06/15/21(c)	45	46,370
8.35%, 07/15/46(c)	405	511,311
Hewlett Packard Enterprise Co., 3.50%, 10/05/21	125	127,983

		5,913,738

Tobacco — 1.9%
Altria Group, Inc.:
3.80%, 02/14/24	270	281,453
2.63%, 09/16/26	210	201,431
4.80%, 02/14/29	1,835	1,974,077
4.50%, 05/02/43	75	71,243
5.38%, 01/31/44	540	579,135
5.95%, 02/14/49	525	599,233
BAT Capital Corp., 3.22%, 08/15/24	1,235	1,243,111
BAT International Finance PLC, 2.75%, 06/15/20(c)	1,000	1,002,345
Reynolds American, Inc.:
4.00%, 06/12/22	730	757,911
4.85%, 09/15/23	220	236,346
5.70%, 08/15/35	550	603,477
7.00%, 08/04/41	70	82,065

		7,631,827

Trading Companies & Distributors — 0.4%
Air Lease Corp.:
2.50%, 03/01/21	905	905,539
3.38%, 06/01/21	540	548,394

		1,453,933

Wireless Telecommunication Services — 0.7%
America Movil SAB de CV:
5.00%, 03/30/20	100	102,000
4.38%, 04/22/49	575	620,517
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(c)	191	191,300
Vodafone Group PLC:
3.75%, 01/16/24	850	888,707
4.38%, 02/19/43	227	223,081
5.25%, 05/30/48	415	458,115
4.88%, 06/19/49	370	388,782

		2,872,502

Total Corporate Bonds — 84.7% (Cost: $325,955,739)		342,930,911

Foreign Agency Obligations — 1.3%

Mexico — 1.3%
Petroleos Mexicanos:
5.50%, 01/21/21	1,300	1,315,925
6.38%, 02/04/21	633	650,249
5.38%, 03/13/22	155	156,170
4.63%, 09/21/23	825	810,571
5.35%, 02/12/28	1,885	1,715,538
6.38%, 01/23/45	475	406,348
6.35%, 02/12/48	126	107,824

		5,162,625

7

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 4.25%, 04/16/39(c)	$200	$202,120

Total Foreign Agency Obligations — 1.3% (Cost: $5,442,164)		5,364,745

Foreign Government Obligations — 1.9%

Colombia — 0.4%
Republic of Colombia:
4.50%, 03/15/29	1,050	1,149,094
5.63%, 02/26/44	413	489,663

		1,638,757

Indonesia — 0.3%
Republic of Indonesia:
4.13%, 01/15/25(c)	350	368,594
3.50%, 01/11/28	975	981,094

		1,349,688

Mexico — 0.7%
United Mexican States:
4.15%, 03/28/27	1,193	1,252,650
4.75%, 03/08/44	753	786,885
4.60%, 02/10/48	600	619,500

		2,659,035

Peru — 0.1%
Republic of Peru, 5.63%, 11/18/50	290	400,200

Poland — 0.1%
Republic of Poland, 3.25%, 04/06/26	440	464,614

Uruguay — 0.3%
Republic of Uruguay:
4.38%, 10/27/27	315	340,298
5.10%, 06/18/50	730	822,710

		1,163,008

Total Foreign Government Obligations — 1.9% (Cost: $7,106,094)		7,675,302

Taxable Municipal Bonds — 2.3%
Chicago O’Hare International Airport RB, 6.40%, 01/01/40	1,000	1,414,070
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45	1,075	1,633,882
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,727,674
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,560,871
State of California GO:
7.30%, 10/01/39	510	767,208
7.63%, 03/01/40	1,125	1,774,620
University of California RB, 3.35%, 07/01/29	550	584,270

Total Taxable Municipal Bonds — 2.3% (Cost: $7,406,628)		9,462,595

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities — 1.4%

Mortgage-Backed Securities — 1.4%
Fannie Mae Mortgage-Backed Securities, 4.50%, 03/01/47 - 04/01/49	$3,256	$3,485,315
Freddie Mac Mortgage-Backed Securities, 4.50%, 03/01/49	1,840	1,996,984

Total U.S. Government Sponsored Agency Securities — 1.4% (Cost: $5,420,335)		5,482,299

U.S. Treasury Obligations — 3.3%
U.S. Treasury Bonds:
3.00%, 02/15/49	3,805	4,178,960
2.88%, 05/15/49	1,175	1,260,555
U.S. Treasury Notes:
2.13%, 05/15/22	1,319	1,333,839
2.13%, 03/31/24	3,155	3,207,748
2.63%, 02/15/29	3,230	3,406,136

Total U.S. Treasury Obligations — 3.3% (Cost: $12,698,039)		13,387,238

Total Long-Term Investments — 98.6% (Cost: $378,668,580)		399,298,559

	Shares

Short-Term Securities — 1.0%
Dreyfus Treasury Securities Cash Management, Institutional Class, 2.10% (g)	3,934,198	3,934,198

Total Short-Term Securities — 1.0% (Cost: $3,934,198)		3,934,198

Options Purchased — 0.0% (Cost: $173,230)		11,722

Total Investments — 99.6% (Cost: $382,776,008)		403,244,479

Other Assets Less Liabilities — 0.4%		1,686,706

Net Assets — 100.0%		$404,931,185

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Perpetual security with no stated maturity date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate as of period end.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series C Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Ultra Treasury Bonds	64	09/19/19	$11,364	$241,959
U.S. Treasury Notes (2 Year)	100	09/30/19	21,518	102,362
U.S. Treasury Notes (5 Year)	2	09/30/19	236	(10)

				344,311

Short Contracts
U.S. Treasury Bonds (30 Year)	10	09/19/19	1,556	(3,636)
U.S. Treasury Notes (10 Year)	65	09/19/19	8,318	(16,948)
U.S. Ultra Treasury Notes (10 Year)	21	09/19/19	2,901	(52,922)

				(73,506)

				$270,805

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty				Value

Put
30-Year Interest Rate Swap, 09/08/50	3.50%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	09/08/20	3.50%	$4,760	$11,722

9

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series C Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG.32.V1	1.00%	Quarterly	06/20/24	$12,195	$(267,102)	$(229,731)	$(37,371)

OTC Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

American Tower Corp.	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/21	BBB-	$1,875	$(29)	$(30,372)	$30,343

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$—	$399,298,559	$—	$399,298,559
Short-Term Securities	3,934,198	—	—	3,934,198
Options Purchased:
Interest rate contracts	—	11,722	—	11,722

	$3,934,198	$399,310,281	$—	$403,244,479

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$30,343	$—	$30,343
Interest rate contracts	344,321	—	—	344,321
Liabilities:
Credit contracts	—	(37,371)	—	(37,371)
Interest rate contracts	(73,516)	—	—	(73,516)

	$270,805	$(7,028)	$—	$263,777

(a)	See above Schedule of Investments for values in each security type.
(b)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

10

Schedule of Investments (unaudited) June 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 93.1%

Alabama — 1.9%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home for the Aging Project, Series 2015-1, 5.50%, 06/01/30	$500	$566,110
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Warrants, Series D, 6.50%, 10/01/53	1,000	1,191,670
State of Alabama Docks Department, Refunding RB, AMT, (AGM), Series A, 5.00%, 10/01/35	1,000	1,161,180
Tuscaloosa County IDA, Refunding RB, Hunt Refining Project, Series A, 5.25%, 05/01/44(a)	1,895	2,083,287

		5,002,247

Alaska — 0.5%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A:
4.63%, 06/01/23	70	70,070
5.00%, 06/01/46	1,185	1,179,987

		1,250,057

Arizona — 2.7%
Arizona IDA:
RB, Academies Math & Science Project, Series B, 5.13%, 07/01/47(a)	195	203,219
RB, Doral Academy Nevada-Fire Mesa & Red Rock Campus Project, Series A, 5.00%, 07/15/39(a)	220	240,750
RB, Great Lakes Senior Living Communities LLC Project, First Tier, Series A, 4.50%, 01/01/49	500	526,830
RB, Great Lakes Senior Living Communities LLC Project, Second Tier, Series B, 5.13%, 01/01/54	280	299,636
RB, Lone Mountain Campus Project, Series A, 5.00%, 12/15/49(a)	105	112,532
RB, NCCU Properties LLC NC Central University Project, Series A, 5.00%, 06/01/58	815	942,238
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/26(a)	300	332,856
Refunding RB, Basis Schools Projects, Series A, 5.13%, 07/01/37(a)	605	657,000
Refunding RB, Odyssey Prepatory Academy Project, 5.50%, 07/01/52(a)	610	579,537
City of Phoenix IDA:
RB, Legacy Traditional Schools Project, 5.00%, 07/01/46(a)	570	602,359
RB, Oro Valley Project, Series A, 5.00%, 07/01/49(a)	270	275,041
Refunding RB, Basis Schools Projects, 5.00%, 07/01/45(a)	140	146,829
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/35(a)	45	48,293
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/46(a)	50	52,083
Refunding RB, Legacy Traditional Schools Project, 5.00%, 07/01/35(a)	300	317,247
Refunding RB, Legacy Traditional Schools Project, 5.00%, 07/01/45(a)	100	104,690
County of Pima IDA, RB:
5.13%, 07/01/39	145	144,780
5.25%, 07/01/49	180	178,000
La Paz County IDA, RB, Imagine Schools West Middle Project, 5.88%, 06/15/48(a)	285	296,198

Security	Par (000)	Value

Arizona (continued)
Maricopa County IDA, Refunding RB, HonorHealth Project, Series A, 4.13%, 09/01/38	$230	$253,161
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	500	649,020

		6,962,299

Arkansas — 0.7%
Arkansas Development Finance Authority, RB, AMT, Big River Steel Project, 4.50%, 09/01/49(a)	1,315	1,358,303
Pulaski County Public Facilities Board, RB:
5.00%, 12/01/39	230	256,142
5.00%, 12/01/42	250	276,607

		1,891,052

California — 6.6%
California County Tobacco Securitization Agency:
RB, Asset-Backed, 5.45%, 06/01/28	500	500,260
RB, Asset-Backed, 5.60%, 06/01/36	425	425,145
RB, Asset-Backed, 5.70%, 06/01/46	760	763,488
Refunding RB, Asset-Backed, Merced County Project, Series A, 5.00%, 06/01/26	20	20,046
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.00%, 06/01/26	265	265,564
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.25%, 06/01/45	330	330,165
Refunding RB, Turbo, Golden Gate Tobacco Project, Series A, 5.00%, 06/01/36	300	300,075
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Art Project, 4.00%, 11/01/45	750	785,828
California Municipal Finance Authority:
RB, Sycamore Academy Project, 5.63%, 07/01/44(a)	150	158,100
Refunding RB, Community Medical Centers Project, Series A, 5.00%, 02/01/46	650	726,239
Refunding RB, Emerson College Project, Series B, 5.00%, 01/01/37	630	739,015
California School Finance Authority, RB:
Alliance College-Ready Public Schools Project, 5.00%, 07/01/51(a)	300	329,268
Alta Public Schools Project, Series A, 6.75%, 11/01/45(a)	250	267,648
California Statewide Communities Development Authority:
RB, Loma Linda University Medical Center Project, Series A, 5.25%, 12/01/56(a)	100	110,948
Refunding RB, (AGM), 5.00%, 11/15/49	500	567,190
Refunding RB, 899 Charleston Project, Series A, 5.25%, 11/01/44(a)	250	272,408
California Statewide Financing Authority, RB, Asset-Backed:
Series A, 6.00%, 05/01/43	85	85,106
Series B, 5.63%, 05/01/29	75	75,196
Series B, 6.00%, 05/01/43	315	315,394
City of Irvine, Community Facilities District No. 2013-3, (Great Park) Improvement Area No. 1, Special Tax Bonds, 5.00%, 09/01/44	250	271,160
City of Los Angeles Department of Airports, Refunding RB, AMT, Series A, 5.00%, 05/15/39	2,000	2,422,020

1

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Roseville, CDF No. 1, Special Tax Bonds, 5.00%, 09/01/44	$500	$539,955
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 3.50%, 06/01/36	1,305	1,320,673
Series A-1, 5.00%, 06/01/47	1,865	1,860,170
Series A-2, 5.00%, 06/01/47	115	114,857
Oakland Unified School District, GO, Series A, 5.00%, 08/01/40	350	405,020
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	500	592,565
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay’s Redevelopment Project, Sub-Series D, 0.00%, 08/01/31(a)(b)	580	331,534
State of California, GO, 4.00%, 04/01/49	145	158,923
Tobacco Securitization Authority of Southern California, Refunding RB, Senior, Series A-1:
5.00%, 06/01/37	1,300	1,300,104
5.13%, 06/01/46	585	585,708

		16,939,772

Colorado — 3.7%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47	1,000	1,034,390
Arista Metropolitan District, GO, Refunding, Improvement, County Unlimited and Special Project, Series A, 5.00%, 12/01/38	500	534,430
Broadway Station Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/48	655	680,683
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	155	162,220
Colorado Educational & Cultural Facilities Authority, Refunding RB, Charter School-University Project, 5.00%, 12/15/45	500	539,945
Colorado Health Facilities Authority:
RB, Catholic Health Initiatives Project, Series A, 5.25%, 01/01/40	815	891,594
RB, Catholic Health Initiatives Project, Series A, 5.25%, 01/01/45	620	688,262
Refunding RB, Catholic Health Initiatives Project, Series A, 5.00%, 07/01/39	400	400,832
Refunding RB, Catholic Health Initiatives Project, Series A, 5.00%, 02/01/41	210	218,465
Refunding RB, Catholic Health Initiatives Project, Series B-1, 5.00%, 07/01/38	215	233,176
Refunding RB, Catholic Health Initiatives Project, Series B-1, 4.00%, 07/01/39	645	666,098
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	500	524,820
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	950	1,092,338
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	515,035
Serenity Ridge Metropolitan District No. 2, GO, Refunding, Series A, 5.13%, 12/01/37	550	584,903
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/47	180	197,039
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48	500	514,150

		9,478,380

Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, Sub-Series B-1, 4.00%, 05/15/45	335	354,474

Security	Par (000)	Value

Connecticut (continued)
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	$215	$221,523
Mohegan Tribe of Indians of Connecticut:
RB, Series A, 6.75%, 02/01/45(a)	98	106,215
Refunding RB, Priority District Project, Series C, 6.25%, 02/01/30(a)	330	365,297

		1,047,509

Delaware — 0.2%
Delaware EDA, RB, Exempt Facility Indian River Power Project, 5.38%, 10/01/45	505	522,200

Florida — 4.6%
Babcock Ranch Community Independent Special District, Special Assessment RB, 4.25%, 11/01/21	325	328,468
Brevard County Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	500	552,615
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31	480	539,938
Capital Trust Agency, Inc., RB:
Paragon Academy of Technology-Sunshine Elementary Charitable School Project, Series A, 5.75%, 06/01/54(a)	420	431,252
Renaissance Charter School, Inc. Project, Series A, 5.00%, 06/15/49(a)	100	102,818
Celebration Pointe Community Development District, Special Assessment RB:
5.13%, 05/01/45	250	258,168
Alachua County Project, 4.00%, 05/01/22(a)	80	81,131
Charlotte County IDA, RB, Town & Country Utilities Project:
5.00%, 10/01/34(a)	105	112,303
5.00%, 10/01/49(a)	510	531,017
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,000	1,124,110
County of Palm Beach, RB, Palm Beach Atlantic University Housing Project, Series A, 5.00%, 04/01/51(a)	110	116,908
Florida Development Finance Corp:
RB, AMT, Waste Pro USA, Inc. Project, 5.00%, 08/01/29(a)(c)	470	495,328
RB, Renaissance Charter School Project, Series A, 6.13%, 06/15/44	45	48,280
Refunding RB, AMT, Virgin Trains USA Passenger Rail Project, Series A, 6.38%, 01/01/49(a)(c)	120	116,432
Refunding RB, AMT, Virgin Trains USA Passenger Rail Project, Series A, 6.50%, 01/01/49(a)(c)	135	131,081
Florida Higher Educational Facilities Financial Authority, RB, Jacksonville University Project, Series A-1, 5.00%, 06/01/48(a)	355	384,163
Greater Orlando Aviation Authority, Refunding RB, AMT, Special Purpose JetBlue Airway Project, 5.00%, 11/15/36	250	259,358
Hillsborough County Aviation Authority, Refunding RB, AMT, Tampa International Project, Series A, 5.00%, 10/01/44	350	392,613
Lakewood Ranch Stewardship District, Special Assessment RB:
Cresswind Project, 4.40%, 05/01/39	525	533,137

2

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lakewood Centre & NW Sector Projects, 4.95%, 05/01/29(a)	$135	$143,104
Lakewood Centre & NW Sector Projects, 5.50%, 05/01/39(a)	135	146,100
Lakewood Centre & NW Sector Projects, 5.65%, 05/01/48(a)	210	226,372
Lakewood Centre North Project, 4.88%, 05/01/35	250	261,070
Northeast Sector Project - Phase 1B, 4.75%, 05/01/29(a)	180	192,326
Northeast Sector Project - Phase 1B, 5.30%, 05/01/39(a)	205	222,931
Northeast Sector Project - Phase 1B, 5.45%, 05/01/48(a)	365	395,693
Village of Lakewood Ranch Project, Series 2016, 5.13%, 05/01/46	100	104,716
Miami Health Facilities Authority, Refunding RB, Miami Jewish Health Systems Obligation Project:
5.13%, 07/01/38	500	565,840
5.13%, 07/01/46	390	429,846
Orange County Health Facilities Authority:
RB, Presbyterian Retirement Community Project, 5.00%, 08/01/35	250	283,312
Refunding RB, Presbyterian Retirement Community Project, 5.00%, 08/01/41	695	771,707
Tolomato Community Development District, Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37	185	185,009
Trout Creek Community Development District, Special Assessment RB:
4.50%, 05/01/23	250	255,522
5.00%, 05/01/28	240	255,802
5.63%, 05/01/45	250	263,365
West Villages Improvement District, Unit Development No. 7, Master Infrastructure, Special Assessment RB:
4.25%, 05/01/29	100	101,352
4.75%, 05/01/39	190	194,687
5.00%, 05/01/50	290	298,045

		11,835,919

Georgia — 1.0%
Fulton County Development Authority, RB, Georgia Institute of Technology Project, 4.00%, 06/15/49	800	873,256
Gainesville & Hall County Hospital Authority, Refunding RB, North East Georgia Health Systems, Inc. Project, 5.50%, 08/15/54	250	291,298
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	950	1,279,355

		2,443,909

Idaho — 0.2%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group Project, Series D, 4.00%, 12/01/43	540	584,620

Illinois — 6.1%
City of Chicago Board of Education, GO:
Refunding, Series B, 4.00%, 12/01/35	230	231,021
Refunding, Series C, 5.00%, 12/01/25	225	252,623
Refunding, Series C, 5.00%, 12/01/34	625	699,788
Refunding, Series D, 5.00%, 12/01/25	290	325,603
Refunding, Series F, 5.00%, 12/01/22	215	230,314
Series A, 5.00%, 12/01/41	200	206,146
Series A, 5.00%, 12/01/42	570	592,931

Security	Par (000)	Value

Illinois (continued)
Series D, 5.00%, 12/01/46	$675	$719,374
Series H, 5.00%, 12/01/46	625	682,156
City of Chicago, GO, Refunding, Series A, 6.00%, 01/01/38	275	319,514
City of Chicago, O’Hare International Airport Revenue:
Refunding RB, Senior Lien, Series D, 5.00%, 01/01/39	260	284,466
Refunding RB, Series D, 5.00%, 01/01/46	1,000	1,130,780
City of Chicago, Wastewater Transmission Revenue, Refunding RB, Second Lien, Series C, 5.00%, 01/01/39	500	548,450
Cook County Community College District No. 508, GO, 5.25%, 12/01/30	920	970,591
Illinois Finance Authority, Refunding RB:
Chicago LLC University of Illinois at Chicago Project, 5.00%, 02/15/47	900	994,347
Presence Health Network Project, Series C, 5.00%, 02/15/41	650	764,290
Senior, Rogers Park Montessori School Project, 6.13%, 02/01/45	150	163,166
Metropolitan Pier & Exposition Authority:
RB, McCormick Place Expansion Project, Series 2015A, 5.50%, 06/15/53	390	433,906
Refunding RB, McCormick Place Expansion Project, Series B, 5.00%, 06/15/52	80	82,968
Refunding RB, McCormick Project, Series B-2, 5.00%, 06/15/50	600	608,244
Refunding RB, McCormick Project, Series B-2, 5.20%, 06/15/50	405	410,860
State of Illinois, GO:
5.00%, 01/01/28	1,005	1,128,364
5.00%, 04/01/31	1,000	1,084,260
5.50%, 07/01/33	365	399,806
5.00%, 03/01/37	300	313,209
5.00%, 02/01/39	1,000	1,064,670
5.00%, 05/01/39	275	292,394
Refunding, Series B, 5.00%, 10/01/27	400	461,792
Series A, 5.00%, 01/01/33	310	324,939

		15,720,972

Indiana — 1.2%
City of Vincennes, Refunding RB, Southwest Industrial Regional Youth Village Factory Project, 6.25%, 01/01/29(a)	435	447,210
County of Allen RB, StoryPoint Fort Wayne Project:
6.63%, 01/15/34(a)	100	109,923
6.75%, 01/15/43(a)	395	429,768
6.88%, 01/15/52(a)	380	412,760
Indiana Finance Authority:
RB, AMT, Private Activity Bond, Ohio River Bridges East End Crossing Project, 5.25%, 01/01/51	1,000	1,083,340
Refunding RB, Marquette Project, 4.75%, 03/01/32	270	280,603
Town of Chesterton RB, StoryPoint Chesterton Project, Series A, 6.38%, 01/15/51(a)	265	279,935

		3,043,539

Iowa — 1.8%
Iowa Finance Authority:
RB, Lifespace Communities Project, Series A, 5.00%, 05/15/48	940	1,024,393

3

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
Refunding RB, Iowa Fertilizer Co. Project, 3.13%, 12/01/22	$795	$803,014
Refunding RB, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	310	338,483
Refunding RB, Iowa Fertilizer Co. Project, Series A, 5.25%, 12/01/50(c)	400	433,808
Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(c)	750	821,212
Refunding RB, Unitypoint Health Project, Series E, 4.00%, 08/15/46	570	600,700
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.50%, 06/01/42	485	485,029

		4,506,639

Kentucky — 0.2%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Health Project, Series A, 5.25%, 06/01/41	500	556,270

Louisiana — 0.4%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Projects, Series C, 7.00%, 09/15/44(a)	475	490,361
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, University of Louisiana-Monroe Student Housing Project, Series A, 5.00%, 07/01/54(a)	400	424,328

		914,689

Maine — 1.4%
Finance Authority of Maine, Refunding RB, AMT, Student Loan Revenue Bond, Class A, Series 2019 A-1, 3.50%, 12/01/39	3,600	3,623,328

Maryland — 1.5%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, Villages at 2 Rivers Project, 5.25%, 07/01/44	250	255,838
City of Baltimore, Refunding RB, Baltimore Research Park Project, Series A, 4.00%, 09/01/27	100	105,974
County of Frederick, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	150	153,341
Maryland Community Development Administration, Refunding RB:
Series A, 4.10%, 09/01/38	580	626,301
Series B, 3.35%, 09/01/42	1,455	1,469,099
Maryland Economic Development Corp:
RB, AMT, Green Bonds, Purple Line Light Rail Project, 5.00%, 03/31/51	620	696,465
Refunding RB, University of Maryland Project, 5.00%, 07/01/39	100	109,583
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Meritus Medical Center Project, 5.00%, 07/01/40	500	557,610

		3,974,211

Massachusetts — 3.0%
Massachusetts Development Finance Agency:
RB, Baystate Medical Center Project, Series N, 5.00%, 07/01/44	500	562,390
RB, Emerson College Project, 5.00%, 01/01/43	500	572,010
RB, Emerson College Project, 5.00%, 01/01/48	1,000	1,132,310

Security	Par (000)	Value

Massachusetts (continued)
RB, Emerson College Project, Series A, 5.00%, 01/01/47	$500	$562,830
RB, Green Bonds, Boston Medical Center Project, 5.00%, 07/01/44	180	199,143
RB, University of Massachusetts Boston Student Housing Project, 5.00%, 10/01/48	1,000	1,119,330
RB, University of Massachusetts Darthmouth Student Housing Project, 5.00%, 10/01/54	710	804,820
Refunding RB, Emmanuel College Project, Series A, 5.00%, 10/01/35	750	856,215
Refunding RB, Series A, 4.00%, 07/01/44	1,250	1,321,487
Massachusetts Housing Finance Agency, Refunding RB, AMT, Series A, 4.45%, 12/01/42	640	658,675

		7,789,210

Michigan — 3.4%
City of Detroit, GO:
5.00%, 04/01/34	90	97,419
5.00%, 04/01/35	90	97,068
5.00%, 04/01/36	65	69,826
5.00%, 04/01/37	100	107,050
5.00%, 04/01/38	45	47,997
Michigan Finance Authority:
RB, Multi Modal-McLaren Health Care Project, Series A, 4.00%, 02/15/47	4,000	4,270,800
Refunding RB, AMT, Senior Lien, Detroit Water & Sewerage Department Project, 5.00%, 07/01/44	250	268,705
Michigan Housing Development Authority, RB, Series A, 3.65%, 12/01/39	1,820	1,890,507
Michigan Tobacco Settlement Finance Authority, RB, Turbo, Series A, 6.88%, 06/01/42	500	504,100
Wayne County Airport Authority:
RB, AMT, Detroit Metropolitan Wayne County Airport Project, 5.00%, 12/01/39	250	283,532
RB, Detroit Metropolitan Wayne County Airport Project, Series B, 5.00%, 12/01/44	500	571,185
RB, Series D, 5.00%, 12/01/40	500	583,265

		8,791,454

Minnesota — 1.4%
City of Brooklyn Park, RB, Athlos Leadership Academy Project, 5.25%, 07/01/30	350	375,449
City of Deephaven, Refunding RB, Eagle Ridge Academy Project, Series 2015A, 5.25%, 07/01/37	605	656,104
Duluth EDA, Refunding RB, Essentia Health Obligated Group Project, Series A:
4.25%, 02/15/48	1,265	1,377,256
5.25%, 02/15/58	425	498,219
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB:
Great River School Project, Series A, 5.50%, 07/01/38(a)	240	259,774
Hmong College Prep Academy Project, Series E, 5.50%, 09/01/36	310	336,669

		3,503,471

Missouri — 1.9%
City of St. Louis IDA, Refunding RB, Ballpark Village Development Project, Series A:

4

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
4.38%, 11/15/35	$215	$230,261
4.75%, 11/15/47	240	253,241
Kansas City IDA:
RB, AMT, Kansas City International Airport Terminal Modernization Project, Series B, 5.00%, 03/01/54	2,205	2,569,112
Refunding RB, Kansas City United Methodist Church Project, 5.75%, 11/15/36(a)	220	197,382
Kansas City Land Clearance Redevelopment Authority, Tax Allocation Bonds, Convention Center Hotel Project, Series B:
4.38%, 02/01/31(a)	170	182,155
5.00%, 02/01/40(a)	260	280,394
Plaza at Noah’s Ark Community Improvement District, Refunding Tax Allocation Bonds, 5.00%, 05/01/35	400	403,304
Saint Louis County IDA, Refunding RB, Friendship Village St. Louis Project, 5.00%, 09/01/37	695	782,730

		4,898,579

Montana — 0.4%
City of Missoula, Water System Revenue, RB, Series A, 4.00%, 07/01/44	1,000	1,095,560

Nebraska — 0.2%
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities NE Methodist Hospital Project, 5.00%, 11/01/45	500	557,775

Nevada — 2.1%
City of Reno, Refunding RB, (AGM), Series A-1, 4.00%, 06/01/46	5,000	5,304,000

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Refunding RB:
AMT, Resource Recovery Covanta Project, Series C, 4.88%, 11/01/42(a)	130	132,229
Resource Recovery Covanta Project, Series B, 4.63%, 11/01/42(a)	320	325,520

		457,749

New Jersey — 7.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	250	272,348
5.25%, 11/01/44	560	609,745
Essex County Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	250	252,635
New Jersey EDA:
RB, AMT, Continental Airlines, Inc. Project, 4.88%, 09/15/19	205	206,113
RB, AMT, Kapkowski Road Landfill Project, Series 1998 B-MB, 6.50%, 04/01/31	95	110,976
RB, AMT, Private Activity - The Goethals Project, 5.38%, 01/01/43	500	559,230
RB, Provident Group-Kean Properties Project, 5.00%, 07/01/32	200	225,038
RB, Series WW, 5.25%, 06/15/40	1,000	1,114,980
Refunding RB, 5.00%, 06/15/23	200	217,456
Refunding RB, (AGM), Provident Group-Montclair Project, 5.00%, 06/01/37	200	233,000
Refunding RB, Charter, Greater Brunswick Project, Series A, 6.00%, 08/01/49(a)	250	257,015

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group Project, Series A, 4.00%, 07/01/47	$540	$572,519
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health Obligated Project, 4.25%, 07/01/44	395	423,894
Barnabas Health Obligated Project, 5.00%, 07/01/44	220	251,101
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49	820	815,744
New Jersey Transportation Trust Fund Authority, RB, Transportation Program:
Series AA, 5.00%, 06/15/38	325	344,822
Series AA, 5.25%, 06/15/41	205	228,218
Series AA, 5.25%, 06/15/43	1,615	1,854,052
Series AA, 5.00%, 06/15/44	30	32,405
Series AA, 5.00%, 06/15/44	30	32,267
Series AA, 5.00%, 06/15/46	450	493,362
Series B, 5.00%, 06/15/42	280	291,105
New Jersey Turnpike Authority, RB, Series A:
5.00%, 01/01/43	370	400,995
4.00%, 01/01/48	2,000	2,172,420
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	375	439,335
Series A, 5.00%, 06/01/46	1,100	1,226,544
Sub-Series B, 5.00%, 06/01/46	4,335	4,649,114

		18,286,433

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	325	345,410

New York — 6.2%
Build NYC Resource Corp., Refunding RB, AMT, Pratt Paper, Inc. Project, 5.00%, 01/01/35(a)	285	314,643
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	1,000	1,017,030
County of Cattaraugus, RB, St. Bonaventure University Project, 5.00%, 05/01/44	195	214,225
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 06/01/45	495	495,099
Hempstead Town Local Development Corp., RB, Molloy College Project, 5.00%, 07/01/44	500	550,420
MTA Hudson Rail Yards Trust Obligations, RB, Series A, 5.00%, 11/15/56	955	1,048,055
New York Counties Tobacco Trust IV, Refunding RB:
Series A, 5.00%, 06/01/42	915	914,973
Series A, 5.00%, 06/01/45	225	223,454
Turbo, Series A, 6.25%, 06/01/41(a)	550	562,837
New York Counties Tobacco Trust VI, Refunding RB:
5.00%, 06/01/45	835	881,042
5.00%, 06/01/51	420	442,109
New York Liberty Development Corp.:
Refunding RB, Class 1-3 World Trade Center Project, 5.00%, 11/15/44(a)	1,000	1,092,220
Refunding RB, Class 2-3 World Trade Center Project, 5.38%, 11/15/40(a)	150	167,683
Refunding RB, Class 3-3 World Trade Center Project, 7.25%, 11/15/44(a)	100	121,067

5

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB, Orange Regional Medical Center Project, 5.00%, 12/01/35(a)	$215	$248,383
New York State Housing Finance Agency, RB, Affordable Housing Project, Series D, 3.25%, 11/01/34	1,000	1,037,750
New York State Urban Development Corp., RB, State Personal Income Tax General Purpose Project, Series A, 4.00%, 03/15/47	1,000	1,090,340
New York Transportation Development Corp.:
RB, AMT, Laguardia Airport Term B Redevelopment Project, Series A, 5.00%, 07/01/34	500	556,675
RB, AMT, Laguardia Airport Term B Redevelopment Project, Series A, 5.00%, 07/01/41	1,470	1,610,679
Tompkins County Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, 5.00%, 07/01/44	385	417,710
Westchester County Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	335	359,246
Westchester County Local Development Corp., Refunding RB, Kendal on the Hudson Project, 5.00%, 01/01/34	1,080	1,170,504
Westchester Tobacco Asset Securitization, Refunding RB, Sub-Series C:
4.00%, 06/01/42	965	982,023
5.13%, 06/01/51	500	524,490

		16,042,657

North Carolina — 0.7%
North Carolina Department of Transportation, RB, AMT, Hot Lanes Project, Series 1-77, 5.00%, 06/30/54	115	125,304
North Carolina Housing Finance Agency, RB, 3.63%, 07/01/49	1,165	1,197,538
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 01/01/41	250	264,397
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(a)	250	258,495

		1,845,734

North Dakota — 0.4%
County of Cass, Refunding RB, Essentia Health Obligated Group Project, Series B, 5.25%, 02/15/58	855	974,811

Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, RB, Turbo, Asset-Backed, Senior, Series A-2:
5.13%, 06/01/24	255	246,746
5.75%, 06/01/34	200	194,324
5.88%, 06/01/47	1,775	1,738,417
Butler County Port Authority, RB, Storypoint Fairfield Project, 6.38%, 01/15/43(a)	435	460,413
County of Franklin, RB, OPRS Communities Obligation Group Project, Series 2013A, 6.13%, 07/01/40	585	641,897
County of Hamilton, RB, Improvement, Life Enriching Community Project, 5.00%, 01/01/46	190	206,521
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	380	405,863

Security	Par (000)	Value

Ohio (continued)
Port of Greater Cincinnati Development Authority, RB, Colonial Village/Athens Garden Project, 5.00%, 12/01/40	$335	$251,796
State of Ohio, RB, AMT, Portsmouth Bypass Project, 5.00%, 06/30/53	370	401,154

		4,547,131

Oklahoma — 2.1%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	1,250	1,449,537
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	975	1,137,640
5.25%, 08/15/43	875	1,032,544
Tulsa Airports Improvement Trust, Refunding RB, AMT, American Airlines Project, 5.00%, 06/01/35(c)	615	685,313
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	965	1,080,443

		5,385,477

Oregon — 0.4%
Clackamas County School District No. 12 North Clackamas, GO, Series A, 0.00%, 06/15/38(b)	275	132,514
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront Project, 5.50%, 10/01/49	150	163,885
Oregon Facilities Authority, RB, Howard Street Charter School Project, Series A, 5.25%, 06/15/55(a)	305	309,883
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A, 5.38%, 07/01/45	80	85,250
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community Project, Series 2016A, 5.00%, 11/15/36	300	333,507

		1,025,039

Pennsylvania — 4.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	295	323,175
Lancaster County Hospital Authority, Refunding RB, St. Anne’s Retirement Community Project, 5.00%, 04/01/33	250	262,642
Montgomery County Higher Education & Health Authority, Refunding RB, Thomas Jefferson University Project, Series A, 4.00%, 09/01/49	1,255	1,350,280
Montgomery County IDA:
Refunding RB, Albert Einstein Healthcare Project, 5.25%, 01/15/45	500	549,960
Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	170	174,173
Moon IDA, Refunding RB, Baptist Homes Society Project, 6.00%, 07/01/45	250	271,170
Northampton County IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	110	125,557

Pennsylvania Economic Development Financing Authority:
RB, AMT, The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 06/30/42	1,625	1,813,890

6

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Refunding RB, AMT, National Gypson Co. Project, 5.50%, 11/01/44	$500	$531,835
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Widener University Project, 5.00%, 07/15/38	250	270,720
Pennsylvania Housing Finance Agency, RB, AMT, State Single Family Housing Project:
3.40%, 10/01/49	1,815	1,825,218
Series 123B, 4.00%, 10/01/42	1,170	1,229,705
Pennsylvania Turnpike Commission:
RB, Series B, 5.25%, 12/01/44	1,000	1,135,080
RB, Sub-Series A, 5.50%, 12/01/42	660	782,364
Philadelphia Authority for Industrial Development, Refunding RB, First Series 2015, 5.00%, 04/01/45	500	571,900
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Project, Series A, 5.63%, 07/01/42	130	139,948

		11,357,617

Puerto Rico — 5.0%
Children’s Trust Fund, Refunding RB, Asset-Backed:
5.50%, 05/15/39	160	162,334
5.63%, 05/15/43	375	380,468
Commonwealth of Puerto Rico:
GO, Refunding, Series A, 8.00%, 07/01/35(d)(e)	270	141,750
GO, Refunding, Series A, 5.50%, 07/01/39(d)(e)	400	233,706
GO, Series A, 6.00%, 07/01/38(d)(e)	160	120,629
GO, Series B, 5.25%, 07/01/17(d)(e)	30	22,618
Puerto Rico Commonwealth Aqueduct & Sewer Authority:
RB, Senior Lien, Series A, 5.00%, 07/01/33	110	110,133
RB, Senior Lien, Series A, 5.13%, 07/01/37	85	85,313
RB, Senior Lien, Series A, 5.75%, 07/01/37	1,070	1,088,864
RB, Senior Lien, Series A, 5.25%, 07/01/42	360	361,786
Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	1,505	1,517,702
Refunding RB, Senior Lien, Series A, 6.00%, 07/01/44	485	489,093
Puerto Rico Electric Power Authority:
RB, Series 2013 A-RSA-1, 7.00%, 07/01/33(d)(e)	65	52,286
RB, Series 2013 A-RSA-1, 7.00%, 07/01/43(d)(e)	65	52,286
RB, Series AAA-RSA-1, 5.25%, 07/01/28(d)(e)	115	90,049
RB, Series AAA-RSA-1, 5.25%, 07/01/29(d)(e)	40	31,321
RB, Series A-RSA-1, 5.00%, 07/01/29 (d)(e)	385	301,469
RB, Series A-RSA-1, 5.00%, 07/01/42 (d)(e)	470	368,027
RB, Series TT-RSA-1, 5.00%, 07/01/25(d)(e)	45	35,237
RB, Series TT-RSA-1, 5.00%, 07/01/26(d)(e)	190	148,777
RB, Series TT-RSA-1, 5.00%, 07/01/32(d)(e)	80	62,643

Security	Par (000)	Value

Puerto Rico (continued)
RB, Series WW-RSA-1, 5.38%, 07/01/24(d)(e)	$65	$50,897
RB, Series WW-RSA-1, 5.50%, 07/01/38(d)(e)	90	70,473
RB, Series XX-RSA-1, 5.25%, 07/01/27(d)(e)	50	39,152
RB, Series XX-RSA-1, 5.25%, 07/01/40(d)(e)	150	117,455
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/24(d)(e)	150	117,455
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/28(d)(e)	75	58,728
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities Project, Series F, 5.25%, 07/01/24(d)(e)	100	85,625
Puerto Rico Sales Tax Financing Corp., RB:
Series A-1, 0.00%, 07/01/24(b)	28	23,916
Series A-1, 0.00%, 07/01/27(b)	47	36,118
Series A-1, 0.00%, 07/01/29(b)	77	53,857
Series A-1, 0.00%, 07/01/31(b)	91	56,860
Series A-1, 0.00%, 07/01/33(b)	132	73,499
Series A-1, 4.50%, 07/01/34	49	50,529
Series A-1, 0.00%, 07/01/46(b)	636	145,205
Series A-1, 0.00%, 07/01/51(b)	518	87,319
Series A-1, 4.75%, 07/01/53	1,674	1,629,656
Series A-1, 5.00%, 07/01/58	2,407	2,405,748
Series A-2, 4.55%, 07/01/40	777	749,479
Series A-2, 4.75%, 07/01/53	7	6,599
Series A-2, 5.00%, 07/01/58	1,249	1,207,034

		12,922,095

Rhode Island — 1.3%
Rhode Island Student Loan Authority, Refunding RB, AMT, Senior, Series A, 3.50%, 12/01/34	. 400	414,848
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	400	441,864
Series A, 5.00%, 06/01/40	600	652,254
Series B, 4.50%, 06/01/45	750	766,402
Series B, 5.00%, 06/01/50	1,040	1,087,393

		3,362,761

South Carolina — 3.3%
South Carolina Jobs EDA, Refunding RB:
Anmed Health Project, 5.00%, 02/01/36	1,045	1,196,076
Anmed Health Project, 5.00%, 02/01/38	1,000	1,139,800
Prisma Health Obligated Group Project, Series A, 5.00%, 05/01/43	730	856,465
Woodlands at Furman Project, 4.00%, 11/15/27	185	187,867
South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/55	500	569,225
South Carolina Public Service Authority:
RB, Obligations, Series A, 5.50%, 12/01/54	1,240	1,401,299
RB, Series E, 5.25%, 12/01/55	1,930	2,210,448
Refunding RB, Obligations, Series B, 4.00%, 12/01/56	200	210,360
Refunding RB, Obligations, Series C, 5.00%, 12/01/46	140	158,294
Refunding RB, Santee Cooper Project, Series B, 5.13%, 12/01/43	390	434,132
Refunding RB, Series A, 5.00%, 12/01/50	. 190	215,952

		8,579,918

7

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 2.3%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44	$250	$275,003
Franklin Health & Educational Facilities Board, Refunding RB, Provision Cares Proton Therapy Center Project, Series A, 7.50%, 06/01/47(a)	265	290,957
Knox County Health Educational & Housing Facility Board, Refunding RB, Facilities Board-University Health Project, 5.00%, 04/01/36	690	778,348
Memphis-Shelby County Industrial Development Board, Refunding Tax Allocation Bonds, Senior Tax Increment, Graceland Project:
5.50%, 07/01/37	360	396,893
5.63%, 01/01/46	470	508,996
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Authority, Refunding RB:
Lipscomb University Project, Series A, 4.00%, 10/01/49	220	227,995
Lipscomb University Project, Series A, 5.25%, 10/01/58	1,095	1,289,647
Trevecca Nazarene University Project, 5.00%, 10/01/48	1,800	2,014,794

		5,782,633

Texas — 4.7%
Arlington Higher Education Finance Corp., RB, Wayside Schools Project, Series A, 4.63%, 08/15/46	170	171,663
Bexar County Health Facilities Development Corp., Refunding RB, Army Retirement Residence Foundation Project, 5.00%, 07/15/26	410	477,921
Central Texas Regional Mobility Authority, RB, Senior Lien:
6.25%, 01/01/46	175	187,595
Series A, 5.00%, 01/01/45	500	560,730
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 08/15/37	200	223,676
5.00%, 08/15/42	250	276,700
City of Garland, Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	2,400	2,594,784
City of Houston Airport System:
RB, AMT, Series B-1, 5.00%, 07/15/35	100	111,027
Refunding RB, AMT, Series C, 5.00%, 07/15/20	140	144,438
Refunding RB, AMT, United Airlines, Inc. Project, 4.75%, 07/01/24	500	542,320
Refunding RB, AMT, United Airlines, Inc. Project, 5.00%, 07/01/29	500	555,250
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45	500	564,120
County of Hays, Special Assessment RB, La Cima Import District Project, 7.00%, 09/15/45	250	256,283
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc. Project, Series B, 4.75%, 11/01/42	465	482,298
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, Natgasoline Project, 4.63%, 10/01/31(a)	285	305,004
New Hope Cultural Education Facilities Corp, Refunding RB, Jubilee Academic Center Project, Series A, 4.00%, 08/15/26(a)	775	781,192

Security	Par (000)	Value

Texas (continued)
Newark Higher Education Finance Corp., RB:
Austin Achieve Public Schools, Inc. Project, 5.00%, 06/15/38	$125	$128,261
Christian Schools, Inc. Project, Series A, 5.50%, 08/15/35(a)	300	334,332
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	1,675	1,812,785
Series B, 5.00%, 01/01/40	250	273,785
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	250	271,212
Texas Transportation Commission, RB, First Tier Toll Revenue, State Highway No. 249 System Project, Series A:
0.00%, 08/01/40(b)	1,000	408,960
0.00%, 08/01/42(b)	655	239,029
5.00%, 08/01/57	315	361,604

		12,064,969

Utah — 0.4%
Utah Charter School Finance Authority RB:
Early Light Academy Project, 5.13%, 07/15/49(a)	545	549,763
Spectrum Academy Project, 6.00%, 04/15/45(a)	500	503,715

		1,053,478

Virginia — 2.1%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	120	128,375
5.13%, 03/01/31	230	249,092
Cherry Hill Community Development Authority, Special Assessment RB, Potomac Shores Project, 5.40%, 03/01/45(a)	250	263,078
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/51	810	915,000
Fairfax County EDA, RB, Vinson Hall LLC Project, Series A, 5.00%, 12/01/42	400	431,564
Lexington IDA, RB, Kendal at Lexington Project, Series A, 5.00%, 01/01/48	330	356,974
Lower Magnolia Green Community Development Authority, Special Assessment RB:
5.00%, 03/01/35(a)	240	250,774
5.00%, 03/01/45(a)	100	102,717
Norfolk Redevelopment & Housing Authority, RB, Norfolk Retirement Community Harbors Edge Project, Series A:
4.00%, 01/01/29	250	263,880
5.00%, 01/01/34	190	207,706
4.38%, 01/01/39	280	295,557
5.00%, 01/01/49	365	387,415
Tobacco Settlement Financing Corp., RB, Senior, Series B1, 5.00%, 06/01/47	1,215	1,214,988
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, 5.00%, 07/01/45(a)	250	262,870

		5,329,990

Washington — 1.4%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	250	258,550
King County Public Hospital District No. 4, GO, Refunding:
Improvement, Snoqualmie Valley Hospital Project, 7.00%, 12/01/40	200	207,882

8

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series A, 5.00%, 12/01/30	$200	$209,880
Port of Seattle RB, AMT, Series C, 5.00%, 04/01/40	250	279,605
Washington Housing Finance Commission, Refunding RB:
Horizon House Project, 5.00%, 01/01/43(a)	1,100	1,225,587
Horizon House Project, 5.00%, 01/01/48(a)	1,000	1,101,480
Skyline 1st Hill Project, 6.00%, 01/01/45(a)	210	217,287

		3,500,271

West Virginia — 0.2%
City of Martinsburg, RB, Kings Daughters Apartments Project, Series A-1, 4.63%, 12/01/43	430	447,854

Wisconsin — 1.5%
Public Finance Authority:
RB, Alabama Proton Theray Center Project, Series A, 6.25%, 10/01/31(a)	195	214,915
RB, Alabama Proton Theray Center Project, Series A, 7.00%, 10/01/47(a)	195	216,179
RB, Delray Beach Radiation Therapy Project, 6.85%, 11/01/46(a)	275	303,597
RB, Delray Beach Radiation Therapy Project, 7.00%, 11/01/46(a)	155	172,523
RB, Limited American Prep Academy Project, 5.38%, 07/15/47(a)	335	359,911
RB, Senior Minnesota College of Osteopathic Medicine Project, Series A-1, 5.50%, 12/01/48(a)	270	294,578
RB, Traders Point Christian Schools Project, Series A, 5.38%, 06/01/44(a)	245	251,588
RB, Traders Point Christian Schools Project, Series A, 5.50%, 06/01/54(a)	300	307,536
RB, Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	150	159,015
Refunding RB, AMT, Senior Obligation Group Project, Series B, 5.00%, 07/01/42	750	795,997
Refunding RB, Celanese Project, Series D, 4.05%, 11/01/30	100	105,646
Refunding RB, Wingate University Project, Series A, 5.25%, 10/01/48	435	487,531
Wisconsin Housing & EDA, RB, WHPC Madison Pool Project, Series A, 4.55%, 07/01/37	165	178,236

		3,847,252

Total Municipal Bonds — 93.1% (Cost: $226,413,107)		239,396,940

Municipal Bonds Transferred to Tender Option Bond Trusts — 6.1%(f)

Illinois — 0.7%
Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	660	758,138
Series C, 5.00%, 01/01/38	1,000	1,141,345

		1,899,483

Massachusetts — 0.4%
Massachusetts Housing Finance Agency, Refunding RB, AMT, Series A, 4.50%, 12/01/47	1,015	1,070,213

Security	Par (000)	Value

New York — 3.1%
City of New York Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45	$1,000	$1,051,501
New York City Housing Development Corp., Refunding RB, Sustainable Neighborhood Project, Series A-1, 4.15%, 11/01/38	1,550	1,672,497
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 03/15/36	3,330	3,927,469
Port Authority of New York & New Jersey Refunding, RB, 194th Series, 5.25%, 10/15/55	1,000	1,182,497

		7,833,964

North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,000	1,166,820
North Carolina Housing Finance Agency Home Ownership, RB, Series 39-B, 4.00%, 01/01/48	795	827,802

		1,994,622

Washington — 0.6%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45	1,340	1,544,847

West Virginia — 0.5%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(g)	1,215	1,294,418

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.1% (Cost: $14,607,240)		15,637,547

Total Long-Term Investments — 99.2% (Cost: $241,020,347)		255,034,487

Short-Term Securities — 2.9%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 1.64%(h)	7,495,597	7,495,597

Total Short-Term Securities — 2.9% (Cost: $7,495,453)		7,495,597

Total Investments — 102.1% (Cost: $248,515,800)		262,530,084

Other Assets Less Liabilities — 1.0%		2,643,904

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.2)%		(8,130,175)

Net Assets — 100.0%		$257,043,813

9

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series E Portfolio

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires June 1, 2026, is $635,092.

(h)	Annualized 7-day yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
U.S. Treasury Bonds (30 Year)	102	09/19/19	$15,871	$(270,347)
U.S. Treasury Notes (10 Year)	22	09/19/19	2,815	(43,347)
U.S. Treasury Notes (5 Year)	11	09/30/19	1,300	(8,134)

				$(321,828)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$—	$255,034,487	$—	$255,034,487
Short-Term Securities	7,495,597	—	—	7,495,597

	$7,495,597	$255,034,487	$—	$262,530,084

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(321,828)	$—	$—	$(321,828)

(a)	See above Schedule of Investments for values in each security type.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $8,085,000 are categorized as Level 2 within the disclosure hierarchy.

10

Schedule of Investments (unaudited) June 30, 2019	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 2.6%
American Express Credit Account Master Trust, Series 2019-2, Class A, 2.67%, 11/15/24	$1,525	$1,550,880
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.84%, 12/15/24	4,383	4,467,568
Ford Credit Auto Owner Trust, Series 2019-B, Class A4, 2.24%, 10/15/24	11,590	11,620,528
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 06/12/32(a)	1,374	1,372,788
Series 2017-SFR1, Class A, 2.77%, 08/17/34(a)	867	872,716
SMB Private Education Loan Trust, Series 2015-C, Class A3, (1 mo. LIBOR US + 1.950%), 4.34%, 08/16/32(a)(b)	1,000	1,025,130

Total Asset-Backed Securities — 2.6% (Cost: $20,832,933)		20,909,610

Non-Agency Mortgage-Backed Securities — 11.4%

Commercial Mortgage-Backed Securities — 10.8%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)	945	1,017,627
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/33(a)	3,920	4,110,706
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.36%, 04/10/29(a)	1,750	1,764,900
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	1,580	1,690,198
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/31(a)(c)	2,005	2,043,464
Commercial Mortgage Trust:
Series 2013-CR6, Class A3FL, (1 mo. LIBOR US + 0.630%), 3.04%, 03/10/46(a)(b)	695	692,457
Series 2014-LC15, Class A4, 4.01%, 04/10/47	2,025	2,161,380
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,215	1,293,697
Series 2015-LC23, Class ASB, 3.60%, 10/10/48	3,730	3,897,622
Series 2017-PANW, Class A, 3.24%, 10/10/29(a)	3,960	4,095,102
FRESB Mortgage Trust:
Series 2019-SB60, Class A10F, 3.31%, 01/25/29(c)	3,036	3,152,978
Series 2019-SB61, Class A10F, 3.17%, 01/25/29(c)	2,524	2,610,320
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)	910	1,046,400
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(a)(c)	669	675,153
IMT Trust, Series 2017-APTS, Class BFX, 3.61%, 06/15/34(a)(c)	2,425	2,507,694
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class ASB, 3.66%, 09/15/47	5,970	6,180,471
Series 2016-C1 ,Class ASB, 3.32%, 03/15/49	3,500	3,621,394
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.72%, 03/15/50(a)(c)	140	142,499

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2016-NINE, Class A, 2.85%, 10/06/38(a)(c)	$1,790	$1,819,121
Series 2019-COR5, Class A4, 3.39%, 06/13/52	1,110	1,163,262
LMREC, Inc., Series 2016-CRE2, Class A, (1 mo. LIBOR US + 1.700%), 4.10%, 11/24/31(a)(b)	360	361,651
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)	2,740	2,740,229
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.04%, 11/15/46	1,170	1,250,625
Series 2015-C23, Class A4, 3.72%, 07/15/50	3,005	3,196,712
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49	3,730	3,854,461
Series 2019-H6, Class A4, 3.42%, 06/15/52	431	451,369
RAIT Trust, Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 3.34%, 06/15/37(a)(b)	291	288,915
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	1,564	1,620,107
Series 2018-3, Class MA, 3.50%, 08/25/57	2,161	2,237,766
Series 2018-4, Class MA, 3.50%, 03/25/58	3,666	3,799,258
Series 2019-2, Class MA, 3.50%, 08/25/58	1,216	1,263,143
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class ASB, 3.57%, 09/15/58	3,845	4,006,547
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57	3,920	4,061,213
Series 2015-P2, Class AS, 4.01%, 12/15/48	1,605	1,713,743
WFRBS Commercial Mortgage Trust:
Series 2012-C8, Class AFL, (1 mo. LIBOR US + 1.000%), 3.39%, 08/15/45(a)(b)	2,624	2,633,350
Series 2014-C21, Class A4, 3.41%, 08/15/47	2,805	2,926,471
Series 2014-LC14, Class A4, 3.77%, 03/15/47	5,590	5,902,987

		87,994,992

Interest Only Commercial Mortgage-Backed Securities — 0.6%
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 1.04%, 10/10/47(c)	59,822	1,725,747
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.90%, 02/10/34(a)(c)	18,460	311,813
Series 2015-WEST, Class XA, 1.08%, 02/10/37(a)(c)	9,127	432,648
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.57%, 06/15/52(c)	13,161	1,649,273
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)(c)	130,178	257,322
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.23%, 04/10/47(c)	662	23,312
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, 0.92%, 05/15/51(c)	8,748	469,150

		4,869,265

Total Non-Agency Mortgage-Backed Securities — 11.4% (Cost: $91,568,937)		92,864,257

1

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities — 156.9%

Collateralized Mortgage Obligations — 3.3%
Fannie Mae:
Series 2010-134, Class KZ, 4.50%, 12/25/40	$1,351	$1,457,109
Series 2010-141, Class LZ, 4.50%, 12/25/40	1,145	1,231,170
Series 2011-8, Class ZA, 4.00%, 02/25/41	2,413	2,544,971
Series 2011-131, Class LZ, 4.50%, 12/25/41	719	777,975
Series 2013-81, Class YK, 4.00%, 08/25/43	200	224,503
Series 2017-76, Class PB, 3.00%, 10/25/57	900	883,141
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.233%), 4.43%, 05/25/48(b)	3,754	4,141,235
Series 2019-1, Class AF, (1 mo. LIBOR US + 0.500%), 2.90%, 02/25/49(b)	2,176	2,175,157
Freddie Mac:
Series 3745, Class ZA, 4.00%, 10/15/40	325	359,720
Series 3780, Class ZA, 4.00%, 12/15/40	614	684,451
Series 3960, Class PL, 4.00%, 11/15/41	900	987,153
Series 4384, Class LB, 3.50%, 08/15/43	1,400	1,470,846
Ginnie Mae:
Series 2014-107, Class WX, 6.81%, 07/20/39(c)	884	1,014,401
Series 2016-123, Class LM, 3.00%, 09/20/46	600	613,401
Series 2018-164, Class AF, (1 mo. LIBOR US + 0.400%), 2.78%, 12/20/48(b)	6,769	6,768,562
Series 2019-5, Class P, 3.50%, 07/20/48	1,993	2,050,136

		27,383,931

Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae, Series 2019-M1, Class A2, 3.67%, 09/25/28(c)	1,631	1,767,155

Interest Only Collateralized Mortgage Obligations — 1.4%
Fannie Mae:
Series 2011-100, Class S, (1 mo. LIBOR US + 6.450%), 4.05%, 10/25/41(b)	1,200	186,223
Series 2013-10, Class PI, 3.00%, 02/25/43	2,349	196,613
Series 2014-68, Class YI, 4.50%, 11/25/44	1,211	217,629
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.250%), 3.85%, 09/25/45(b)	6,080	1,010,495
Series 2016-60, Class SD, (1 mo. LIBOR US + 6.100%), 3.70%, 09/25/46(b)	2,825	480,163
Series 2016-78, Class CS, (1 mo. LIBOR US + 6.100%), 3.70%, 05/25/39(b)	3,625	604,953
Series 2016-81, Class CS, (1 mo. LIBOR US + 6.100%), 3.70%, 11/25/46(b)	5,212	836,465
Series 2017-38, Class S, (1 mo. LIBOR US + 6.100%), 3.70%, 05/25/47(b)	4,680	935,969
Series 2017-68, Class IE, 4.50%, 09/25/47	3,770	644,706
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.150%), 3.75%, 09/25/47(b)	3,014	605,622
Series 2018-21, Class IO, 3.00%, 04/25/48	7,967	1,226,566
Series 2018-63, Class IO, 3.00%, 09/25/48	3,198	501,631
Series 2019-25, Class SA, 3.65%, 06/25/49(b)	7,308	1,399,533
Freddie Mac:
Series 4062, Class GI, 4.00%, 02/15/41	771	73,865
Series-4611, Class BS, (1 mo. LIBOR US + 6.100%), 3.71%, 06/15/41(b)	4,765	791,112
Series 4791, Class LI, 3.00%, 05/15/48	2,797	375,338
Ginnie Mae:
Series 2014-113, Class NI, 5.00%, 07/20/44	891	170,096
Series 2017-139, Class IB, 4.50%, 09/20/47	2,718	433,801
Series 2017-144, Class DI, 4.50%, 09/20/47	1,978	314,423

Security	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
Series 2018-89, Class CI, 5.00%, 12/20/47	$1,685	$325,711

		11,330,914

Interest Only Commercial Mortgage-Backed Securities — 2.8%
Ginnie Mae:
Series 2013-63, Class IO, 0.79%, 09/16/51(c)	22,055	1,173,908
Series 2016-45, Class IO, 1.01%, 02/16/58(c)	26,030	1,878,234
Series 2016-67, Class IO, 1.17%, 07/16/57(c)	19,862	1,592,312
Series 2016-105, Class IO, 1.06%, 10/16/57(c)	19,941	1,563,329
Series 2016-119, Class IO, 1.12%, 04/16/58(c)	38,697	3,010,921
Series 2016-128, Class IO, 0.95%, 09/16/56(c)	24,143	1,807,265
Series 2016-151, Class IO, 1.09%, 06/16/58(c)	52,665	4,165,698
Series 2016-175, Class IO, 0.92%, 09/16/58(c)	28,530	2,091,931
Series 2017-53, Class IO, 0.69%, 11/16/56(c)	17,118	988,891
Series 2017-61, Class IO, 0.77%, 05/16/59(c)	4,214	297,482
Series 2017-64, Class IO, 0.72%, 11/16/57(c)	38,995	2,563,283
Series 2017-171, Class IO, 0.70%, 09/16/59(c)	26,382	1,681,370

		22,814,624

Mortgage-Backed Securities — 149.2%
Fannie Mae Mortgage-Backed Securities:
2.00%, 10/01/31-03/01/32	3,073	3,043,119
2.50%, 09/01/27-07/01/34(d)	24,016	24,206,967
3.00%, 04/01/28-07/01/49(d)	227,885	231,304,991
3.13%, 09/01/27	1,677	1,762,671
3.16%, 03/01/27	2,570	2,697,892
3.50%, 03/01/29-07/01/49(d)	382,841	393,941,837
4.00%, 02/01/31-07/01/49(d)	116,157	122,131,260
4.50%, 05/01/24-07/01/49(d)	134,156	141,537,700
5.00%, 02/01/35-07/01/49(d)	18,867	20,162,618
5.50%, 05/01/34-05/01/44	6,215	6,891,976
6.00%, 02/01/38-07/01/41	3,853	4,366,812
6.50%, 05/01/36-01/01/38	51	58,067
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/30-04/01/31	4,196	4,231,709
3.00%, 09/01/27-11/01/48	30,683	31,243,719
3.50%, 09/01/30-07/01/49(d)	50,517	52,249,058
4.00%, 08/01/40-07/01/49(d)	66,891	69,956,813
4.50%, 04/01/20-07/01/49(d)	16,790	17,756,714
5.00%, 05/01/28-07/01/49(d)	17,007	17,904,820
5.50%, 01/01/28-06/01/41	1,681	1,846,806
6.00%, 08/01/28-11/01/39	636	720,102
Ginnie Mae Mortgage-Backed Securities:
2.50%, 07/15/49(d)	1,960	1,971,828
2.75%, 08/16/31	824	833,807
3.00%, 05/16/35-12/20/46	35,664	36,513,182
3.50%, 01/15/42-10/20/46	7,058	7,324,397
4.00%, 04/20/39-10/20/46	5,964	6,306,859
4.50%, 09/20/39-07/20/48	15,670	16,596,139
5.00%, 07/15/33-07/20/44	1,980	2,162,148
5.50%, 07/15/38-12/20/41	971	1,080,755

		1,220,804,766

Total U.S. Government Sponsored Agency Securities — 156.9% (Cost: $1,270,799,904)		1,284,101,390

2

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 1.0%
U.S. Treasury Inflation Indexed Notes, 0.50%, 04/15/24	$8,457	$8,562,078

Total U.S. Treasury Obligations — 1.0% (Cost: $8,480,137)		8,562,078

Total Long-Term Investments — 171.9% (Cost: $1,391,681,911)		1,406,437,335

	Shares

Short-Term Securities — 2.0%

Money Market Fund — 0.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 2.10%(e)	5,401,646	5,401,646

	Par (000)

U.S. Treasury Obligations — 3.3%
U.S. Treasury Bills:
2.16%, 7/09/19(f)	22,563	22,553,298
2.18%, 7/16/19(f)	436	435,628
2.06%, 7/23/19(f)	4,195	4,189,706

Total U.S. Treasury Obligations — 3.3% (Cost: $27,177,510)		27,178,632

Total Short-Term Securities — 4.0% (Cost: $32,579,156)		32,580,278

Total Investments Before TBA Commitments — 175.9% (Cost: $1,424,261,067)		1,439,017,613

Security	Par (000)	Value

TBA Sale Commitments — (42.0)%(d)

Mortgage-Backed Securities — (42.0)%
Fannie Mae Mortgage-Backed Securities:
2.50%, 07/01/34	$(1,220)	$(1,228,554)
3.00%, 07/01/49	(82,924)	(84,043,839)
3.50%, 07/01/34 - 07/01/49	(132,426)	(135,408,666)
4.00%, 07/01/49	(3,657)	(3,779,638)
4.50%, 07/01/49	(56,624)	(59,169,317)
5.00%, 07/01/49	(8,214)	(8,682,615)
5.50%, 07/01/49	(1,637)	(1,746,011)
6.00%, 07/01/49	(600)	(657,000)
Freddie Mac Mortgage-Backed Securities, 5.00%, 07/01/49	(7,116)	(7,438,583)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 07/15/49	(38,987)	(40,273,875)
4.00%, 07/15/49	(843)	(873,888)

Total TBA Sale Commitments — (42.0)% (Proceeds: $342,264,419)		(343,301,986)

Options Written — 0.0% (Premiums Received: $155,144)		(370,876)

Total Investments Net of TBA Sale Commitments — 133.9% (Cost: $1,081,841,504)		1,095,344,751

Liabilities in Excess of Other Assets — (33.9)%		(277,096,325)

Net Assets — 100.0%		$818,248,426

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Represents or includes a TBA transaction.
(e)	Annualized 7-day yield as of period end.
(f)	Rates are discount rates or a range of discount rates as of period end.

3

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series M Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Ultra Treasury Bonds	6	09/19/19	$1,065	$6,179

				6,179

Short Contracts
Euro Dollar	25	09/16/19	6,125	(35,996)
U.S. Treasury Bonds (30 Year)	21	09/19/19	3,267	(33,288)
U.S. Treasury Notes (10 Year)	169	09/19/19	21,627	(17,293)
U.S. Ultra Treasury Notes (10 Year)	21	09/19/19	2,901	(52,922)
U.S. Treasury Notes (2 Year)	108	09/30/19	23,239	(37,113)
U.S. Treasury Notes (5 Year)	275	09/30/19	32,493	(274,601)
Euro Dollar	194	12/16/19	47,574	(266,129)
Euro Dollar	25	03/16/20	6,143	(42,970)
Euro Dollar	25	06/15/20	6,149	(44,059)
Euro Dollar	25	09/14/20	6,153	(49,396)
Euro Dollar	25	12/14/20	6,153	(34,472)
Euro Dollar	25	03/15/21	6,154	(25,310)
Euro Dollar	25	06/14/21	6,153	4,585

				(908,964)

				$(902,785)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
Euro Dollar 90-Day	195	12/16/19	$98.25	$47,556	$(51,188)
Euro Dollar 90-Day	330	03/16/20	98	81,089	(319,688)

					$(370,876)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Recieved)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1.68%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	06/24/22	$15,500	$28,578	$181	$28,397
1.72%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	06/26/22	$4,400	2,655	51	2,604
2.50%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	01/29/23	$36,309	(1,190,199)	479	(1,190,678)
2.71%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	02/06/23	$36,607	(1,498,361)	483	(1,498,844)

						$(2,657,327)	$1,194	$(2,658,521)

4

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series M Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	$4,174	$131,741	$213,601	$(81,860)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	$3,976	125,468	193,930	(68,462)

						$257,209	$407,531	$(150,322)

OTC Credit Default Swaps — Sell Protection

Reference Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	$8,000	$(260,633)	$(977,954)	$717,321
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	BBB-	$4,398	(138,782)	(326,106)	187,324
CMBX.NA.10.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	$3,752	(118,426)	(280,435)	162,009
CMBX.NA.12.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	08/17/61	BBB-	$4,010	(244,211)	(340,633)	96,422

							$(762,052)	$(1,925,128)	$1,163,076

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

5

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series M Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$—	$1,406,437,335	$—	$1,406,437,335
Short-Term Securities	5,401,646	27,178,632	—	32,580,278
Liabilities:
TBA Sale Commitments	—	(343,301,986)	—	(343,301,986)

	$5,401,646	$1,090,313,981	$—	$1,095,715,627

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$1,163,076	$—	$1,163,076
Interest rate contracts	10,764	31,001	—	41,765
Liabilities:
Credit contracts	—	(150,322)	—	(150,322)
Interest rate contracts	(1,284,425)	(2,689,522)	—	(3,973,947)

	$(1,273,661)	$(1,645,767)	$—	$(2,919,428)

(a)	See above Schedule of Investments for values in each security type.
(b)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

6

Schedule of Investments (unaudited) June 30, 2019	BATS: Series P Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies — 29.9%
BlackRock Allocation Target Shares: Series S Portfolio(a)	1,444,337	$13,880,074

Security	Value

Total Affiliated Investment Companies — 29.9% (Cost: $13,932,632)	$13,880,074

Other Assets Less Liabilities — 70.1%	32,479,573

Net Assets — 100.0%	$46,359,647

(a)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Allocation Target Shares: Series S Portfolio	1,636,625	—	192,288	1,444,337	$13,880,074	$110,248	$(50,518)	$208,872

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Treasury Notes (10 Year)	137	09/19/19	$17,532	$254,760
U.S. Treasury Notes (2 Year)	73	09/30/19	15,708	107,522
U.S. Treasury Notes (5 Year)	40	09/30/19	4,726	25,980

				388,262

Short Contracts
U.S. Ultra Treasury Notes (10 Year)	20	09/19/19	2,763	(27,371)

				$360,891

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Recieved)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

2.91%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	N/A		12/17/20	$35,000	$(521,305)	$412	$(521,717)
3.11%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	N/A		05/21/25	$14,320	(1,066,678)	195	(1,066,873)
3-month LIBOR,
2.32%	Quarterly	1.88%	Semi-annual	09/30/19	(a)	04/30/26	$5,450	24,894	76	24,818
2.23%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	N/A		04/24/27	$26,460	(672,047)	383	(672,430)
2.27%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	N/A		05/18/27	$6,500	(187,609)	94	(187,703)
2.23%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	N/A		08/11/27	$3,850	(119,339)	61	(119,400)
2.90%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	N/A		11/15/27	$11,152	(880,582)	(691)	(879,891)
3.18%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	N/A		05/21/28	$7,500	(783,706)	111	(783,817)

								$(4,206,372)	$641	$(4,207,013)

(a)	Forward swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

1

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series P Portfolio

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$13,880,074	$—	$—	$13,880,074

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$388,262	$24,818	$—	$413,080
Liabilities:
Interest rate contracts	(27,371)	(4,231,831)	—	(4,259,202)

	$360,891	$(4,207,013)	$—	$(3,846,122)

(a)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

2

Schedule of Investments (unaudited) June 30, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 37.4%
American Express Credit Account Master Trust:
Series 2018-5, Class A, (1 mo. LIBOR US + 0.340%), 2.73%, 12/15/25(a)	$3,390	$3,387,963
Series 2019-1, Class A, 2.87%, 10/15/24	2,770	2,831,335
Series 2019-2, Class A, 2.67%, 11/15/24	7,935	8,069,663
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3, 1.46%, 05/10/21	103	103,057
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 05/15/48(b)	84	83,228
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 02/16/21	79	78,517
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 06/15/28(b)	269	268,174
Citibank Credit Card Issuance Trust:
Series 2017-A7, Class A7, (1 mo. LIBOR US + 0.370%), 2.73%, 08/08/24(a)	4,000	4,009,190
Series 2018-A4, Class A4, (1 mo. LIBOR US + 0.340%), 2.70%, 06/07/25(a)	500	499,200
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 08/15/21	240	239,204
Series 2019-B, Class A3, 2.52%, 08/15/24	2,500	2,529,791
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.15%, 04/15/24(b)	373	372,944
Discover Card Execution Notes Trust:
Series 2016-A4, Class A4, 1.39%, 03/15/22	300	299,361
Series 2017-A2, Class A2, 2.39%, 07/15/24	2,125	2,144,953
Series 2019-A1, Class A1, 3.04%, 07/15/24	4,030	4,127,810
Enterprise Fleet Financing LLC:
Series 2016-2, Class A2, 1.74%, 02/22/22(b)	76	75,884
Series 2016-2, Class A3, 2.04%, 02/22/22(b)	530	528,621
Series 2017-1, Class A2, 2.13%, 07/20/22(b)	80	79,956
Series 2017-1, Class A3, 2.60%, 07/20/22(b)	210	210,504
Series 2019-1, Class A2, 2.98%, 10/22/24(b)	2,000	2,023,088
Ford Credit Auto Owner Trust, Series 2018-B, Class A3, 3.24%, 04/15/23	1,157	1,179,894
GM Financial Automobile Leasing Trust, Series 2019-2, Class A2A, 2.67%, 06/21/21	2,000	2,007,224
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A, 2.70%, 04/15/24(b)	1,850	1,871,379
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (1 mo. LIBOR US + 1.550%), 3.94%, 03/15/27(a)(b)	610	608,156
Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, 01/18/23	640	635,739
Hyundai Auto Receivables Trust, Series 2018-B, Class A3, 3.20%, 12/15/22	1,680	1,710,943
Hyundai Floorplan Master Owner Trust, Series 2019-1, Class A, 2.68%, 04/15/24(b)	2,000	2,022,029
Mercedes-Benz Master Owner Trust, Series 2019-BA, Class A, 2.61%, 05/15/24(b)	1,750	1,768,135
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 04/25/57(b)(c)	554	553,454
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 02/15/68(b)	780	796,603

Security	Par (000)	Value
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.90%, 10/16/23	$3,500	$3,562,081
PFS Financing Corp., Series 2016-BA, Class A, 1.87%, 10/15/21(b)	190	189,594
Santander Drive Auto Receivables Trust, Series 2019-2, Class A3, 2.59%, 05/15/23	2,810	2,825,565
SLM Private Education Loan Trust, Series 2011-A, Class A3, (1 mo. LIBOR US + 2.500%), 4.89%, 01/15/43(a)(b)	1,228	1,235,678
SLM Student Loan Trust, Series 2013-4, Class A, (1 mo. LIBOR US + 0.550%), 2.95%, 06/25/43(a)	291	287,529
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%, 02/17/32(b)	539	537,488
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, (1 mo. LIBOR US + 1.200%), 3.60%, 03/25/33(a)(b)	507	507,946
Series 2015-B, Class A2, 2.51%, 09/27/32(b)	624	625,999
Series 2015-D, Class A2, 2.72%, 10/27/36(b)	337	338,348
Series 2016-A, Class A2, 2.76%, 12/26/36(b)	1,094	1,100,675
Series 2016-C, Class A2B, 2.36%, 12/27/32(b)	121	120,861
Series 2016-D, Class A2B, 2.34%, 04/25/33(b)	111	110,514
Series 2016-E, Class A2B, 2.49%, 01/25/36(b)	408	408,708
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25%, 04/25/56(b)(c)	352	350,354
Toyota Auto Receivables Owner Trust:
Series 2019-A, Class A3, 2.91%, 07/17/23	3,400	3,450,810
Series 2019-B, Class A3, 2.57%, 08/15/23	2,880	2,914,001

Total Asset-Backed Securities — 37.4% (Cost: $63,227,215)		63,682,150

Capital Trusts — 0.1%

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 07/01/20	110	109,842

Total Capital Trusts — 0.1% (Cost: $110,037)		109,842

Corporate Bonds — 58.5%

Aerospace & Defense — 1.8%
L3 Technologies, Inc., 4.40%, 06/15/28	205	223,881
Lockheed Martin Corp., 2.50%, 11/23/20	400	401,573
Northrop Grumman Corp., 2.55%, 10/15/22	740	741,540
United Technologies Corp.:
1.90%, 05/04/20	115	114,629
3.35%, 08/16/21	235	240,191
3.10%, 06/01/22	200	204,614
3.65%, 08/16/23(d)	1,075	1,125,838

		3,052,266

Airlines — 0.5%
Delta Air Lines, Inc.:
2.88%, 03/13/20	133	133,162

1

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
3.63%, 03/15/22	$625	$635,667
Virgin Australia Trust, Series 2013-1A, 5.00%, 04/23/25(b)	129	132,910

		901,739

Automobiles — 1.3%
BMW U.S. Capital LLC, 3.10%, 04/12/21(b)	205	207,399
Daimler Finance North America LLC:
1.50%, 07/05/19(d)	1,600	1,599,824
3.35%, 05/04/21(b)	150	152,110
Volkswagen Group of America Finance LLC, 2.40%, 05/22/20(b)	315	314,308

		2,273,641

Banks — 13.8%
ANZ New Zealand International Ltd., 2.88%, 01/25/22(b)	615	622,113
Bank of America Corp.:
3.30%, 01/11/23(d)	545	561,773
(3 mo. LIBOR US + 1.021%), 2.88%, 04/24/23(d)(e)	2,440	2,465,490
Bank of Montreal:
2.10%, 12/12/19	325	324,637
2.50%, 06/28/24	300	300,058
Barclays PLC, (3 mo. LIBOR US + 1.400%), 4.61%, 02/15/23(e)	435	450,085
BB&T Corp., 3.20%, 09/03/21	270	274,831
BNP Paribas SA, 3.80%, 01/10/24(b)	485	503,528
Canadian Imperial Bank of Commerce, 2.35%, 07/27/22(b)	800	808,558
Citigroup, Inc.:
2.90%, 12/08/21(d)	755	762,830
2.75%, 04/25/22	30	30,275
(3 mo. LIBOR US + 0.722%), 3.14%, 01/24/23(e)	35	35,598
(3 mo. LIBOR US + 0.950%), 2.88%, 07/24/23(e)	100	101,290
Citizens Bank N.A.:
2.45%, 12/04/19(d)	700	699,962
3.25%, 02/14/22	250	254,852
Citizens Financial Group, Inc., 2.38%, 07/28/21	335	334,747
Commonwealth Bank of Australia:
2.25%, 03/10/20(b)	600	599,775
2.75%, 03/10/22(b)	400	404,374
Discover Bank, 3.35%, 02/06/23	250	255,846
DNB Boligkreditt AS, 3.25%, 06/28/23(b)	850	885,464
Fifth Third Bancorp, 2.60%, 06/15/22	400	402,750
HSBC Holdings PLC, (3 mo. LIBOR US + 1.055%), 3.26%, 03/13/23(e)	465	473,641
Huntington Bancshares, Inc., 2.30%, 01/14/22(d)	700	700,009
ING Groep NV, 4.10%, 10/02/23	325	343,324
JPMorgan Chase & Co.:
(3 mo. LIBOR US + 0.610%), 3.01%, 06/18/22(a)(d)	810	811,402
(3 mo. LIBOR US + 0.935%), 2.78%, 04/25/23(d)(e)	905	913,840
2.70%, 05/18/23(d)	500	505,126
(3 mo. LIBOR US + 0.890%), 3.80%, 07/23/24(e)	305	319,871
JPMorgan Chase Bank N.A., (3 mo. LIBOR US + 0.280%), 2.60%, 02/01/21(d)(e)	1,005	1,006,104
Lloyds Bank PLC, 2.70%, 08/17/20	550	552,093
Lloyds Banking Group PLC, 3.00%, 01/11/22	420	424,444
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21	291	293,803
3.54%, 07/26/21	75	76,687
Royal Bank of Scotland Group PLC, 3.88%, 09/12/23	305	312,945

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA, Inc., 3.70%, 03/28/22	$210	$215,094
Santander UK PLC, 2.13%, 11/03/20	755	751,270
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/21	375	375,534
2.85%, 01/11/22	605	611,669
SunTrust Bank, 2.45%, 08/01/22(d)	1,000	1,003,001
Svenska Handelsbanken AB, 3.35%, 05/24/21	600	611,167
Swedbank AB, 2.20%, 03/04/20(b)	610	608,806
Wells Fargo & Co.:
3.07%, 01/24/23	1,295	1,315,162
3.75%, 01/24/24	220	231,299

		23,535,127

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	205	232,717
Keurig Dr Pepper, Inc., 4.60%, 05/25/28	50	54,740

		287,457

Biotechnology — 0.7%
AbbVie, Inc.:
2.50%, 05/14/20(d)	545	544,948
3.75%, 11/14/23	420	437,275
Celgene Corp., 2.75%, 02/15/23	35	35,311
Gilead Sciences, Inc., 3.70%, 04/01/24	130	137,926

		1,155,460

Capital Markets — 3.5%
Bank of New York Mellon Corp.:
2.15%, 02/24/20	175	174,807
(3 mo. LIBOR US + 0.634%), 2.66%, 05/16/23(e)	400	403,242
Credit Suisse Group AG, 3.57%, 01/09/23(b)	625	638,098
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	525	529,061
Deutsche Bank AG, 4.25%, 02/04/21	370	373,269
Goldman Sachs Group, Inc., 3.00%, 04/26/22 (d).	875	883,367
Morgan Stanley:
2.63%, 11/17/21(d)	750	754,538
2.75%, 05/19/22	460	464,826
3.13%, 01/23/23	170	173,836
Siemens Financieringsmaatschappij NV, 2.70%, 03/16/22(b)	655	661,875
UBS Group Funding Switzerland AG:
2.65%, 02/01/22(b)	200	200,993
3.49%, 05/23/23(b)	765	784,260

		6,042,172

Chemicals — 0.7%
Air Liquide Finance SA, 1.75%, 09/27/21(b)	200	197,572
Sherwin-Williams Co., 2.25%, 05/15/20(d)	1,000	998,197

		1,195,769

Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 2.88%, 01/20/22(b)	195	196,385
Waste Management, Inc., 2.95%, 06/15/24	100	103,077

		299,462

Consumer Finance — 4.6%
American Express Co., 2.50%, 08/01/22	425	427,698
Capital One N.A., 2.25%, 09/13/21(d)	500	498,316
ERAC USA Finance LLC, 2.60%, 12/01/21(b)	350	350,860
Ford Motor Credit Co. LLC:
2.68%, 01/09/20(d)	510	509,689
8.13%, 01/15/20(d)	700	719,818
2.43%, 06/12/20	200	199,241
General Motors Financial Co., Inc.:
4.20%, 03/01/21	285	291,325

2

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
3.20%, 07/06/21(d)	$1,895	$1,911,638
3.25%, 01/05/23	405	406,470
Nissan Motor Acceptance Corp.:
2.25%, 01/13/20(b)(d)	1,135	1,132,904
2.15%, 07/13/20(b)	340	338,593
3.88%, 09/21/23(b)(d)	550	570,362
Synchrony Financial, 3.00%, 08/15/19	490	490,073

		7,846,987

Containers & Packaging — 0.0%
WRKCo, Inc., 3.75%, 03/15/25	70	72,625

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.95%, 02/01/22	900	925,964
3.50%, 05/26/22	170	173,150
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(b)	295	290,852
GE Capital International Funding Co., 2.34%, 11/15/20(d)	570	567,294
Hyundai Capital America, 2.55%, 04/03/20(b)	215	215,269

		2,172,529

Diversified Telecommunication Services — 0.7%
AT&T Inc.:
3.20%, 03/01/22	50	51,064
3.80%, 03/15/22(d)	285	295,670
3.60%, 02/17/23(d)	400	415,176
Verizon Communications, Inc.:
3.38%, 02/15/25	167	174,312
3.88%, 02/08/29	195	209,162

		1,145,384

Electric Utilities — 1.4%
American Electric Power Co., Inc.:
2.15%, 11/13/20	305	304,322
3.65%, 12/01/21	275	283,615
2.95%, 12/15/22	130	131,996
Duke Energy Corp., 3.95%, 10/15/23(d)	590	622,652
Exelon Corp., 2.45%, 04/15/21	255	254,928
FirstEnergy Corp., 2.85%, 07/15/22	159	160,949
Georgia Power Co., 2.00%, 09/08/20(d)	525	522,038
ITC Holdings Corp., 2.70%, 11/15/22	85	85,423

		2,365,923

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.20%, 04/01/20	290	289,387

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22	225	227,422

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.:
3.45%, 09/15/21	200	204,299
2.25%, 01/15/22	140	139,246
3.50%, 01/31/23	150	154,850
Crown Castle International Corp., 3.20%, 09/01/24	385	393,161
Realty Income Corp., 3.25%, 10/15/22	265	271,883

		1,163,439

Food & Staples Retailing — 1.1%
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(b)	350	350,690
CVS Health Corp.:
2.75%, 12/01/22	900	902,937
4.30%, 03/25/28	300	316,343
Lowe’s Cos, Inc., 3.65%, 04/05/29	220	229,709

		1,799,679

Security	Par (000)	Value

Food Products — 1.0%
Conagra Brands, Inc., (3 mo. LIBOR US + 0.750%), 3.34%, 10/22/20(a)	$485	$485,077
General Mills, Inc., 3.70%, 10/17/23	75	78,631
Tyson Foods, Inc.:
2.25%, 08/23/21	165	164,549
3.90%, 09/28/23	115	121,183
Wm. Wrigley Jr. Co.:
2.90%, 10/21/19(b)	195	195,166
3.38%, 10/21/20(b)(d)	595	603,135

		1,647,741

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories:, 2.90%, 11/30/21	300	304,971
Becton Dickinson and Co., 2.40%, 06/05/20	280	279,788

		584,759

Health Care Providers & Services — 0.4%
Anthem, Inc., 2.95%, 12/01/22	50	50,713
UnitedHealth Group, Inc., 2.13%, 03/15/21(d)	590	588,902

		639,615

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp., 3.95%, 10/15/20(d)	600	612,087
Marriott International, Inc., 3.13%, 10/15/21(d)	1,005	1,017,749

		1,629,836

Industrial Conglomerates — 0.1%
Roper Technologies, Inc., 2.80%, 12/15/21	130	130,856

Insurance — 0.7%
Aon PLC, 2.80%, 03/15/21(d)	560	563,909
Hartford Financial Services Group, Inc., 5.13%, 04/15/22	235	251,945
New York Life Global Funding, 2.00%, 04/13/21(b)	230	229,273
Pricoa Global Funding I, 2.45%, 09/21/22(b)	170	170,576

		1,215,703

Internet Software & Services — 0.2%
Baidu, Inc., 2.88%, 07/06/22	300	300,314

IT Services — 1.7%
Fidelity National Information Services, Inc., 3.63%, 10/15/20(d)	985	999,550
Fiserv, Inc., 2.75%, 07/01/24	635	640,659
International Business Machines Corp., 3.00%, 05/15/24	1,110	1,139,940
Total System Services, Inc., 3.75%, 06/01/23	145	149,666

		2,929,815

Machinery — 0.2%
John Deere Capital Corp., 2.60%, 03/07/24	50	50,541
Xylem, Inc., 4.88%, 10/01/21	220	230,889

		281,430

Media — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22	135	141,854
Comcast Corp.:
3.30%, 10/01/20(d)	765	775,488
2.75%, 03/01/23	325	329,782
3.70%, 04/15/24	250	265,337
COX Communications, Inc., 3.25%, 12/15/22(b)	455	464,433
Discovery Communications LLC, 2.95%, 03/20/23(d)	900	908,204
Interpublic Group of Cos., Inc.:
3.50%, 10/01/20	135	136,720

3

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.75%, 10/01/21	$45	$46,179
Omnicom Group, Inc. / Omnicom Capital, Inc., 4.45%, 08/15/20	465	475,412
Sky Ltd., 2.63%, 09/16/19(b)	1,255	1,255,153

		4,798,562

Metals & Mining — 0.2%
Anglo American Capital PLC, 4.13%, 04/15/21(b)	200	204,579
Newmont Goldcorp Corp., 3.50%, 03/15/22	190	194,467

		399,046

Multi-Utilities — 0.6%
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)	245	254,441
CenterPoint Energy, Inc., 2.50%, 09/01/22	270	270,359
DTE Energy Co., 3.70%, 08/01/23	145	151,303
Sempra Energy, (3 mo. LIBOR US + 0.500%), 3.10%, 01/15/21(a)	220	219,265
WEC Energy Group, Inc., 3.38%, 06/15/21	200	203,925

		1,099,293

Oil, Gas & Consumable Fuels — 7.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
6.25%, 10/15/22	53	54,325
3.50%, 12/01/22	145	148,434
Apache Corp., 3.25%, 04/15/22	99	100,470
Canadian Natural Resources Ltd., 2.95%, 01/15/23	125	126,236
Devon Energy Corp., 3.25%, 05/15/22	235	239,439
Enbridge Energy Partners LP, 4.38%, 10/15/20	350	357,985
Enbridge, Inc., 2.90%, 07/15/22	225	228,315
Encana Corp., 3.90%, 11/15/21	1,035	1,060,162
Energy Transfer Operating LP:
4.15%, 10/01/20	1,050	1,068,044
3.60%, 02/01/23	150	153,313
4.50%, 04/15/24	500	532,061
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.75%, 09/01/20	455	467,792
Enterprise Products Operating LLC:
2.55%, 10/15/19	285	284,911
3.50%, 02/01/22	650	667,271
EOG Resources, Inc., 2.45%, 04/01/20	345	344,955
Kinder Morgan Energy Partners LP:
5.80%, 03/01/21(d)	1,235	1,301,811
4.15%, 02/01/24	600	632,827
Pioneer Natural Resources Co.:
7.50%, 01/15/20	45	46,147
3.45%, 01/15/21	385	390,012
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23	500	544,585
Schlumberger Investment SA, 3.30%, 09/14/21(b)(d)	500	509,933
TransCanada PipeLines Ltd., 2.50%, 08/01/22(d)	1,555	1,553,960
Williams Cos., Inc., 3.70%, 01/15/23(d)	1,190	1,229,889

		12,042,877

Pharmaceuticals — 2.4%
Allergan Finance LLC, 3.25%, 10/01/22(d)	2,415	2,444,966
Allergan Funding SCS, 3.45%, 03/15/22	203	207,266
Bristol-Myers Squibb Co., 2.90%, 07/26/24(b)	750	767,565
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	93	92,886
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23(b)	530	567,875

		4,080,558

Road & Rail — 3.3%
CSX Corp., 3.70%, 10/30/20	180	182,903

Security	Par (000)	Value

Road & Rail (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.05%, 01/09/20(b)(d)	$1,545	$1,546,863
3.20%, 07/15/20(b)(d)	1,360	1,366,160
3.38%, 02/01/22(b)	440	448,553
2.70%, 03/14/23(b)	505	504,792
Ryder System, Inc.:
2.88%, 09/01/20(d)	948	952,826
3.45%, 11/15/21	225	229,910
2.88%, 06/01/22	85	85,979
3.65%, 03/18/24	300	313,655

		5,631,641

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc., 2.85%, 03/12/20	70	70,201
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/22	214	214,556
Lam Research Corp., 2.80%, 06/15/21(d)	1,400	1,410,660
QUALCOMM, Inc., 2.60%, 01/30/23	95	95,327

		1,790,744

Software — 0.2%
CA, Inc., 3.60%, 08/15/22	265	269,137

Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(d)	600	607,895
NetApp, Inc., 2.00%, 09/27/19	320	319,519

		927,414

Tobacco — 0.9%
Altria Group, Inc., 3.80%, 02/14/24	185	192,848
BAT Capital Corp., 2.76%, 08/15/22(d)	1,305	1,306,980

		1,499,828

Trading Companies & Distributors — 0.8%
Air Lease Corp.:
3.38%, 06/01/21	155	157,409
2.63%, 07/01/22(d)	650	650,140
International Lease Finance Corp., 4.63%, 04/15/21	468	482,743

		1,290,292

Wireless Telecommunication Services — 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC:
3.36%, 03/20/23(b)	113	112,529
4.74%, 09/20/29(b)	400	415,000

		527,529

Total Corporate Bonds — 58.5% (Cost: $98,137,595)		99,543,458

4

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Agency Obligations — 3.6%

Canada — 3.0%
Canada Housing Trust, 2.65%, 12/15/28	$6,200	$5,050,570

Chile — 0.1%
Empresa Nacional del Petroleo, 5.25%, 8/10/20(b)	200	204,885

Mexico — 0.2%
Petroleos Mexicanos, 6.00%, 3/05/20	425	429,595

Saudi Arabia — 0.3%
Saudi Arabian Oil Co., 2.88%, 4/16/24(b)	520	523,661

Total Foreign Agency Obligations — 3.6% (Cost: $5,964,755)		6,208,711

Non-Agency Mortgage-Backed Securities — 19.1%

Collateralized Mortgage Obligations — 0.8%
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, (1 mo. LIBOR US + 0.740%), 3.14%, 11/25/34(a)(f)	0	287
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 4.19%, 05/20/34(c)	50	50,549
JP Morgan Trust:
Series 2015-3, Class A5, 3.50%, 05/25/45(b)(c)	650	659,835
Series 2016-2, Class A1, 2.79%, 06/25/46(b)(c)	540	540,991

		1,251,662

Commercial Mortgage-Backed Securities — 18.0%
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B, 3.21%, 04/10/28(b)	830	833,552
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class AAB, 2.71%, 08/10/49	1,986	2,013,873
Commercial Mortgage Trust:
Series 2013-CR6, Class ASB, 2.62%, 03/10/46	492	493,896
Series 2013-CR12, Class A2, 2.90%, 10/10/46	130	129,934
Series 2013-SFS, Class A1, 1.87%, 04/12/35(b)	202	200,814
Series 2014-UBS2, Class A2, 2.82%, 03/10/47	280	279,628
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47	1,110	1,145,609
Series 2015-CR23, Class A2, 2.85%, 05/10/48	3,740	3,744,195
GS Mortgage Securities Corp.:
Series 2012-ALOH, Class A, 3.55%, 04/10/34(b)	951	980,555
Series 2015-GC30, Class AAB, 3.12%, 05/10/50	1,100	1,131,006
GS Mortgage Securities Trust, Series 2013-GC16, Class AAB, 3.81%, 11/10/46	1,349	1,396,867

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1 mo. LIBOR US + 1.150%), 3.54%, 05/15/38(a)(b)	$1,102	$1,103,042
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4, 3.48%, 06/15/45	3,000	3,068,347
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.11%, 07/15/40(c)	16	16,130
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.92%, 02/15/46	2,735	2,788,846
Series 2013-C10, Class A4, 4.22%, 07/15/46(c)	2,000	2,129,587
Series 2014-C15, Class A4, 4.05%, 04/15/47	230	245,976
Series 2016-C30, Class ASB, 2.73%, 09/15/49	268	270,800
Morgan Stanley Capital I Trust:
Series 2012-C4, Class A3, 2.99%, 03/15/45	782	784,854
Series 2012-C4, Class A4, 3.24%, 03/15/45	1,900	1,941,017
Series 2014-CPT, Class A, 3.35%, 07/13/29(b)	1,800	1,836,322
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	2,000	2,051,966
Series 2016-NXS6, Class ASB, 2.83%, 11/15/49	2,000	2,048,747

		30,635,563

Interest Only Commercial Mortgage-Backed Securities — 0.3%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.90%, 09/15/48(c)	4,943	183,951
Commercial Mortgage Trust:
Series 2015-CR23, Class XA, 1.08%, 05/10/48(c)	2,520	90,748
Series 2015-LC21, Class XA, 0.91%, 07/10/48(c)	6,119	192,065
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.95%, 01/15/49(c)	980	82,239

		549,003

Total Non-Agency Mortgage-Backed Securities — 19.1% (Cost: $32,574,249)		32,436,228

U.S. Government Sponsored Agency Securities — 31.7%

Collateralized Mortgage Obligations — 2.3%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41	182	193,615
Series 3986, Class M, 4.50%, 09/15/41	204	214,972
Series 4253, Class PA, 3.50%, 08/15/41	413	421,266
Series 4274, Class PN, 3.50%, 10/15/35	355	372,671
Series 4390, Class CA, 3.50%, 06/15/50	381	395,227
Series 4459, Class BN, 3.00%, 08/15/43	736	755,763
Series 4482, Class DH, 3.00%, 06/15/42	387	394,403
Series 4493, Class PA, 3.00%, 02/15/44	554	569,086
Series 4494, Class KA, 3.75%, 10/15/42	639	661,369

		3,978,372

5

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac, Series KP03, Class A2, 1.78%, 07/25/19	$15	$15,302

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.36%, 01/25/22(c)	761	19,291
Freddie Mac, Series KW01, Class X1, 1.11%, 01/25/26(c)	2,055	107,015

		126,306

Mortgage-Backed Securities — 29.3%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-07/01/34(d)(g)	5,000	5,037,921
3.00%, 09/01/30-07/01/34(d)(g)	5,223	5,341,065
4.00%, 03/01/32-07/01/34(d)(g)	8,499	8,963,753
4.50%, 09/01/26-01/01/48(d)	9,980	10,766,254
5.00%, 07/01/19-07/01/25(d)	32	32,325
(12 mo. LIBOR US + 1.578%), 2.87%, 07/01/44(a)(d)	810	824,372
(12 mo. LIBOR US + 1.590%), 3.05%, 10/01/45(a)(d)	1,492	1,521,115
(12 mo. LIBOR US + 1.590%), 3.14%, 06/01/45(a)(d)	1,145	1,169,648
(12 mo. LIBOR US + 1.695%), 2.71%, 07/01/43(a)(d)	1,452	1,470,770
Freddie Mac Mortgage-Backed Securities:
2.50%, 11/01/27(d)	687	693,666
4.00%, 09/01/33(d)	2,417	2,561,485
4.50%, 03/01/49(d)	7,535	8,175,050
5.00%, 12/01/19-09/01/21(d)	4	3,713
5.50%, 05/01/22(d)	27	27,730

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
(12 mo. LIBOR US + 1.620%), 2.59%, 03/01/45(a)(d)	$1,208	$1,222,825
(12 mo. LIBOR US + 1.622%), 3.09%, 05/01/45(a)(d)	2,058	2,102,284

		49,913,976

Total U.S. Government Sponsored Agency Securities — 31.7% (Cost: $53,629,665)		54,033,956

Total Long-Term Investments — 150.4% (Cost: $253,643,516)		256,014,345

	Shares

Short-Term Securities — 1.5%
Dreyfus Treasury Securities Cash Management, Institutional Class, 2.10%(h)	2,596,568	2,596,568

Total Short-Term Securities — 1.5% (Cost: $2,596,568)		2,596,568

Options Purchased — 0.0%
(Cost: $39,038)		4,259

Total Investments — 151.9% (Cost: $256,279,122)		258,615,172

Liabilities in Excess of Other Assets — (51.9)%		(88,338,893)

Net Assets — 100.0%		$170,276,279

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Amount is less than $500.
(g)	Represents or includes a TBA transaction.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements

RBC Capital Markets, LLC	2.79%	04/25/19	Open	$2,264,062	$2,275,818	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	04/29/19	Open	1,278,400	1,284,642	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	04/29/19	Open	1,432,987	1,439,983	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	04/29/19	Open	1,457,812	1,464,930	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	04/30/19	Open	1,316,000	1,322,323	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	04/30/19	Open	1,278,400	1,284,543	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	05/03/19	Open	1,145,375	1,150,612	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	05/03/19	Open	1,040,062	1,044,818	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	05/03/19	Open	1,228,825	1,234,444	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	05/08/19	Open	933,287	937,193	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	05/08/19	Open	927,500	931,382	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	05/08/19	Open	932,500	936,402	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	05/08/19	Open	942,187	946,130	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	05/08/19	Open	949,725	953,700	Corporate Bonds	Open/Demand

6

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements

HSBC Securities (USA), Inc.	2.65%	05/13/19	Open	$729,000	$731,629	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/13/19	Open	826,000	828,979	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/13/19	Open	720,000	722,597	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/13/19	Open	765,000	767,759	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/13/19	Open	897,000	900,235	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/13/19	Open	846,000	849,051	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/13/19	Open	1,069,000	1,072,856	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/13/19	Open	848,000	851,059	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/13/19	Open	711,000	713,564	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/15/19	Open	566,000	567,916	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/15/19	Open	530,000	531,795	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/15/19	Open	664,000	666,248	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/15/19	Open	656,000	658,221	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/15/19	Open	552,000	553,869	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/15/19	Open	511,000	512,730	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/15/19	Open	609,000	611,062	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/15/19	Open	576,000	577,950	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/15/19	Open	491,000	492,663	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/15/19	Open	466,000	467,578	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/15/19	Open	474,000	475,605	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	05/15/19	Open	478,125	479,830	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/17/19	Open	697,000	699,309	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/17/19	Open	530,000	531,756	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/17/19	Open	572,000	573,895	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/17/19	Open	525,000	526,739	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/17/19	Open	580,000	581,921	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/17/19	Open	483,000	484,600	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/17/19	Open	533,000	534,766	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65%	05/20/19	Open	388,000	389,200	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	05/22/19	Open	273,600	274,448	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	05/23/19	Open	1,220,175	1,223,863	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	06/13/19	Open	2,311,900	2,315,125	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79%	06/13/19	Open	1,812,094	1,814,622	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	33,486	33,518	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	1,366,187	1,367,494	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	453,897	454,331	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	390,190	390,563	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	69,085	69,151	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	7,854	7,862	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	9,330	9,339	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	33,574	33,606	U.S. Government Sponsored Agency Securities	Up to 30 Days

7

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements

BNP Paribas S.A.	2.65%	06/17/19	07/18/19	$309,524	$309,820	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	63,851	63,912	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	6,153,944	6,159,833	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	90,809	90,896	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	1,484,416	1,485,837	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	68,052	68,117	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	410,402	410,795	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	1,528,528	1,529,991	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	5,566	5,571	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	23,309	23,331	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	672,749	673,393	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	5,800,703	5,806,254	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	137,477	137,609	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	419,134	419,535	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	20,579	20,599	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	56,698	56,752	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	2,484,491	2,486,869	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	1,968,849	1,970,733	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	1,260,060	1,261,266	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	5,622	5,627	U.S. Government Sponsored Agency Securities	Up to 30 Days

8

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements

BNP Paribas S.A.	2.65%	06/17/19	07/18/19	$64,233	$64,294	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	1,445,447	1,446,830	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	1,835,056	1,836,812	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	183,982	184,158	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	225,289	225,505	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.65%	06/17/19	07/18/19	1,294,470	1,295,709	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.63%	06/17/19	07/18/19	2,087,414	2,089,396	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.63%	06/17/19	07/18/19	791,855	792,607	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.63%	06/17/19	07/18/19	1,411,071	1,412,411	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.63%	06/17/19	07/18/19	1,137,922	1,139,003	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.63%	06/17/19	07/18/19	1,178,834	1,179,954	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.63%	06/17/19	07/18/19	1,480,722	1,482,129	U.S. Government Sponsored Agency Securities	Up to 30 Days

				$79,501,677	$79,691,772

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,863,873	CAD	6,362,000	BNP Paribas S.A.	08/06/19	1,494
JPY	45,229,884	USD	420,000	JPMorgan Chase Bank N.A.	09/18/19	2,036
SEK	3,956,928	USD	420,000	JPMorgan Chase Bank N.A.	09/18/19	8,594
USD	430,000	JPY	45,854,576	Standard Chartered Bank	09/18/19	2,135

						14,259

9

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series S Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	6,362,000	USD	4,860,199	BNP Paribas S.A.	07/03/19	(1,448)
USD	4,796,976	CAD	6,481,000	Standard Chartered Bank	07/03/19	(152,657)
JPY	45,944,855	USD	430,000	JPMorgan Chase Bank N.A.	09/18/19	(1,292)
SEK	3,964,356	USD	430,000	Deutsche Bank AG	09/18/19	(602)
USD	420,000	JPY	45,170,118	Royal Bank of Canada	09/18/19	(1,478)
USD	430,000	SEK	4,025,584	JPMorgan Chase Bank N.A.	09/18/19	(6,030)
USD	420,000	SEK	3,953,557	JPMorgan Chase Bank N.A.	09/18/19	(8,228)

						(171,735)

Net Unrealized Depreciation						$(157,476)

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro-Bund	10	09/06/19	$1,964	$10,453
U.S. Ultra Treasury Bonds	4	09/19/19	710	1,244
U.S. Treasury Notes (2 Year)	109	09/30/19	23,455	43,635

				55,332

Short Contracts
Canadian Government Bonds (10 Year)	48	09/19/19	5,239	(58,818)
U.S. Treasury Notes (10 Year)	19	09/19/19	2,431	(36,690)
U.S. Ultra Treasury Notes (10 Year)	9	09/19/19	1,243	(22,681)
U.S. Treasury Notes (5 Year)	72	09/30/19	8,507	(59,836)

				(178,025)

				$(122,693)

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)	Value

Put
5-Year Interest Rate Swap, 01/18/22	3.35%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	Deutsche Bank AG	01/18/22	3.35%	$1,735	$4,259

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1.23%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	04/15/29	1,370	$(24,127)	$32	$(24,159)

Centrally Cleared Interest Rate Swaps

								Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund				Notional
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Amount (000)	Value

1.22%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	N/A	05/18/21	$10,000	$127,235	$103	$127,132
1.30%	Semi-annual	3-month LIBOR, 2.32%	Quarterly	N/A	05/20/21	$10,000	111,115	103	111,012

10

Schedule of Investments (unaudited) (continued) June 30, 2019	BATS: Series S Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency

3-month LIBOR, 2.32%	Quarterly	2.70%	Semi-annual	01/20/22	(a)	01/20/27	$580	20,831	5	20,826

								$259,181	$211	$258,970

(a)	Forward swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$—	$256,014,345	$—	$256,014,345
Short-Term Securities	2,596,568	—	—	2,596,568
Options Purchased:
Interest rate contracts	—	4,259	—	4,259

	$2,596,568	$256,018,604	$—	$258,615,172

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$14,259	$—	$14,259
Interest rate contracts	55,332	258,970	—	314,302
Liabilities:
Foreign currency exchange contracts	—	(171,735)	—	(171,735)
Interest rate contracts	(178,025)	—	—	(178,025)
Other contracts	—	(24,159)	—	(24,159)

	$(122,693)	$77,335	$—	$(45,358)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps, futures and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value, approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $79,691,772 are categorized as Level 2 within the disclosure hierarchy.

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